UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2019 through August 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

JPMorgan Institutional Trust Funds

August 31, 2019 (Unaudited)

JPMorgan Core Bond Trust

JPMorgan Intermediate Bond Trust

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

LETTER TO SHAREHOLDERS

October 22, 2019 (Unaudited)

Dear Shareholders,

By way of introduction, I am head of the Americas Client organization for J.P. Morgan Asset Management, as well as a twenty year J.P. Morgan veteran, spending nearly all of my career in Asset Management. The reason I joined J.P. Morgan Asset Management over twenty years ago is the same reason I still come to work energized every day; our shareholders & clients. Our shareholders & clients are our highest priority and at the center of everything we do. As such, I plan to use our Letter to Shareholders as an opportunity to provide updates on recent market events and also, from time to time, introduce innovative initiatives happening within J.P. Morgan Asset Management that are designed in part to continue to improve the shareholder & client experiences.

“The reason I joined J.P. Morgan Asset Management over twenty years ago is the same reason I still come to work energized every day; our shareholders & clients.” — Andrea L. Lisher

While the longest U.S. economic expansion on record showed signs of slowing in 2019, financial markets have so far largely provided positive returns in 2019. In response to a weaker global economic outlook and muted inflationary pressure, the U.S. Federal Reserve cut interest rates in July for the first time in more than a decade and then reduced interest rates further in September, which provided support for both equity and bond prices. However, global economic growth continued to weaken in the third quarter of 2019 and continued uncertainty about U.S.-China trade has led to increased volatility in financial markets. Given continued uncertainty around trade, we expect market volatility to continue going forward. For long-term investors, we recommend maintaining a long-term view and a properly diversified investment portfolio.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your assets. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	1

JPMorgan Institutional Trust Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2019 (Unaudited)

Both equity and bond markets in the U.S. provided positive returns for the six month reporting period amid continued U.S. economic growth, buoyant corporate earnings and the U.S. Federal Reserve’s first reduction in benchmark interest rates in a more than a decade. Global bond markets generally provided positive returns, particularly in emerging markets and lower-rated corporate bonds, which benefitted from investor demand for higher yielding assets.

While financial markets largely rallied in the first months of the reporting period, investor concerns about slowing global economic growth and an increase in U.S.-China trade tensions drove an increase in market volatility and weighed down asset prices in the final months of the period.

Amid market volatility, investors flocked to longer-dated U.S. Treasury bonds in August, which drove the yields on the 30-year U.S. Treasury bond below 2% for the first time. More notably, yields on 10-year U.S. Treasury bonds fell below yields on two-year U.S. Treasury bonds for the first time since 2007. This so-called yield curve inversion, which has preceded every U.S. economic recession since 1950, put further pressure on financial markets at the end of the reporting period.

For the six months ended August 31, 2019, the Bloomberg Barclays U.S. Aggregate Index returned 8.02%; the Bloomberg Barclays U.S. High Yield Bond Index returned 4.46%; the Bloomberg Barclays Emerging Markets Debt Index returned 6.48% and the Bloomberg Barclays Municipal Bond Index returned 6.24%.

2	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

JPMorgan Core Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2019 (Unaudited)

Reporting Period Return:
Fund*	8.66%
Bloomberg Barclays U.S. Aggregate Index	8.02%

Net Assets as of 8/31/2019 (In Thousands)	$2,101,730
Duration as of 8/31/2019	6.0 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Trust (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2019, the Fund outperformed the Bloomberg Barclays U.S. Aggregate Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s longer overall duration and its overweight position in bonds with maturities of 10 to 20 years were leading contributors to performance as interest rates fell during the reporting period. Duration measures the price sensitivity of a portfolio of bonds relative to changes in interest rates. Generally, bonds with longer duration will experience a larger increase in price when interest rates fall, compared with shorter duration bonds. The Fund’s allocation to agency mortgage-backed securities and its out-of-Benchmark allocations to asset-backed securities and commercial mortgage-backed securities also contributed to relative performance.

The Fund’s underweight allocation to investment grade corporate bonds detracted from performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At the end of the reporting period, the Fund was underweight in U.S. Treasury securities and overweight in commercial mortgage-backed securities and asset-backed securities, relative to the Benchmark.

PORTFOLIO COMPOSITION***
Corporate Bonds	30.4%
U.S. Treasury Obligations	24.9
Collateralized Mortgage Obligations	17.4
Mortgage-Backed Securities	11.5
Asset-Backed Securities	9.3
Commercial Mortgage-Backed Securities	5.0
Others (each less than 1.0%)	0.6
Short-Term Investments	0.9

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2019. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	3

JPMorgan Core Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2019 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2019

INCEPTION DATE OF FUND	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	8.66%	10.93%	3.94%	4.81%

*	Not annualized.

TEN YEAR PERFORMANCE (8/31/09 TO 8/31/19)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust, the Bloomberg Barclays U.S. Aggregate Index and the Lipper Intermediate U.S. Government Funds Index from August 31, 2009 to August 31, 2019. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate U.S. Government Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2019 (Unaudited)

Reporting Period Return:
Fund*	5.81%
Bloomberg Barclays Intermediate U.S. Government/Credit Index	5.78%

Net Assets as of 8/31/2019 (In Thousands)	$138,801
Duration as of 8/31/2019	3.7 years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Bond Trust (the “Fund”) seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2019, the Fund outperformed the Bloomberg Barclays Intermediate U.S. Government/Credit Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s underweight allocation to U.S. Treasury bonds contributed to performance as Treasury bonds underperformed other sectors of the market. The Fund’s out-of-Benchmark allocation to non-agency mortgage-backed securities also contributed to relative performance.

The Fund’s shorter overall duration detracted from performance relative to the Benchmark as interest rates fell during the period. Duration measures the price sensitivity of a portfolio of bonds relative to changes in interest rates. Generally, bonds of shorter duration will experience a small increase in price when interest rates fall compared with longer duration bonds.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	23.4%
Corporate Bonds	23.1
Mortgage-Backed Securities	15.5
Collateralized Mortgage Obligations	13.9
Asset-Backed Securities	10.8
Commercial Mortgage-Backed Securities	3.8
U.S. Government Agency Securities	1.4
Others (each less than 1.0%)	1.1
Short-Term Investments	7.0

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2019. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	5

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2019 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2019

INCEPTION DATE OF FUND	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	5.81%	8.20%	3.16%	3.90%

*	Not annualized.

TEN YEAR PERFORMANCE (8/31/09 TO 8/31/19)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Intermediate Bond Trust, the Bloomberg Barclays Intermediate U.S. Government/Credit Index and the Lipper Short-Intermediate U.S. Government Funds Index from August 31, 2009 to August 31, 2019. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays Intermediate U.S. Government/Credit Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short-Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays

Intermediate U.S. Government/Credit Index is an unmanaged index comprised of intermediate maturity U.S. Treasury and agency securities and investment grade corporate securities. The Lipper Short-Intermediate U.S. Government Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $5,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2019 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 23.6%

U.S. Treasury Bonds

3.13%, 2/15/2043	565	693

2.88%, 5/15/2043	22,775	26,880

3.63%, 8/15/2043	27,650	36,691

3.75%, 11/15/2043	12,028	16,280

3.63%, 2/15/2044	17,780	23,657

2.50%, 2/15/2045	25,900	28,740

2.88%, 8/15/2045	2,300	2,731

2.25%, 8/15/2046	8,270	8,759

3.00%, 2/15/2048	670	821

3.13%, 5/15/2048	3,757	4,714

2.25%, 8/15/2049	120	128

U.S. Treasury Inflation Indexed Bonds

1.75%, 1/15/2028	300	419

3.63%, 4/15/2028	799	1,653

2.50%, 1/15/2029	300	441

U.S. Treasury Inflation Indexed Notes

1.38%, 1/15/2020	607	716

0.13%, 1/15/2022	2,453	2,758

U.S. Treasury Notes

1.38%, 1/31/2021	880	876

2.63%, 5/15/2021	1,006	1,023

3.13%, 5/15/2021	2,250	2,307

2.13%, 8/15/2021	13,000	13,144

1.25%, 10/31/2021	10,000	9,945

2.00%, 10/31/2021	1,100	1,111

2.00%, 7/31/2022	5,000	5,081

1.63%, 8/31/2022	3,000	3,016

2.00%, 10/31/2022	1,650	1,679

1.50%, 2/28/2023	3,000	3,008

1.75%, 5/15/2023	2,221	2,247

2.50%, 5/15/2024	8,840	9,275

1.88%, 8/31/2024	569	582

2.25%, 11/15/2024	400	417

2.88%, 4/30/2025	1,212	1,306

2.88%, 5/31/2025	17,719	19,118

2.25%, 2/15/2027	11,738	12,395

U.S. Treasury STRIPS Bonds

2.63%, 5/15/2020 (a)	1,535	1,516

2.55%, 2/15/2021 (a)	12,095	11,810

2.00%, 5/15/2021 (a)	23,265	22,639

3.75%, 8/15/2021 (a)	6,100	5,918

3.51%, 11/15/2021 (a)	9,980	9,646

2.85%, 2/15/2022 (a)	15,768	15,184

2.47%, 5/15/2022 (a)	18,545	17,805

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

3.05%, 8/15/2022 (a)	3,265	3,126

2.75%, 11/15/2022 (a)	14,400	13,737

3.48%, 2/15/2023 (a)	38,462	36,567

3.05%, 5/15/2023 (a)	14,070	13,322

2.33%, 8/15/2023 (a)	13,900	13,122

2.33%, 11/15/2023 (a)	14,000	13,162

2.42%, 2/15/2024 (a)	2,200	2,060

5.21%, 8/15/2024 (a)	600	558

6.88%, 5/15/2026 (a)	1,500	1,354

3.51%, 8/15/2026 (a)	1,592	1,433

4.23%, 5/15/2027 (a)	6,550	5,812

3.76%, 5/15/2032 (a)	18,050	14,491

3.10%, 8/15/2032 (a)	14,395	11,489

4.25%, 11/15/2032 (a)	10,140	8,046

3.99%, 2/15/2033 (a)	5,500	4,340

4.48%, 5/15/2033 (a)	16,500	12,941

6.23%, 8/15/2033 (a)	3,050	2,378

3.93%, 2/15/2034 (a)	9,500	7,318

4.68%, 5/15/2034 (a)	3,600	2,756

3.94%, 8/15/2034 (a)	1,650	1,256

3.15%, 11/15/2041 (a)	500	326

Total U.S. Treasury Obligations (Cost $451,378)		496,723

Corporate Bonds — 23.4%

Aerospace & Defense — 0.5%

Airbus Finance BV (France) 2.70%, 4/17/2023 (b)	557	569

Airbus SE (France) 3.95%, 4/10/2047 (b)	150	178

Boeing Co. (The) 3.95%, 8/1/2059	1,280	1,450

L3Harris Technologies, Inc. 3.83%, 4/27/2025	850	912

Lockheed Martin Corp. 4.07%, 12/15/2042	600	705

Northrop Grumman Corp. 3.25%, 1/15/2028	200	212

Northrop Grumman Systems Corp. 7.75%, 2/15/2031	300	444

Precision Castparts Corp. 3.25%, 6/15/2025	897	945

Rockwell Collins, Inc.

3.20%, 3/15/2024	350	365

4.35%, 4/15/2047	199	234

United Technologies Corp.

3.95%, 8/16/2025	215	236

4.45%, 11/16/2038	210	255

4.50%, 6/1/2042	2,799	3,376

4.15%, 5/15/2045	543	629

		10,510

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	7

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2019 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Air Freight & Logistics — 0.0% (c)

FedEx Corp. 3.90%, 2/1/2035	318	333

Airlines — 0.0% (c)

Continental Airlines Pass-Through Trust Series 2012-2, Class A, 4.00%, 10/29/2024	153	162

Automobiles — 0.0% (c)

Daimler Finance North America LLC (Germany) 2.25%, 3/2/2020 (b)	305	305

Banks — 4.8%

ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (b)	1,216	1,326

AIB Group plc (Ireland) 4.75%, 10/12/2023 (b)	1,165	1,234

ANZ New Zealand Int’l Ltd. (New Zealand)

2.60%, 9/23/2019 (b)	750	750

2.85%, 8/6/2020 (b)	402	405

ASB Bank Ltd. (New Zealand) 3.13%, 5/23/2024 (b)	905	936

Australia & New Zealand Banking Group Ltd. (Australia)

4.88%, 1/12/2021 (b)	228	237

4.40%, 5/19/2026 (b)	263	283

Banco Santander SA (Spain) 3.13%, 2/23/2023	400	409

Bank of America Corp.

3.30%, 1/11/2023	885	920

(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (d)	588	602

(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (d)	1,855	1,889

(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (d)	1,747	1,793

(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (d)	547	572

(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (d)	526	547

3.25%, 10/21/2027	1,189	1,255

(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (d)	1,700	1,834

(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (d)	4,975	5,250

(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 4/23/2040 (d)	1,000	1,147

(ICE LIBOR USD 3 Month + 1.52%), 4.33%, 3/15/2050 (d)	1,000	1,217

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Bank of Montreal (Canada) 2.10%, 12/12/2019	3,000	2,999

Banque Federative du Credit Mutuel SA (France) 3.75%, 7/20/2023 (b)	540	570

Barclays plc (United Kingdom) 3.65%, 3/16/2025	1,000	1,019

BNP Paribas SA (France)

3.50%, 3/1/2023 (b)	290	301

3.38%, 1/9/2025 (b)	425	441

BNZ International Funding Ltd. (New Zealand)

2.10%, 9/14/2021 (b)	450	449

2.65%, 11/3/2022 (b)	632	641

Capital One Bank USA NA 3.38%, 2/15/2023	300	310

Citigroup, Inc.

2.65%, 10/26/2020	1,210	1,217

2.70%, 3/30/2021	778	786

2.35%, 8/2/2021	115	116

3.88%, 3/26/2025	500	529

(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (d)	355	371

4.40%, 6/10/2025	865	939

3.70%, 1/12/2026	1,900	2,047

3.40%, 5/1/2026	1,000	1,058

4.30%, 11/20/2026	1,200	1,310

6.63%, 1/15/2028	250	318

(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (d)	1,000	1,105

8.13%, 7/15/2039	223	373

4.65%, 7/23/2048	1,021	1,282

Citizens Bank NA 3.70%, 3/29/2023	720	758

Commonwealth Bank of Australia (Australia)

3.45%, 3/16/2023 (b)	600	631

4.50%, 12/9/2025 (b)	832	902

2.85%, 5/18/2026 (b)	600	624

Cooperatieve Rabobank UA (Netherlands)

4.38%, 8/4/2025	1,738	1,879

5.80%, 9/30/2110 (b)	500	766

Credit Agricole SA (France)

3.75%, 4/24/2023 (b)	500	524

4.38%, 3/17/2025 (b)	1,250	1,329

Credit Suisse Group Funding Guernsey Ltd. (Switzerland)

2.75%, 3/26/2020	250	251

3.80%, 6/9/2023	800	840

3.75%, 3/26/2025	340	359

SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Discover Bank

3.35%, 2/6/2023	343	355

4.25%, 3/13/2026	1,205	1,314

Fifth Third Bancorp 3.95%, 3/14/2028	500	554

Fifth Third Bank 2.88%, 10/1/2021	340	345

HSBC Bank plc (United Kingdom) 4.75%, 1/19/2021 (b)	575	595

HSBC Holdings plc (United Kingdom)

2.65%, 1/5/2022	2,212	2,234

4.00%, 3/30/2022	552	579

(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (d)	991	1,007

(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (d)	1,054	1,106

4.25%, 8/18/2025	939	995

3.90%, 5/25/2026	200	214

Huntington Bancshares, Inc. 3.15%, 3/14/2021	321	326

Huntington National Bank (The) 2.88%, 8/20/2020	858	864

KeyBank NA 3.18%, 5/22/2022	729	749

KeyCorp 4.15%, 10/29/2025	280	308

Lloyds Banking Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.81%),

2.91%, 11/7/2023 (d)	612	614

4.58%, 12/10/2025	400	420

4.38%, 3/22/2028	475	517

Mitsubishi UFJ Financial Group, Inc. (Japan)

2.95%, 3/1/2021	243	245

3.41%, 3/7/2024	1,260	1,323

3.75%, 7/18/2039	760	833

Mizuho Bank Ltd. (Japan) 2.65%, 9/25/2019 (b)	623	623

Mizuho Financial Group, Inc. (Japan) 2.63%, 4/12/2021 (b)	742	747

National Australia Bank Ltd. (Australia) 3.38%, 1/14/2026	800	859

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (b) (d)	1,025	1,059

NatWest Markets plc (United Kingdom) 3.63%, 9/29/2022 (b)	1,025	1,049

Nordea Bank Abp (Finland) 4.25%, 9/21/2022 (b)	945	991

PNC Financial Services Group, Inc. (The)

4.38%, 8/11/2020	864	883

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Royal Bank of Canada (Canada)

3.70%, 10/5/2023	1,000	1,064

4.65%, 1/27/2026	337	376

Royal Bank of Scotland Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (d)	480	501

(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (d)	290	318

(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (d)	640	685

Santander UK Group Holdings plc (United Kingdom)

3.13%, 1/8/2021	452	454

3.57%, 1/10/2023	200	204

Societe Generale SA (France)

2.50%, 4/8/2021 (b)	850	853

3.88%, 3/28/2024 (b)	815	859

SpareBank 1 Boligkreditt A/S (Norway) 1.75%, 11/15/2019 (b)	927	926

Standard Chartered plc (United Kingdom)

5.20%, 1/26/2024 (b)	700	755

(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (b) (d)	400	413

(ICE LIBOR USD 3 Month + 1.91%), 4.30%, 5/21/2030 (b) (d)	550	595

(ICE LIBOR USD 3 Month + 1.97%), 4.87%, 3/15/2033 (b) (d)	200	214

Sumitomo Mitsui Financial Group, Inc. (Japan)

2.78%, 10/18/2022	542	552

3.10%, 1/17/2023	689	711

4.44%, 4/2/2024 (b)	500	536

2.63%, 7/14/2026	872	881

3.04%, 7/16/2029	1,315	1,361

SunTrust Bank 3.30%, 5/15/2026	400	418

SunTrust Banks, Inc.

2.90%, 3/3/2021	253	256

4.00%, 5/1/2025	265	289

Toronto-Dominion Bank (The) (Canada)

2.13%, 4/7/2021	115	115

2.65%, 6/12/2024	1,200	1,232

UBS Group Funding Switzerland AG (Switzerland)

3.49%, 5/23/2023 (b)	269	277

(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (b) (d)	200	203

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2019 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

4.13%, 9/24/2025 (b)	300	327

4.13%, 4/15/2026 (b)	963	1,054

US Bancorp 7.50%, 6/1/2026	1,277	1,643

US Bank NA 2.80%, 1/27/2025	896	931

Wells Fargo & Co.

3.50%, 3/8/2022	850	880

3.07%, 1/24/2023	500	511

4.48%, 1/16/2024	702	761

3.75%, 1/24/2024	675	719

3.30%, 9/9/2024	1,000	1,053

3.00%, 4/22/2026	993	1,029

4.10%, 6/3/2026	637	690

(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (d)	1,395	1,453

4.65%, 11/4/2044	1,180	1,418

4.40%, 6/14/2046	300	348

4.75%, 12/7/2046	325	399

Westpac Banking Corp. (Australia)

2.85%, 5/13/2026	690	719

4.42%, 7/24/2039	580	647

		100,988

Beverages — 0.5%

Anheuser-Busch Cos. LLC (Belgium)

4.70%, 2/1/2036	3,945	4,592

4.90%, 2/1/2046	1,135	1,356

Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	70	81

Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.75%, 1/23/2029	441	515

Coca-Cola Femsa SAB de CV (Mexico) 3.88%, 11/26/2023	250	266

Constellation Brands, Inc.

4.40%, 11/15/2025	325	361

5.25%, 11/15/2048	220	279

Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	255	300

Keurig Dr Pepper, Inc.

3.13%, 12/15/2023	500	515

4.42%, 5/25/2025	149	163

3.43%, 6/15/2027	250	260

4.99%, 5/25/2038	215	254

PepsiCo, Inc. 4.45%, 4/14/2046	534	677

		9,619

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Biotechnology — 0.2%

AbbVie, Inc.

4.40%, 11/6/2042	790	829

4.45%, 5/14/2046	190	200

Baxalta, Inc.

3.60%, 6/23/2022	149	153

5.25%, 6/23/2045	50	66

Celgene Corp. 5.70%, 10/15/2040	633	840

Gilead Sciences, Inc. 4.60%, 9/1/2035	816	977

		3,065

Building Products — 0.0% (c)

Masco Corp. 6.50%, 8/15/2032	600	735

Capital Markets — 2.5%

Bank of New York Mellon Corp. (The) (ICE LIBOR USD 3 Month + 0.63%),

2.66%, 5/16/2023 (d)	2,123	2,157

3.25%, 9/11/2024	700	738

2.80%, 5/4/2026	254	264

Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	429	493

Brookfield Finance, Inc. (Canada)

3.90%, 1/25/2028	337	356

4.85%, 3/29/2029	895	1,015

4.70%, 9/20/2047	427	483

CME Group, Inc. 5.30%, 9/15/2043	285	396

Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	402	428

Credit Suisse Group AG (Switzerland)

3.57%, 1/9/2023 (b)	729	747

4.28%, 1/9/2028 (b)	1,162	1,264

Deutsche Bank AG (Germany)

4.25%, 10/14/2021	1,000	1,017

3.30%, 11/16/2022	1,000	994

FMR LLC 6.45%, 11/15/2039 (b)	500	727

Goldman Sachs Group, Inc. (The)

5.38%, 3/15/2020	1,786	1,816

2.35%, 11/15/2021	1,255	1,257

3.00%, 4/26/2022	1,200	1,216

(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (d)	505	512

(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (d)	2,473	2,516

(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (d)	493	501

3.50%, 1/23/2025	557	586

SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Capital Markets — continued

3.75%, 5/22/2025	1,984	2,116

4.25%, 10/21/2025	1,415	1,526

3.50%, 11/16/2026	469	491

3.85%, 1/26/2027	830	886

(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (d)	2,093	2,226

(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (d)	1,000	1,106

6.75%, 10/1/2037	685	938

4.80%, 7/8/2044	685	848

Intercontinental Exchange, Inc. 4.00%, 10/15/2023	884	951

Invesco Finance plc

4.00%, 1/30/2024	657	701

3.75%, 1/15/2026	390	420

Jefferies Group LLC 6.45%, 6/8/2027	749	881

Macquarie Bank Ltd. (Australia)

2.85%, 7/29/2020 (b)	1,000	1,006

4.00%, 7/29/2025 (b)	1,000	1,080

Macquarie Group Ltd. (Australia)

6.00%, 1/14/2020 (b)	1,200	1,216

6.25%, 1/14/2021 (b)	1,650	1,737

(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (b) (d)	700	739

(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (b) (d)	700	807

Morgan Stanley

5.50%, 7/24/2020	475	489

5.75%, 1/25/2021	906	951

5.50%, 7/28/2021	559	593

3.75%, 2/25/2023	3,429	3,607

(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (d)	1,765	1,857

4.00%, 7/23/2025	2,873	3,112

3.88%, 1/27/2026	946	1,023

(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (d)	1,265	1,501

4.30%, 1/27/2045	485	574

State Street Corp. 3.10%, 5/15/2023	369	383

		53,248

Chemicals — 0.3%

Albemarle Corp. 5.45%, 12/1/2044	150	170

DuPont de Nemours, Inc. 4.49%, 11/15/2025	500	555

5.32%, 11/15/2038	215	265

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — continued

International Flavors & Fragrances, Inc.

4.45%, 9/26/2028	300	332

5.00%, 9/26/2048	365	412

Mosaic Co. (The)

5.45%, 11/15/2033	861	987

4.88%, 11/15/2041	79	80

Nutrien Ltd. (Canada)

4.20%, 4/1/2029	175	196

4.13%, 3/15/2035	455	480

5.00%, 4/1/2049	230	274

Sherwin-Williams Co. (The) 3.13%, 6/1/2024	381	396

Union Carbide Corp. 7.75%, 10/1/2096	850	1,184

Westlake Chemical Corp. 4.38%, 11/15/2047	237	235

		5,566

Commercial Services & Supplies — 0.0% (c)

Republic Services, Inc. 2.90%, 7/1/2026	175	182

Waste Management, Inc. 3.45%, 6/15/2029	390	427

		609

Communications Equipment — 0.1%

Cisco Systems, Inc.

5.90%, 2/15/2039	755	1,097

5.50%, 1/15/2040	350	491

		1,588

Construction Materials — 0.1%

CRH America, Inc. (Ireland)

3.88%, 5/18/2025 (b)	417	442

5.13%, 5/18/2045 (b)	893	1,044

Martin Marietta Materials, Inc. 3.45%, 6/1/2027	770	793

		2,279

Consumer Finance — 0.6%

AerCap Ireland Capital DAC (Ireland)

3.30%, 1/23/2023	390	400

3.50%, 1/15/2025	600	614

American Express Credit Corp. 2.70%, 3/3/2022	715	729

Avolon Holdings Funding Ltd. (Ireland) 4.38%, 5/1/2026 (b)	820	851

Capital One Financial Corp. 3.20%, 2/5/2025	1,069	1,103

4.20%, 10/29/2025	250	267

General Motors Financial Co., Inc.

3.45%, 4/10/2022	1,091	1,113

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2019 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Consumer Finance — continued

3.70%, 5/9/2023	1,230	1,262

3.95%, 4/13/2024	1,400	1,448

3.50%, 11/7/2024	640	649

4.35%, 4/9/2025	540	566

4.30%, 7/13/2025	550	574

John Deere Capital Corp.

3.15%, 10/15/2021	233	239

2.70%, 1/6/2023	1,712	1,752

		11,567

Containers & Packaging — 0.1%

International Paper Co. 7.30%, 11/15/2039	600	839

WRKCo, Inc.

3.75%, 3/15/2025	400	423

3.90%, 6/1/2028	170	180

		1,442

Diversified Consumer Services — 0.0% (c)

President & Fellows of Harvard College 3.30%, 7/15/2056	643	725

Diversified Financial Services — 0.7%

GE Capital International Funding Co. Unlimited Co.

2.34%, 11/15/2020	930	925

4.42%, 11/15/2035	3,583	3,640

GTP Acquisition Partners I LLC

2.35%, 6/15/2020 (b)	1,236	1,234

3.48%, 6/16/2025 (b)	1,436	1,505

Hutchison Whampoa International 12 II Ltd. (Hong Kong) 3.25%, 11/8/2022 (b)	539	552

Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan) 2.65%, 9/19/2022 (b)	606	609

National Rural Utilities Cooperative Finance Corp. 2.95%, 2/7/2024	306	318

ORIX Corp. (Japan) 2.90%, 7/18/2022	553	565

Shell International Finance BV (Netherlands) 4.13%, 5/11/2035	2,069	2,413

Siemens Financieringsmaatschappij NV (Germany)

2.90%, 5/27/2022 (b)	634	649

3.13%, 3/16/2024 (b)	750	781

4.40%, 5/27/2045 (b)	513	621

		13,812

Diversified Telecommunication Services — 0.9%

AT&T, Inc.

3.95%, 1/15/2025	1,126	1,210

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued

3.60%, 7/15/2025	500	527

4.13%, 2/17/2026	400	435

4.30%, 2/15/2030	1,567	1,740

6.00%, 8/15/2040	2,000	2,508

5.35%, 9/1/2040	500	596

5.38%, 10/15/2041	313	371

4.35%, 6/15/2045	462	494

British Telecommunications plc (United Kingdom) 9.63%, 12/15/2030 (e)	150	230

Centel Capital Corp. 9.00%, 10/15/2019	600	602

Deutsche Telekom International Finance BV (Germany)

3.60%, 1/19/2027 (b)	175	186

4.88%, 3/6/2042 (b)	232	276

Qwest Corp. 6.75%, 12/1/2021	741	799

Telefonica Emisiones SA (Spain)

5.13%, 4/27/2020	526	536

5.46%, 2/16/2021	316	331

4.10%, 3/8/2027	321	351

Verizon Communications, Inc.

2.63%, 8/15/2026	306	313

4.33%, 9/21/2028	962	1,105

4.02%, 12/3/2029 (b)	885	1,000

4.40%, 11/1/2034	1,895	2,195

4.27%, 1/15/2036	1,445	1,659

5.25%, 3/16/2037	457	579

4.86%, 8/21/2046	396	493

4.67%, 3/15/2055	400	493

		19,029

Electric Utilities — 1.5%

Alabama Power Co. 6.13%, 5/15/2038	239	337

Arizona Public Service Co.

2.20%, 1/15/2020	133	133

5.05%, 9/1/2041	200	250

Baltimore Gas & Electric Co. 3.50%, 8/15/2046	376	401

China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (b)	1,234	1,316

Comision Federal de Electricidad (Mexico)

4.88%, 5/26/2021 (b)	831	861

Connecticut Light & Power Co. (The) 4.00%, 4/1/2048	236	278

Duke Energy Carolinas LLC

6.00%, 1/15/2038	100	140

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — continued

4.25%, 12/15/2041	129	152

Duke Energy Corp. 3.40%, 6/15/2029	1,098	1,166

Duke Energy Florida LLC 6.40%, 6/15/2038	90	135

Duke Energy Progress LLC

4.10%, 5/15/2042	273	319

4.10%, 3/15/2043	125	145

Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (b)	750	772

Edison International 5.75%, 6/15/2027	400	454

Electricite de France SA (France) 6.00%, 1/22/2114 (b)	1,300	1,644

Enel Finance International NV (Italy)

4.63%, 9/14/2025 (b)	265	289

3.63%, 5/25/2027 (b)	740	761

Entergy Arkansas LLC 3.50%, 4/1/2026	175	188

Entergy Corp. 2.95%, 9/1/2026	336	343

Entergy Louisiana LLC 3.05%, 6/1/2031	629	664

Entergy Mississippi LLC 2.85%, 6/1/2028	559	581

Evergy, Inc. 4.85%, 6/1/2021	679	704

FirstEnergy Corp. Series C, 4.85%, 7/15/2047	289	351

FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	240	288

Florida Power & Light Co. 5.95%, 2/1/2038	350	502

Fortis, Inc. (Canada) 3.06%, 10/4/2026	500	512

Hydro-Quebec (Canada)

Series HY, 8.40%, 1/15/2022	1,000	1,148

Series IO, 8.05%, 7/7/2024	350	449

ITC Holdings Corp. 2.70%, 11/15/2022	900	913

Jersey Central Power & Light Co. 4.30%, 1/15/2026 (b)	560	613

John Sevier Combined Cycle Generation LLC

4.63%, 1/15/2042	743	879

Kansas City Power & Light Co. 5.30%, 10/1/2041	1,400	1,834

Korea Southern Power Co. Ltd. (South Korea)

3.00%, 1/29/2021 (b)	228	231

Mid-Atlantic Interstate Transmission LLC

4.10%, 5/15/2028 (b)	315	351

Nevada Power Co.

Series N, 6.65%, 4/1/2036	100	143

5.45%, 5/15/2041	305	394

NextEra Energy Capital Holdings, Inc. 2.40%, 9/15/2019	371	371

Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (b)	493	522

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued

Northern States Power Co. 6.25%, 6/1/2036	510	734

Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	110	141

Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	150	156

Pepco Holdings LLC 7.45%, 8/15/2032	316	445

Potomac Electric Power Co. 6.50%, 11/15/2037	1,085	1,587

PPL Capital Funding, Inc. 3.40%, 6/1/2023	200	207

Progress Energy, Inc.

3.15%, 4/1/2022	673	688

7.00%, 10/30/2031	300	420

Public Service Co. of Colorado 3.55%, 6/15/2046	214	231

Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	2,490	3,521

Public Service Electric & Gas Co. 5.38%, 11/1/2039	317	418

Southern California Edison Co.

Series B, 3.65%, 3/1/2028	400	433

Series 08-A, 5.95%, 2/1/2038	200	263

4.05%, 3/15/2042	552	596

Southwestern Public Service Co. 4.50%, 8/15/2041	200	243

Toledo Edison Co. (The) 6.15%, 5/15/2037	300	415

		32,032

Electrical Equipment — 0.0% (c)

Eaton Corp.

7.63%, 4/1/2024	300	355

4.00%, 11/2/2032	170	196

		551

Electronic Equipment, Instruments & Components — 0.0% (c)

Arrow Electronics, Inc.

4.50%, 3/1/2023	190	200

3.25%, 9/8/2024	219	222

3.88%, 1/12/2028	442	457

		879

Energy Equipment & Services — 0.1%

Baker Hughes a GE Co. LLC 5.13%, 9/15/2040	300	338

Halliburton Co. 7.45%, 9/15/2039	500	707

Schlumberger Holdings Corp.

4.00%, 12/21/2025 (b)	13	14

3.90%, 5/17/2028 (b)	1,126	1,200

		2,259

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2019 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Entertainment — 0.2%

NBCUniversal Media LLC 5.95%, 4/1/2041	800	1,113

Viacom, Inc.

3.88%, 4/1/2024	1,019	1,077

4.38%, 3/15/2043	464	492

Walt Disney Co. (The)

8.88%, 4/26/2023 (b)	430	530

6.20%, 12/15/2034 (b)	100	142

6.65%, 11/15/2037 (b)	400	605

		3,959

Equity Real Estate Investment Trusts (REITs) — 0.9%

Alexandria Real Estate Equities, Inc.

3.80%, 4/15/2026	135	146

4.00%, 2/1/2050	653	723

American Campus Communities Operating Partnership LP 3.63%, 11/15/2027	500	530

American Tower Corp.

5.90%, 11/1/2021	100	108

3.50%, 1/31/2023	1,043	1,085

5.00%, 2/15/2024	974	1,082

3.38%, 10/15/2026	312	327

American Tower Trust #1 3.07%, 3/15/2023 (b)	750	765

Boston Properties LP

3.20%, 1/15/2025	532	554

3.65%, 2/1/2026	483	514

Brixmor Operating Partnership LP 3.85%, 2/1/2025	400	420

Crown Castle International Corp. 4.00%, 3/1/2027	264	286

Digital Realty Trust LP 3.70%, 8/15/2027	252	269

Duke Realty LP 3.25%, 6/30/2026	239	250

HCP, Inc.

4.20%, 3/1/2024	230	249

3.88%, 8/15/2024	794	854

3.40%, 2/1/2025	265	277

3.50%, 7/15/2029	772	815

Life Storage LP 4.00%, 6/15/2029	859	928

National Retail Properties, Inc. 4.00%, 11/15/2025	783	846

Office Properties Income Trust

3.60%, 2/1/2020	1,000	1,002

4.00%, 7/15/2022	784	801

Realty Income Corp. 4.65%, 3/15/2047	556	710

Regency Centers LP 2.95%, 9/15/2029	745	754

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued

Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	420	438

Senior Housing Properties Trust 4.75%, 2/15/2028	400	401

SITE Centers Corp. 4.70%, 6/1/2027	330	365

UDR, Inc.

2.95%, 9/1/2026	382	393

3.00%, 8/15/2031	305	311

Ventas Realty LP

3.50%, 2/1/2025	242	255

4.13%, 1/15/2026	406	440

3.85%, 4/1/2027	554	594

Welltower, Inc.

4.50%, 1/15/2024	732	792

3.10%, 1/15/2030	670	682

		18,966

Food & Staples Retailing — 0.2%

CK Hutchison International Ltd. (Hong Kong) 3.63%, 4/11/2029 (b)	1,215	1,304

CVS Pass-Through Trust Series 2013, 4.70%, 1/10/2036 (b)	667	733

Sysco Corp.

3.55%, 3/15/2025	140	149

3.75%, 10/1/2025	291	313

4.45%, 3/15/2048	100	120

Walgreen Co. 4.40%, 9/15/2042	200	204

Walgreens Boots Alliance, Inc. 4.50%, 11/18/2034	386	416

		3,239

Food Products — 0.3%

Campbell Soup Co. 3.95%, 3/15/2025	720	762

Cargill, Inc.

3.30%, 3/1/2022 (b)	600	616

3.25%, 3/1/2023 (b)	115	120

Conagra Brands, Inc.

4.60%, 11/1/2025	290	320

5.30%, 11/1/2038	650	761

General Mills, Inc.

4.00%, 4/17/2025	490	532

4.15%, 2/15/2043	450	488

Kellogg Co. 3.40%, 11/15/2027	190	201

Kraft Heinz Foods Co.

5.00%, 7/15/2035	625	669

6.88%, 1/26/2039	1,071	1,309

SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Food Products — continued

McCormick & Co., Inc.

3.15%, 8/15/2024	179	186

3.40%, 8/15/2027	264	280

Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	153	169

Tyson Foods, Inc. 4.88%, 8/15/2034	300	360

		6,773

Gas Utilities — 0.2%

Atmos Energy Corp.

4.15%, 1/15/2043	828	963

4.13%, 10/15/2044	125	146

Boston Gas Co. 4.49%, 2/15/2042 (b)	308	368

Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (b)	440	526

CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	335	344

Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	382	384

Korea Gas Corp. (South Korea) 1.88%, 7/18/2021 (b)	653	650

Southern Natural Gas Co. LLC

8.00%, 3/1/2032	351	503

4.80%, 3/15/2047 (b)	367	412

		4,296

Health Care Equipment & Supplies — 0.2%

Abbott Laboratories 4.90%, 11/30/2046	900	1,203

Boston Scientific Corp.

3.75%, 3/1/2026	530	569

4.00%, 3/1/2029	1,050	1,172

Covidien International Finance SA 2.95%, 6/15/2023	399	413

Medtronic, Inc. 4.38%, 3/15/2035	330	399

		3,756

Health Care Providers & Services — 0.6%

Aetna, Inc. 6.75%, 12/15/2037	440	596

Anthem, Inc.

4.63%, 5/15/2042	500	570

4.65%, 1/15/2043	535	603

4.65%, 8/15/2044	100	115

CVS Health Corp.

4.10%, 3/25/2025	1,051	1,125

4.30%, 3/25/2028	779	850

3.25%, 8/15/2029	895	907

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued

4.78%, 3/25/2038	1,945	2,181

5.05%, 3/25/2048	642	748

Express Scripts Holding Co. 4.50%, 2/25/2026	300	331

HCA, Inc.

5.25%, 6/15/2026	850	959

5.13%, 6/15/2039	725	801

Mayo Clinic Series 2016, 4.13%, 11/15/2052	225	279

Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	200	255

Quest Diagnostics, Inc. 3.45%, 6/1/2026	150	159

Texas Health Resources 4.33%, 11/15/2055	300	382

UnitedHealth Group, Inc.

4.63%, 7/15/2035	400	491

3.50%, 8/15/2039	815	868

		12,220

Hotels, Restaurants & Leisure — 0.0% (c)

McDonald’s Corp. 4.70%, 12/9/2035	700	845

Household Products — 0.0% (c)

Reckitt Benckiser Treasury Services plc (United Kingdom)

2.38%, 6/24/2022 (b)	700	704

Independent Power and Renewable Electricity Producers — 0.1%

Exelon Generation Co. LLC 5.75%, 10/1/2041	235	280

NRG Energy, Inc. 4.45%, 6/15/2029 (b)	615	646

Tri-State Generation & Transmission Association, Inc. 4.25%, 6/1/2046	417	469

		1,395

Industrial Conglomerates — 0.1%

General Electric Co.

5.30%, 2/11/2021	191	196

2.70%, 10/9/2022	107	106

3.10%, 1/9/2023	573	575

5.55%, 1/5/2026	1,114	1,235

5.88%, 1/14/2038	95	110

Roper Technologies, Inc. 3.00%, 12/15/2020	192	194

		2,416

Insurance — 1.1%

AIA Group Ltd. (Hong Kong) 3.60%, 4/9/2029 (b)	445	482

AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	520	737

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	15

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2019 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Insurance — continued

American International Group, Inc.

3.75%, 7/10/2025	674	718

3.88%, 1/15/2035	605	642

Assurant, Inc. 4.20%, 9/27/2023	660	690

Athene Global Funding

2.75%, 4/20/2020 (b)	1,055	1,058

4.00%, 1/25/2022 (b)	515	535

Athene Holding Ltd. 4.13%, 1/12/2028	287	294

Berkshire Hathaway Finance Corp. 4.40%, 5/15/2042	1,000	1,220

CNA Financial Corp. 3.95%, 5/15/2024	463	492

Dai-ichi Life Insurance Co. Ltd. (The) (Japan) (ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (b) (d) (f) (g)	526	546

Globe Life, Inc. 4.55%, 9/15/2028	485	549

Great-West Lifeco Finance Delaware LP (Canada) 4.15%, 6/3/2047 (b)	700	820

Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (b)	208	270

Harborwalk Funding Trust (ICE LIBOR USD 3 Month + 3.19%), 5.08%, 2/15/2069 (b) (d)	900	1,106

Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	400	451

Jackson National Life Global Funding 3.05%, 4/29/2026 (b)	675	702

Liberty Mutual Group, Inc.

4.57%, 2/1/2029 (b)	408	464

6.50%, 3/15/2035 (b)	900	1,199

Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (b)	100	127

Lincoln National Corp.

4.20%, 3/15/2022	598	626

3.05%, 1/15/2030	650	659

Markel Corp. 3.50%, 11/1/2027	200	207

Massachusetts Mutual Life Insurance Co.

8.88%, 6/1/2039 (b)	91	159

5.38%, 12/1/2041 (b)	280	364

MassMutual Global Funding II 2.50%, 10/17/2022 (b)	626	637

MetLife, Inc. 4.88%, 11/13/2043	600	761

Metropolitan Life Global Funding I 3.88%, 4/11/2022 (b)	1,277	1,336

New York Life Global Funding 1.95%, 2/11/2020 (b)	129	129

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued

OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	500	521

Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (b) (d)	266	286

Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (d) (f) (g)	360	372

Prudential Financial, Inc. 3.91%, 12/7/2047	300	334

Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	1,750	2,278

Reliance Standard Life Global Funding II 3.85%, 9/19/2023 (b)	390	411

Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (d)	600	661

Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (b)	400	468

		23,311

Internet & Direct Marketing Retail — 0.1%

Amazon.com, Inc. 4.80%, 12/5/2034	1,435	1,823

IT Services — 0.4%

DXC Technology Co. 4.25%, 4/15/2024	478	506

Fidelity National Information Services, Inc. 4.75%, 5/15/2048	353	435

Fiserv, Inc.

3.20%, 7/1/2026	395	413

4.40%, 7/1/2049	375	432

Global Payments, Inc. 4.15%, 8/15/2049	795	841

International Business Machines Corp.

3.30%, 5/15/2026	1,530	1,623

3.50%, 5/15/2029	2,845	3,089

Western Union Co. (The) 3.60%, 3/15/2022	1,100	1,135

		8,474

Life Sciences Tools & Services — 0.0% (c)

Thermo Fisher Scientific, Inc.

3.00%, 4/15/2023	369	380

4.15%, 2/1/2024	343	369

		749

Machinery — 0.1%

Illinois Tool Works, Inc.

3.50%, 3/1/2024	400	424

4.88%, 9/15/2041	95	125

SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Machinery — continued

3.90%, 9/1/2042	825	984

nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	450	476

Parker-Hannifin Corp. 4.45%, 11/21/2044	592	697

Xylem, Inc. 3.25%, 11/1/2026	197	204

		2,910

Media — 0.6%

CBS Corp.

4.00%, 1/15/2026	792	849

4.85%, 7/1/2042	140	160

Charter Communications Operating LLC

6.38%, 10/23/2035	528	645

Comcast Corp.

3.95%, 10/15/2025	696	762

3.15%, 3/1/2026	740	780

3.55%, 5/1/2028	443	481

4.20%, 8/15/2034	555	652

6.50%, 11/15/2035	2,383	3,378

4.60%, 10/15/2038	845	1,023

4.95%, 10/15/2058	620	805

Cox Communications, Inc. 4.60%, 8/15/2047 (b)	275	306

Discovery Communications LLC 6.35%, 6/1/2040	569	705

Fox Corp. 4.71%, 1/25/2029 (b)	390	452

Grupo Televisa SAB (Mexico)

4.63%, 1/30/2026	221	237

6.13%, 1/31/2046	200	247

Time Warner Cable LLC

6.55%, 5/1/2037	400	484

5.50%, 9/1/2041	359	391

Time Warner Entertainment Co. LP 8.38%, 7/15/2033	700	982

		13,339

Metals & Mining — 0.1%

Anglo American Capital plc (South Africa) 4.00%, 9/11/2027 (b)	500	516

Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	295	386

Vale Canada Ltd. (Brazil) 7.20%, 9/15/2032	300	355

Vale Overseas Ltd. (Brazil) 6.25%, 8/10/2026	119	137

		1,394

Multiline Retail — 0.0% (c)

Dollar General Corp. 4.13%, 5/1/2028	235	260

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multi-Utilities — 0.4%

CMS Energy Corp.

3.88%, 3/1/2024	400	425

3.00%, 5/15/2026	475	489

Consolidated Edison Co. of New York, Inc.

5.70%, 6/15/2040	596	816

Delmarva Power & Light Co. 4.00%, 6/1/2042	235	263

Dominion Energy, Inc.

Series B, 2.75%, 1/15/2022	331	335

Series F, 5.25%, 8/1/2033	920	1,136

NiSource, Inc.

3.85%, 2/15/2023	370	387

5.80%, 2/1/2042	1,256	1,648

San Diego Gas & Electric Co.

6.00%, 6/1/2026	275	331

3.95%, 11/15/2041	379	406

Sempra Energy 4.05%, 12/1/2023	1,013	1,077

Southern Co. Gas Capital Corp.

3.50%, 9/15/2021	563	575

3.25%, 6/15/2026	254	263

		8,151

Oil, Gas & Consumable Fuels — 2.2%

Andeavor Logistics LP 5.25%, 1/15/2025	268	282

Apache Corp.

3.25%, 4/15/2022	56	57

4.75%, 4/15/2043	556	538

APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (b)	732	790

BG Energy Capital plc (United Kingdom) 5.13%, 10/15/2041 (b)	235	304

Boardwalk Pipelines LP 4.80%, 5/3/2029	410	433

BP Capital Markets America, Inc. 3.22%, 4/14/2024	1,982	2,072

BP Capital Markets plc (United Kingdom)

3.81%, 2/10/2024	1,337	1,431

3.51%, 3/17/2025	451	481

Buckeye Partners LP

4.88%, 2/1/2021	330	337

3.95%, 12/1/2026	67	60

5.85%, 11/15/2043	770	663

Canadian Natural Resources Ltd. (Canada) 6.45%, 6/30/2033	350	455

Cenovus Energy, Inc. (Canada) 6.75%, 11/15/2039	1,200	1,484

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	17

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2019 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

Chevron Corp.

2.36%, 12/5/2022	560	570

2.90%, 3/3/2024	215	224

CNOOC Finance 2015 Australia Pty. Ltd. (China) 2.63%, 5/5/2020	1,852	1,855

Ecopetrol SA (Colombia)

5.88%, 9/18/2023	226	252

4.13%, 1/16/2025	533	559

Enable Midstream Partners LP 4.95%, 5/15/2028	325	345

Enbridge, Inc. (Canada)

3.70%, 7/15/2027	215	230

4.50%, 6/10/2044	350	385

(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (d)	400	417

Encana Corp. (Canada) 7.38%, 11/1/2031	760	970

Energy Transfer Operating LP

4.75%, 1/15/2026	321	351

6.25%, 4/15/2049	800	990

Eni SpA (Italy) 5.70%, 10/1/2040 (b)	925	1,163

Enterprise Products Operating LLC

3.90%, 2/15/2024	475	508

3.75%, 2/15/2025	343	368

3.70%, 2/15/2026	506	544

4.20%, 1/31/2050	530	576

EQM Midstream Partners LP 4.00%, 8/1/2024	700	688

Equinor ASA (Norway) 3.25%, 11/10/2024	456	484

Exxon Mobil Corp.

3.00%, 8/16/2039	895	921

3.10%, 8/16/2049	1,115	1,156

Kerr-McGee Corp.

6.95%, 7/1/2024	200	237

7.88%, 9/15/2031	700	965

Kinder Morgan, Inc. 4.30%, 3/1/2028	1,090	1,194

Magellan Midstream Partners LP

3.20%, 3/15/2025	353	361

5.15%, 10/15/2043	600	720

Marathon Petroleum Corp. 3.63%, 9/15/2024	200	210

MPLX LP

4.13%, 3/1/2027	259	273

4.50%, 4/15/2038	338	351

5.20%, 3/1/2047	323	352

Noble Energy, Inc. 6.00%, 3/1/2041	999	1,184

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Occidental Petroleum Corp.

3.50%, 8/15/2029	1,210	1,233

4.30%, 8/15/2039	670	701

ONEOK Partners LP

3.38%, 10/1/2022	151	155

5.00%, 9/15/2023	334	364

4.90%, 3/15/2025	1,000	1,093

6.65%, 10/1/2036	350	442

Petroleos Mexicanos (Mexico)

6.38%, 2/4/2021	647	665

4.88%, 1/18/2024	393	395

6.88%, 8/4/2026	250	262

5.35%, 2/12/2028	282	267

6.50%, 1/23/2029	350	353

6.63%, 6/15/2035	250	244

6.38%, 1/23/2045	846	780

6.75%, 9/21/2047	313	297

6.35%, 2/12/2048	869	799

Phillips 66 3.90%, 3/15/2028	355	386

Plains All American Pipeline LP

3.60%, 11/1/2024	1,000	1,027

4.65%, 10/15/2025	200	215

Spectra Energy Partners LP 5.95%, 9/25/2043	452	575

Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	1,195	1,707

Sunoco Logistics Partners Operations LP

3.90%, 7/15/2026	244	253

6.10%, 2/15/2042	400	465

5.30%, 4/1/2044	170	182

5.35%, 5/15/2045	1,133	1,235

TC PipeLines LP 3.90%, 5/25/2027	391	409

Texas Eastern Transmission LP

2.80%, 10/15/2022 (b)	554	559

3.50%, 1/15/2028 (b)	90	94

Total Capital International SA (France) 3.46%, 7/12/2049	815	878

TransCanada PipeLines Ltd. (Canada) 4.88%, 1/15/2026	394	444

Valero Energy Corp. 7.50%, 4/15/2032	250	347

Williams Cos., Inc. (The)

3.90%, 1/15/2025	512	538

4.85%, 3/1/2048	409	448

		46,602

SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Pharmaceuticals — 0.7%

Allergan Finance LLC 4.63%, 10/1/2042	480	509

Allergan Funding SCS

3.45%, 3/15/2022	937	962

3.85%, 6/15/2024	443	468

Allergan, Inc.

3.38%, 9/15/2020	453	458

2.80%, 3/15/2023	525	529

AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	300	431

Bayer US Finance LLC (Germany) 2.38%, 10/8/2019 (b)	395	395

Bristol-Myers Squibb Co.

3.20%, 6/15/2026 (b)	810	857

3.40%, 7/26/2029 (b)	870	942

4.13%, 6/15/2039 (b)	545	632

Eli Lilly & Co. 4.15%, 3/15/2059	460	549

Johnson & Johnson

4.38%, 12/5/2033	282	342

3.40%, 1/15/2038	926	1,013

Merck & Co., Inc.

3.90%, 3/7/2039	900	1,067

3.70%, 2/10/2045	210	240

Mylan NV 3.95%, 6/15/2026	300	312

Pfizer, Inc. 3.90%, 3/15/2039	950	1,092

Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	1,713	1,782

Takeda Pharmaceutical Co. Ltd. (Japan) 5.00%, 11/26/2028 (b)	895	1,059

		13,639

Road & Rail — 0.4%

Burlington Northern Santa Fe LLC

5.75%, 5/1/2040	425	584

4.38%, 9/1/2042	375	447

5.15%, 9/1/2043	769	1,000

3.55%, 2/15/2050	653	715

Canadian Pacific Railway Co. (Canada) 6.13%, 9/15/2115	506	764

CSX Corp.

5.50%, 4/15/2041	150	191

4.75%, 5/30/2042	191	229

4.75%, 11/15/2048	700	863

ERAC USA Finance LLC 6.70%, 6/1/2034 (b)	746	1,037

JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	515	554

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Road & Rail — continued

Norfolk Southern Corp. 4.05%, 8/15/2052	600	681

Penske Truck Leasing Co. LP 4.13%, 8/1/2023 (b)	1,131	1,199

Ryder System, Inc. 2.88%, 9/1/2020	517	520

		8,784

Semiconductors & Semiconductor Equipment — 0.2%

Analog Devices, Inc. 4.50%, 12/5/2036	300	333

Broadcom Corp. 3.63%, 1/15/2024	1,747	1,783

Broadcom, Inc. 4.75%, 4/15/2029 (b)	1,610	1,696

		3,812

Software — 0.4%

Microsoft Corp.

3.30%, 2/6/2027	836	914

3.50%, 2/12/2035	291	328

4.20%, 11/3/2035	615	741

4.10%, 2/6/2037	800	965

4.50%, 10/1/2040	117	150

4.00%, 2/12/2055	660	808

3.95%, 8/8/2056	324	397

4.50%, 2/6/2057	470	630

Oracle Corp.

4.30%, 7/8/2034	700	826

3.80%, 11/15/2037	500	558

4.38%, 5/15/2055	900	1,085

		7,402

Specialty Retail — 0.1%

Lowe’s Cos., Inc.

3.65%, 4/5/2029	418	455

4.65%, 4/15/2042	739	847

4.55%, 4/5/2049	403	471

O’Reilly Automotive, Inc. 3.60%, 9/1/2027	432	460

		2,233

Technology Hardware, Storage & Peripherals — 0.4%

Apple, Inc.

2.75%, 1/13/2025	920	956

3.20%, 5/13/2025	1,539	1,641

2.45%, 8/4/2026	815	834

3.20%, 5/11/2027	686	734

3.00%, 6/20/2027	1,125	1,193

3.45%, 2/9/2045	1,130	1,223

3.85%, 8/4/2046	569	654

3.75%, 11/13/2047	150	171

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2019 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Technology Hardware, Storage & Peripherals — continued

Dell International LLC 6.02%, 6/15/2026 (b)	1,410	1,591

		8,997

Thrifts & Mortgage Finance — 0.1%

BPCE SA (France)

4.63%, 7/11/2024 (b)	800	855

3.38%, 12/2/2026	400	423

		1,278

Tobacco — 0.0% (c)

BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037	342	344

Reynolds American, Inc. (United Kingdom) 7.00%, 8/4/2041	100	126

		470

Trading Companies & Distributors — 0.2%

Aircastle Ltd. 4.40%, 9/25/2023	620	655

Aviation Capital Group LLC

3.88%, 5/1/2023 (b)	490	513

3.50%, 11/1/2027 (b)	700	731

BOC Aviation Ltd. (Singapore)

2.75%, 9/18/2022 (b)	450	451

3.50%, 10/10/2024 (b)	310	320

International Lease Finance Corp. 5.88%, 8/15/2022	506	556

		3,226

Water Utilities — 0.0% (c)

American Water Capital Corp. 3.40%, 3/1/2025	793	836

Wireless Telecommunication Services — 0.2%

America Movil SAB de CV (Mexico)

3.63%, 4/22/2029	880	947

4.38%, 4/22/2049	441	521

Rogers Communications, Inc. (Canada) 4.35%, 5/1/2049	560	657

Vodafone Group plc (United Kingdom)

4.13%, 5/30/2025	501	544

5.25%, 5/30/2048	496	594

4.88%, 6/19/2049	1,105	1,276

		4,539

Total Corporate Bonds (Cost $451,599)		492,101

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — 15.7%

FHLMC

Pool # 846812, ARM, 4.79%, 4/1/2030 (h)	8	8

Pool # 781087, ARM, 4.73%, 12/1/2033 (h)	191	201

Pool # 1B1665, ARM, 4.69%, 4/1/2034 (h)	149	156

Pool # 847356, ARM, 5.19%, 12/1/2034 (h)	99	104

Pool # 782979, ARM, 4.95%, 1/1/2035 (h)	167	176

Pool # 1Q0025, ARM, 4.61%, 2/1/2036 (h)	67	70

Pool # 848431, ARM, 4.70%, 2/1/2036 (h)	117	123

Pool # 1L1286, ARM, 4.75%, 5/1/2036 (h)	36	39

Pool # 848365, ARM, 4.74%, 7/1/2036 (h)	103	108

Pool # 1G2539, ARM, 4.34%, 10/1/2036 (h)	21	22

Pool # 1A1096, ARM, 4.41%, 10/1/2036 (h)	141	147

Pool # 1J1348, ARM, 5.02%, 10/1/2036 (h)	73	78

Pool # 782760, ARM, 4.61%, 11/1/2036 (h)	169	178

Pool # 1G2671, ARM, 4.63%, 11/1/2036 (h)	118	124

Pool # 1J1634, ARM, 4.39%, 12/1/2036 (h)	86	91

Pool # 1J0282, ARM, 4.92%, 2/1/2037 (h)	45	48

Pool # 1Q0739, ARM, 4.51%, 3/1/2037 (h)	184	193

Pool # 848699, ARM, 4.65%, 7/1/2040 (h)	310	327

FHLMC Gold Pools, 20 Year Pool # C91403, 3.50%, 3/1/2032	294	306

FHLMC Gold Pools, 30 Year

Pool # C68485, 7.00%, 7/1/2032	21	23

Pool # G01448, 7.00%, 8/1/2032	54	63

Pool # A13625, 5.50%, 10/1/2033	264	299

Pool # A16107, 6.00%, 12/1/2033	80	88

Pool # A17537, 6.00%, 1/1/2034	102	117

Pool # A61572, 5.00%, 9/1/2034	617	687

Pool # A28796, 6.50%, 11/1/2034	135	156

Pool # G03369, 6.50%, 1/1/2035	260	298

Pool # A46987, 5.50%, 7/1/2035	567	633

Pool # G01919, 4.00%, 9/1/2035	377	394

Pool # C02641, 7.00%, 10/1/2036	86	98

Pool # C02660, 6.50%, 11/1/2036	212	244

Pool # A93383, 5.00%, 8/1/2040	542	598

Pool # A93511, 5.00%, 8/1/2040	607	669

Pool # G06493, 4.50%, 5/1/2041	2,088	2,262

SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

FHLMC Gold Pools, Other

Pool # P20570, 7.00%, 7/1/2029	45	50

Pool # G20027, 10.00%, 10/1/2030	24	25

Pool # U50105, 4.00%, 1/1/2032	646	677

Pool # L10151, 6.00%, 2/1/2033	25	26

Pool # U80254, 3.00%, 3/1/2033	601	619

Pool # P20409, 5.50%, 10/1/2033	93	100

Pool # P50201, 5.50%, 1/1/2034	58	61

Pool # U90975, 4.00%, 6/1/2042	2,530	2,696

Pool # U90673, 4.00%, 1/1/2043	578	616

Pool # U99134, 4.00%, 1/1/2046	8,985	9,572

Pool # U69030, 4.50%, 1/1/2046	3,925	4,252

FNMA

Pool # 470623, ARM, 3.20%, 3/1/2022 (h)	852	854

Pool # 54844, ARM, 2.81%, 9/1/2027 (h)	15	15

Pool # 303532, ARM, 4.06%, 3/1/2029 (h)	11	11

Pool # 555258, ARM, 4.01%, 1/1/2033 (h)	427	439

Pool # 722421, ARM, 4.02%, 7/1/2033 (h)	47	48

Pool # 722985, ARM, 4.53%, 7/1/2033 (h)	19	20

Pool # 686040, ARM, 4.62%, 7/1/2033 (h)	171	180

Pool # 746299, ARM, 4.24%, 9/1/2033 (h)	133	141

Pool # 749923, ARM, 4.65%, 11/1/2033 (h)	13	13

Pool # 766610, ARM, 4.61%, 1/1/2034 (h)	83	87

Pool # 920467, ARM, 4.75%, 2/1/2034 (h)	85	87

Pool # 770377, ARM, 4.38%, 4/1/2034 (h)	92	95

Pool # 751531, ARM, 4.71%, 5/1/2034 (h)	107	113

Pool # 782306, ARM, 4.41%, 7/1/2034 (h)	45	46

Pool # 790235, ARM, 3.75%, 8/1/2034 (h)	115	120

Pool # 735332, ARM, 4.62%, 8/1/2034 (h)	235	247

Pool # 791961, ARM, 3.56%, 9/1/2034 (h)	32	32

Pool # 725902, ARM, 4.41%, 9/1/2034 (h)	14	15

Pool # 803599, ARM, 4.28%, 10/1/2034 (h)	231	240

Pool # 803594, ARM, 4.35%, 10/1/2034 (h)	156	163

Pool # 896463, ARM, 4.67%, 10/1/2034 (h)	111	118

Pool # 806778, ARM, 4.12%, 11/1/2034 (h)	422	441

Pool # 806776, ARM, 4.16%, 11/1/2034 (h)	186	191

Pool # 810896, ARM, 4.14%, 1/1/2035 (h)	384	397

Pool # 802692, ARM, 4.37%, 1/1/2035 (h)	265	277

Pool # 816597, ARM, 4.69%, 2/1/2035 (h)	28	30

Pool # 745862, ARM, 4.74%, 4/1/2035 (h)	115	122

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 735539, ARM, 4.86%, 4/1/2035 (h)	589	620

Pool # 821378, ARM, 4.24%, 5/1/2035 (h)	137	142

Pool # 823660, ARM, 4.52%, 5/1/2035 (h)	69	72

Pool # 745766, ARM, 4.44%, 6/1/2035 (h)	242	253

Pool # 843026, ARM, 3.97%, 9/1/2035 (h)	507	524

Pool # 832801, ARM, 4.02%, 9/1/2035 (h)	62	66

Pool # 849251, ARM, 4.42%, 1/1/2036 (h)	101	104

Pool # 872622, ARM, 4.42%, 6/1/2036 (h)	27	28

Pool # 895141, ARM, 4.07%, 7/1/2036 (h)	206	214

Pool # 900197, ARM, 4.84%, 10/1/2036 (h)	93	99

Pool # 966946, ARM, 4.91%, 1/1/2038 (h)	35	36

FNMA, 30 Year

Pool # 535183, 8.00%, 6/1/2028	20	22

Pool # 252409, 6.50%, 3/1/2029	61	68

Pool # 653815, 7.00%, 2/1/2033	9	10

Pool # 752786, 6.00%, 9/1/2033	64	70

Pool # 931717, 6.50%, 8/1/2039	288	326

FNMA, Other

Pool # AD0851, 4.37%, 2/1/2020	703	705

Pool # AE0136, 4.38%, 4/1/2020	472	478

Pool # 465659, 3.74%, 7/1/2020	1,688	1,696

Pool # 465578, 3.93%, 7/1/2020	1,776	1,785

Pool # FN0005, 3.37%, 11/1/2020	552	561

Pool # 466836, 3.87%, 1/1/2021	1,455	1,480

Pool # FN0003, 4.28%, 1/1/2021	722	745

Pool # 467344, 4.48%, 2/1/2021	2,625	2,689

Pool # 467755, 4.25%, 4/1/2021	2,380	2,447

Pool # 467944, 4.25%, 4/1/2021	2,000	2,054

Pool # 467630, 4.30%, 4/1/2021	905	930

Pool # 467757, 4.33%, 4/1/2021	1,922	1,976

Pool # 468102, 4.34%, 6/1/2021	5,000	5,166

Pool # 468159, 4.26%, 7/1/2021	1,911	1,976

Pool # AL0602, 4.31%, 7/1/2021	981	1,022

Pool # AM1771, 2.12%, 9/1/2021	2,500	2,506

Pool # 470407, 3.16%, 2/1/2022	2,463	2,545

Pool # 470622, 2.75%, 3/1/2022	525	538

Pool # 471177, 2.94%, 5/1/2022	1,298	1,338

Pool # 471254, 2.98%, 7/1/2022	2,407	2,482

Pool # 471284, 2.98%, 7/1/2022	1,926	1,986

Pool # AM3789, 3.02%, 7/1/2023	2,250	2,349

Pool # AM7245, 2.95%, 8/1/2023	4,443	4,619

Pool # AM4066, 3.59%, 8/1/2023	2,500	2,674

Pool # AM4628, 3.69%, 11/1/2023	1,485	1,599

Pool # AM4668, 3.76%, 11/1/2023	1,951	2,104

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	21

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2019 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # AM4716, 3.38%, 12/1/2023	1,947	2,072

Pool # AM7231, 2.92%, 12/1/2024	4,000	4,230

Pool # AM7589, 2.95%, 12/1/2024	1,555	1,644

Pool # AM7290, 2.97%, 12/1/2024	3,465	3,673

Pool # AM7576, 3.04%, 12/1/2024	4,000	4,254

Pool # AM7124, 3.11%, 12/1/2024	2,500	2,667

Pool # 470300, 3.64%, 1/1/2025	906	987

Pool # AM3833, 3.25%, 7/1/2025	3,606	3,849

Pool # AM4991, 3.97%, 12/1/2025	1,729	1,927

Pool # AL6805, 3.78%, 1/1/2026	3,501	3,865

Pool # 468645, 4.54%, 7/1/2026	2,620	2,993

Pool # AM6392, 3.29%, 8/1/2026	4,000	4,349

Pool # AM6448, 3.25%, 9/1/2026	9,845	10,676

Pool # AM7223, 3.11%, 12/1/2026	3,511	3,774

Pool # AM7118, 3.14%, 12/1/2026	2,802	3,017

Pool # AM7485, 3.24%, 12/1/2026	4,235	4,583

Pool # AM7390, 3.26%, 12/1/2026	3,820	4,119

Pool # AM7265, 3.30%, 12/1/2026	3,898	4,215

Pool # AM7515, 3.34%, 2/1/2027	3,000	3,248

Pool # AM8432, 2.79%, 5/1/2027	9,000	9,502

Pool # AM8803, 2.78%, 6/1/2027	4,949	5,221

Pool # AM8987, 2.79%, 6/1/2027	1,849	1,950

Pool # AM9003, 2.96%, 6/1/2027	2,865	3,057

Pool # AN9656, 3.57%, 7/1/2028	4,739	5,279

Pool # BL1040, 3.81%, 12/1/2028	3,000	3,413

Pool # AM7785, 3.17%, 2/1/2030	2,924	3,212

Pool # AM7516, 3.55%, 2/1/2030	2,000	2,254

Pool # AM8427, 3.04%, 4/1/2030	8,801	9,529

Pool # AM8544, 3.08%, 4/1/2030	7,817	8,489

Pool # AM8889, 2.92%, 5/1/2030	8,000	8,569

Pool # AM8804, 3.10%, 5/1/2030	3,715	4,041

Pool # AM8807, 3.10%, 5/1/2030	4,804	5,223

Pool # AM9020, 2.97%, 6/1/2030	3,921	4,249

Pool # AM8967, 3.08%, 6/1/2030	6,134	6,679

Pool # AM9320, 3.30%, 7/1/2030	4,022	4,489

Pool # AM9219, 3.35%, 9/1/2030	1,866	2,069

Pool # AP9632, 4.00%, 10/1/2032	780	822

Pool # AP9762, 4.00%, 10/1/2032	756	797

Pool # AQ7084, 3.50%, 12/1/2032	764	792

Pool # AT2703, 3.50%, 5/1/2033	1,851	1,917

Pool # AT2954, 3.50%, 5/1/2033	1,075	1,114

Pool # AT4180, 3.50%, 5/1/2033	1,177	1,219

Pool # AT4939, 3.50%, 5/1/2033	946	980

Pool # 754922, 5.50%, 9/1/2033	87	97

Pool # 762520, 4.00%, 11/1/2033	508	532

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # AM8922, 3.03%, 6/1/2035	2,847		3,085

Pool # AM9188, 3.12%, 6/1/2035	7,000		7,665

Pool # 849215, 6.50%, 1/1/2036	30		33

Pool # 872740, 6.50%, 6/1/2036	83		94

Pool # 886320, 6.50%, 7/1/2036	25		27

Pool # 888796, 6.00%, 9/1/2037	103		117

Pool # AO7225, 4.00%, 7/1/2042	751		800

Pool # AO9352, 4.00%, 7/1/2042	852		908

Pool # MA1125, 4.00%, 7/1/2042	1,233		1,312

Pool # AR1397, 3.00%, 1/1/2043	1,671		1,724

Pool # MA1711, 4.50%, 12/1/2043	3,427		3,697

Pool # MA1828, 4.50%, 3/1/2044	2,711		2,925

GNMA I, 30 Year

Pool # 313110, 7.50%, 11/15/2022	—	(i)	—	(i)

Pool # 345288, 7.50%, 3/15/2023	1		1

Pool # 782507, 9.50%, 10/15/2024	17		17

Pool # 554108, 6.50%, 3/15/2028	46		50

Pool # 481872, 7.50%, 7/15/2028	4		4

Pool # 468149, 8.00%, 8/15/2028	4		4

Pool # 486537, 7.50%, 9/15/2028	11		11

Pool # 486631, 6.50%, 10/15/2028	6		7

Pool # 591882, 6.50%, 7/15/2032	15		17

Pool # 607645, 6.50%, 2/15/2033	38		43

Pool # 607724, 7.00%, 2/15/2033	37		41

Pool # 604209, 6.50%, 4/15/2033	39		43

Pool # 781614, 7.00%, 6/15/2033	71		86

Pool # BM2141, 5.00%, 7/15/2049	1,762		1,962

GNMA II, 30 Year

Pool # 2006, 8.50%, 5/20/2025	12		13

Pool # 2141, 8.00%, 12/20/2025	1		2

Pool # 2234, 8.00%, 6/20/2026	5		6

Pool # 2270, 8.00%, 8/20/2026	3		3

Pool # 2285, 8.00%, 9/20/2026	3		4

Pool # 2324, 8.00%, 11/20/2026	4		5

Pool # 2499, 8.00%, 10/20/2027	7		8

Pool # 2512, 8.00%, 11/20/2027	8		9

Pool # 2525, 8.00%, 12/20/2027	3		4

Pool # 2549, 7.50%, 2/20/2028	6		7

Pool # 2646, 7.50%, 9/20/2028	16		18

Pool # 2647, 8.00%, 9/20/2028	2		2

Pool # 3427, 4.50%, 8/20/2033	115		121

Pool # 4245, 6.00%, 9/20/2038	869		994

Pool # AK8806, 4.25%, 3/20/2045	1,503		1,598

Pool # BM2118, 4.50%, 6/20/2049	1,596		1,686

Pool # BO0535, 4.00%, 7/20/2049	3,099		3,250

SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # BO8227, 5.00%, 7/20/2049	2,057		2,241

Pool # BO8228, 5.00%, 7/20/2049	1,891		2,057

Pool # BO8229, 5.00%, 7/20/2049	3,778		4,111

GNMA II, Other

Pool # AC0979, 4.40%, 4/20/2063 (h)	1,190		1,211

Pool # AC0973, 4.45%, 5/20/2063 (h)	1,673		1,696

UMBS, 15 Year

Pool # 745048, 5.00%, 10/1/2019	—	(i)	—	(i)

Pool # 735841, 4.50%, 11/1/2019	—	(i)	—	(i)

Pool # 735290, 4.50%, 12/1/2019	1		1

Pool # 888557, 5.50%, 3/1/2020	—	(i)	—	(i)

Pool # 889805, 5.50%, 7/1/2020	—	(i)	—	(i)

Pool # 735911, 6.50%, 8/1/2020	1		2

Pool # 889634, 6.00%, 2/1/2023	311		322

Pool # 995381, 6.00%, 1/1/2024	70		73

Pool # 995425, 6.00%, 1/1/2024	165		172

Pool # AD0133, 5.00%, 8/1/2024	63		65

UMBS, 20 Year

Pool # 254305, 6.50%, 5/1/2022	17		19

Pool # 555791, 6.50%, 12/1/2022	49		54

Pool # 255217, 4.50%, 4/1/2024	25		26

Pool # 888656, 6.50%, 4/1/2025	61		67

Pool # MA1138, 3.50%, 8/1/2032	670		699

UMBS, 30 Year

Pool # 50966, 7.00%, 1/1/2024	2		2

Pool # 399269, 7.00%, 4/1/2026	29		30

Pool # 689977, 8.00%, 3/1/2027	39		42

Pool # 695533, 8.00%, 6/1/2027	14		16

Pool # 457268, 9.50%, 7/1/2028	—	(i)	—	(i)

Pool # 756024, 8.00%, 9/1/2028	63		71

Pool # 755973, 8.00%, 11/1/2028	128		148

Pool # 455759, 6.00%, 12/1/2028	16		18

Pool # 252211, 6.00%, 1/1/2029	22		25

Pool # 459097, 7.00%, 1/1/2029	37		40

Pool # 889020, 6.50%, 11/1/2029	344		390

Pool # 598559, 6.50%, 8/1/2031	31		36

Pool # 622542, 5.50%, 9/1/2031	294		326

Pool # 788150, 6.00%, 3/1/2032	35		39

Pool # 649734, 7.00%, 6/1/2032	32		34

Pool # 675555, 6.00%, 12/1/2032	85		95

Pool # AL0045, 6.00%, 12/1/2032	350		401

Pool # 674349, 6.00%, 3/1/2033	16		17

Pool # 688625, 6.00%, 3/1/2033	22		24

Pool # 688655, 6.00%, 3/1/2033	25		28

Pool # 695584, 6.00%, 3/1/2033	7		8

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 702901, 6.00%, 5/1/2033	114	131

Pool # 723852, 5.00%, 7/1/2033	133	147

Pool # 729296, 5.00%, 7/1/2033	288	318

Pool # 729379, 6.00%, 8/1/2033	27	29

Pool # 737825, 6.00%, 9/1/2033	36	40

Pool # 750977, 4.50%, 11/1/2033	105	113

Pool # 725017, 5.50%, 12/1/2033	439	497

Pool # 751341, 5.50%, 3/1/2034	46	50

Pool # 888568, 5.00%, 12/1/2034	11	12

Pool # 815426, 4.50%, 2/1/2035	1	1

Pool # AD0755, 7.00%, 6/1/2035	3,175	3,799

Pool # 820347, 5.00%, 9/1/2035	86	96

Pool # 833657, 7.50%, 8/1/2036	41	46

Pool # 986648, 6.00%, 9/1/2037	154	176

Pool # 888892, 7.50%, 11/1/2037	47	58

Pool # 257510, 7.00%, 12/1/2038	137	172

Pool # AD0753, 7.00%, 1/1/2039	114	139

Pool # AT5891, 3.00%, 6/1/2043	3,111	3,231

Pool # AL7527, 4.50%, 9/1/2043	1,630	1,766

Pool # BM3500, 4.00%, 9/1/2047	4,649	4,936

Pool # BJ1778, 4.50%, 10/1/2047	2,422	2,583

Pool # BN9180, 4.00%, 6/1/2049	1,642	1,720

Pool # BK8753, 4.50%, 6/1/2049	4,688	5,027

Pool # BO1219, 4.50%, 6/1/2049	5,473	5,787

Total Mortgage-Backed Securities (Cost $315,353)		328,988

Collateralized Mortgage Obligations — 14.1%

ACC 1/15/2021	2,200	2,200

Acre 7.00%, 12/15/2020	3,785	3,785

Alternative Loan Trust

Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	5,849	6,275

Series 2005-J1, Class 1A4, IF, IO, 2.95%, 2/25/2035 ‡ (h)	359	5

Series 2005-1CB, Class 1A6, IF, IO, 4.95%, 3/25/2035 ‡ (h)	745	112

Series 2005-22T1, Class A2, IF, IO, 2.92%, 6/25/2035 ‡ (h)	4,472	653

Series 2005-20CB, Class 3A8, IF, IO, 2.60%, 7/25/2035 ‡ (h)	1,982	249

Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	1,959	1,960

Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	80	57

Series 2005-37T1, Class A2, IF, IO, 2.90%, 9/25/2035 ‡ (h)	3,260	462

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	23

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2019 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2005-54CB, Class 1A2, IF, IO, 2.70%, 11/25/2035 ‡ (h)	3,743	531

Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	1,487	1,424

Series 2005-57CB, Class 3A2, IF, IO, 2.95%, 12/25/2035 ‡ (h)	846	109

Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	645	642

Series 2006-26CB, Class A9, 6.50%, 9/25/2036	1,123	905

ARIVO 9/15/2019 ‡	2,764	2,764

Banc of America Alternative Loan Trust

Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	6	5

Series 2005-5, Class 1CB1, 5.50%, 6/25/2035	541	546

Series 2006-4, Class 1A4, 6.00%, 5/25/2046	337	315

Banc of America Funding Trust

Series 2004-1, PO, 3/25/2034 ‡	146	130

Series 2004-2, Class 30PO, PO, 9/20/2034 ‡	95	89

Series 2004-C, Class 1A1, 4.96%, 12/20/2034 (h)	81	82

Series 2005-E, Class 4A1, 4.72%, 3/20/2035 (h)	112	113

Series 2005-6, Class 2A7, 5.50%, 10/25/2035	236	231

Series 2005-7, Class 30PO, PO, 11/25/2035 ‡	182	157

Series 2005-8, Class 30PO, PO, 1/25/2036 ‡	96	75

Series 2006-A, Class 3A2, 4.33%, 2/20/2036 (h)	220	212

Banc of America Mortgage Trust Series 2004-A, Class 2A2, 4.80%, 2/25/2034 (h)	71	71

BCAP LLC Trust

Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (b) (h)	90	92

Series 2010-RR7, Class 2A1, 4.31%, 7/26/2045 (b) (h)	280	281

Bear Stearns ARM Trust

Series 2003-7, Class 3A, 4.56%, 10/25/2033 (h)	63	64

Series 2004-1, Class 12A1, 4.68%, 4/25/2034 (h)	303	308

Series 2004-2, Class 14A, 4.45%, 5/25/2034 (h)	47	47

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-1, Class A1, 4.91%, 2/25/2036 (h)	926	947

CHL Mortgage Pass-Through Trust

Series 2004-8, Class 2A1, 4.50%, 6/25/2019	2	2

Series 2004-HYB1, Class 2A, 4.17%, 5/20/2034 (h)	56	57

Series 2004-HYB3, Class 2A, 3.83%, 6/20/2034 (h)	256	262

Series 2004-7, Class 2A1, 4.62%, 6/25/2034 (h)	172	179

Series 2004-HYB6, Class A3, 4.24%, 11/20/2034 (h)	206	210

Series 2005-16, Class A23, 5.50%, 9/25/2035	423	394

Series 2005-22, Class 2A1, 3.98%, 11/25/2035 (h)	1,188	1,071

Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust

Series 2005-5, Class APO, PO, 8/25/2035 ‡	48	43

Series 2005-8, Class APO, PO, 11/25/2035 ‡	78	69

Citigroup Global Markets Mortgage Securities VII, Inc.

Series 2003-UP2, Class PO1, PO, 6/25/2033 ‡	1	—	(i)

Series 2003-HYB1, Class A, 4.74%, 9/25/2033 (h)	43	44

Citigroup Mortgage Loan Trust Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (h)	447	477

Citigroup Mortgage Loan Trust, Inc.

Series 2003-1, Class PO3, PO, 9/25/2033 ‡	29	28

Series 2003-UP3, Class A3, 7.00%, 9/25/2033	13	13

Series 2003-1, Class 2A6, PO, 10/25/2033 ‡	26	26

Series 2003-1, Class PO2, PO, 10/25/2033 ‡	24	22

Series 2003-1, Class 2A5, 5.25%, 10/25/2033	51	53

Series 2004-UST1, Class A6, 4.51%, 8/25/2034 (h)	31	30

Series 2005-1, Class 2A1A, 3.37%, 2/25/2035 (h)	205	178

Series 2005-2, Class 2A11, 5.50%, 5/25/2035	227	242

Series 2005-5, Class 1A2, 3.93%, 8/25/2035 (h)	254	205

SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Conix Mortgage Asset Trust Series 2013-1, Class A, 12/25/2047 ‡ (h) (j)	1,079		55

Credit Suisse First Boston Mortgage Securities Corp.

Series 2003-1, Class DB1, 6.74%, 2/25/2033 (h)	278		301

Series 2003-21, Class 1A4, 5.25%, 9/25/2033	104		109

Series 2003-25, Class 1P, PO, 10/25/2033 ‡	231		222

CSFB Mortgage-Backed Pass-Through Certificates

Series 2005-4, Class 3A18, 5.50%, 6/25/2035	1,244		1,301

Series 2005-4, Class 3A23, 5.50%, 6/25/2035	2,633		2,666

csma sfr 4/25/2023 ‡	3,226		3,225

FHLMC — GNMA Series 8, Class ZA, 7.00%, 3/25/2023	41		43

FHLMC, REMIC

Series 2934, Class EC, PO, 2/15/2020	9		9

Series 2934, Class HI, IO, 5.00%, 2/15/2020	7		—	(i)

Series 2934, Class KI, IO, 5.00%, 2/15/2020	4		—	(i)

Series 2965, Class GD, 4.50%, 4/15/2020	16		16

Series 1807, Class G, 9.00%, 10/15/2020	—	(i)	—	(i)

Series 99, Class Z, 9.50%, 1/15/2021	—	(i)	—	(i)

Series 1045, Class G, HB, 1,066.21%, 2/15/2021	—	(i)	—	(i)

Series 1065, Class J, 9.00%, 4/15/2021	1		1

Series 1084, Class F, 3.15%, 5/15/2021 (h)	—	(i)	—	(i)

Series 1079, Class S, HB, IF, 26.54%, 5/15/2021 (h)	—	(i)	—	(i)

Series 1084, Class S, HB, IF, 35.35%, 5/15/2021 (h)	—	(i)	—	(i)

Series 1116, Class I, 5.50%, 8/15/2021	—	(i)	1

Series 1144, Class KB, 8.50%, 9/15/2021	2		2

Series 1196, Class B, HB, IF, 1,104.54%, 1/15/2022 (h)	—	(i)	—	(i)

Series 1250, Class J, 7.00%, 5/15/2022	2		2

Series 1343, Class LB, 7.50%, 8/15/2022	5		6

Series 1343, Class LA, 8.00%, 8/15/2022	4		4

Series 1370, Class JA, 3.35%, 9/15/2022 (h)	8		8

Series 2512, Class PG, 5.50%, 10/15/2022	88		91

Series 1455, Class WB, IF, 3.51%, 12/15/2022 (h)	9		9

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2535, Class BK, 5.50%, 12/15/2022	47	49

Series 1470, Class F, 2.14%, 2/15/2023 (h)	1	1

Series 2568, Class KG, 5.50%, 2/15/2023	126	131

Series 1466, Class PZ, 7.50%, 2/15/2023	37	39

Series 1498, Class I, 3.35%, 4/15/2023 (h)	47	47

Series 1502, Class PX, 7.00%, 4/15/2023	71	76

Series 1798, Class F, 5.00%, 5/15/2023	58	60

Series 1518, Class G, IF, 6.87%, 5/15/2023 (h)	19	20

Series 1505, Class Q, 7.00%, 5/15/2023	8	8

Series 1541, Class O, 1.30%, 7/15/2023 (h)	18	18

Series 2638, Class DS, IF, 6.40%, 7/15/2023 (h)	14	14

Series 1541, Class M, HB, IF, 22.98%, 7/15/2023 (h)	7	8

Series 1570, Class F, 2.64%, 8/15/2023 (h)	2	2

Series 1608, Class L, 6.50%, 9/15/2023	177	189

Series 1573, Class PZ, 7.00%, 9/15/2023	55	58

Series 2571, Class SK, HB, IF, 25.03%, 9/15/2023 (h)	25	34

Series 1591, Class PV, 6.25%, 10/15/2023	35	37

Series 1602, Class SA, IF, 15.19%, 10/15/2023 (h)	22	25

Series 2710, Class HB, 5.50%, 11/15/2023	327	337

Series 1642, Class PJ, 6.00%, 11/15/2023	84	89

Series 2716, Class UN, 4.50%, 12/15/2023	213	220

Series 1638, Class H, 6.50%, 12/15/2023	118	126

Series 2283, Class K, 6.50%, 12/15/2023	56	60

Series 1700, Class GA, PO, 2/15/2024	16	16

Series 1865, Class D, PO, 2/15/2024	39	37

Series 1760, Class ZD, 1.57%, 2/15/2024 (h)	153	151

Series 1671, Class QC, IF, 10.00%, 2/15/2024 (h)	14	17

Series 1686, Class SH, IF, 14.01%, 2/15/2024 (h)	4	5

Series 1709, Class FA, 1.22%, 3/15/2024 (h)	2	2

Series 1699, Class FC, 2.93%, 3/15/2024 (h)	5	5

Series 1695, Class EB, 7.00%, 3/15/2024	27	29

Series 1706, Class K, 7.00%, 3/15/2024	80	85

Series 2033, Class SN, HB, IF, 26.31%, 3/15/2024 (h)	13	3

Series 2306, Class K, PO, 5/15/2024	13	13

Series 2306, Class SE, IF, IO, 8.53%, 5/15/2024 (h)	32	5

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	25

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2019 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 1745, Class D, 7.50%, 8/15/2024	16	18

Series 3720, Class A, 4.50%, 9/15/2025	153	161

Series 3131, Class BK, 5.50%, 3/15/2026	530	561

Series 1829, Class ZB, 6.50%, 3/15/2026	13	14

Series 1863, Class Z, 6.50%, 7/15/2026	17	18

Series 1890, Class H, 7.50%, 9/15/2026	17	19

Series 1899, Class ZE, 8.00%, 9/15/2026	50	57

Series 3229, Class HE, 5.00%, 10/15/2026	496	527

Series 1963, Class Z, 7.50%, 1/15/2027	43	48

Series 1935, Class FL, 2.90%, 2/15/2027 (h)	3	3

Series 1981, Class Z, 6.00%, 5/15/2027	67	72

Series 1970, Class PG, 7.25%, 7/15/2027	5	6

Series 1987, Class PE, 7.50%, 9/15/2027	23	27

Series 2019, Class Z, 6.50%, 12/15/2027	55	61

Series 2038, Class PN, IO, 7.00%, 3/15/2028	50	8

Series 2040, Class PE, 7.50%, 3/15/2028	111	127

Series 4251, Class KW, 2.50%, 4/15/2028	3,684	3,786

Series 2043, Class CJ, 6.50%, 4/15/2028	16	18

Series 2054, Class PV, 7.50%, 5/15/2028	74	85

Series 2075, Class PM, 6.25%, 8/15/2028	159	174

Series 2075, Class PH, 6.50%, 8/15/2028	142	159

Series 2086, Class GB, 6.00%, 9/15/2028	43	47

Series 2089, Class PJ, IO, 7.00%, 10/15/2028	67	7

Series 2095, Class PE, 6.00%, 11/15/2028	197	218

Series 2125, Class JZ, 6.00%, 2/15/2029	63	68

Series 2136, Class PG, 6.00%, 3/15/2029	78	87

Series 2132, Class SB, HB, IF, 20.89%, 3/15/2029 (h)	13	20

Series 2141, IO, 7.00%, 4/15/2029	22	2

Series 2169, Class TB, 7.00%, 6/15/2029	229	260

Series 2163, Class PC, IO, 7.50%, 6/15/2029	25	3

Series 2172, Class QC, 7.00%, 7/15/2029	152	175

Series 2176, Class OJ, 7.00%, 8/15/2029	110	126

Series 2201, Class C, 8.00%, 11/15/2029	64	73

Series 2209, Class TC, 8.00%, 1/15/2030	61	71

Series 2210, Class Z, 8.00%, 1/15/2030	116	138

Series 2224, Class CB, 8.00%, 3/15/2030	26	31

Series 2230, Class Z, 8.00%, 4/15/2030	66	77

Series 2234, Class PZ, 7.50%, 5/15/2030	51	60

Series 2247, Class Z, 7.50%, 8/15/2030	50	58

Series 2256, Class MC, 7.25%, 9/15/2030	74	87

Series 2259, Class ZM, 7.00%, 10/15/2030	93	108

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2262, Class Z, 7.50%, 10/15/2030	15	17

Series 2271, Class PC, 7.25%, 12/15/2030	112	131

Series 2296, Class PD, 7.00%, 3/15/2031	66	76

Series 2313, Class LA, 6.50%, 5/15/2031	53	60

Series 2325, Class PM, 7.00%, 6/15/2031	79	92

Series 2359, Class ZB, 8.50%, 6/15/2031	184	221

Series 2344, Class ZD, 6.50%, 8/15/2031	614	722

Series 2344, Class ZJ, 6.50%, 8/15/2031	54	61

Series 2345, Class NE, 6.50%, 8/15/2031	41	47

Series 2351, Class PZ, 6.50%, 8/15/2031	53	60

Series 2353, Class AZ, 6.00%, 9/15/2031	365	399

Series 2367, Class ME, 6.50%, 10/15/2031	97	108

Series 2396, Class FM, 2.65%, 12/15/2031 (h)	200	198

Series 2399, Class OH, 6.50%, 1/15/2032	130	150

Series 2399, Class TH, 6.50%, 1/15/2032	159	183

Series 2464, Class SI, IF, IO, 5.80%, 2/15/2032 (h)	297	46

Series 2410, Class OE, 6.38%, 2/15/2032	56	61

Series 2410, Class QX, IF, IO, 6.45%, 2/15/2032 (h)	68	15

Series 2410, Class NG, 6.50%, 2/15/2032	149	172

Series 2420, Class XK, 6.50%, 2/15/2032	211	243

Series 2412, Class SP, IF, 11.71%, 2/15/2032 (h)	143	186

Series 2410, Class QS, IF, 13.79%, 2/15/2032 (h)	115	161

Series 2444, Class ES, IF, IO, 5.75%, 3/15/2032 (h)	118	22

Series 2450, Class SW, IF, IO, 5.80%, 3/15/2032 (h)	94	17

Series 2430, Class WF, 6.50%, 3/15/2032	310	360

Series 2423, Class MC, 7.00%, 3/15/2032	173	201

Series 2423, Class MT, 7.00%, 3/15/2032	151	177

Series 2435, Class CJ, 6.50%, 4/15/2032	219	251

Series 2434, Class TC, 7.00%, 4/15/2032	164	190

Series 2436, Class MC, 7.00%, 4/15/2032	119	136

Series 2455, Class GK, 6.50%, 5/15/2032	335	388

Series 2450, Class GZ, 7.00%, 5/15/2032	92	109

Series 2462, Class JG, 6.50%, 6/15/2032	145	168

Series 2466, Class PH, 6.50%, 6/15/2032	235	271

Series 2474, Class NR, 6.50%, 7/15/2032	140	159

Series 2484, Class LZ, 6.50%, 7/15/2032	163	193

Series 2500, Class MC, 6.00%, 9/15/2032	158	181

Series 2835, Class QO, PO, 12/15/2032	24	22

Series 2543, Class YX, 6.00%, 12/15/2032	307	354

SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2544, Class HC, 6.00%, 12/15/2032	293	334

Series 2552, Class ME, 6.00%, 1/15/2033	387	447

Series 2567, Class QD, 6.00%, 2/15/2033	327	377

Series 2575, Class ME, 6.00%, 2/15/2033	826	939

Series 2596, Class QG, 6.00%, 3/15/2033	223	244

Series 2586, Class WI, IO, 6.50%, 3/15/2033	105	20

Series 2692, Class SC, IF, 8.90%, 7/15/2033 (h)	58	71

Series 4240, Class B, 3.00%, 8/15/2033	2,501	2,638

Series 3920, Class LP, 5.00%, 1/15/2034	873	984

Series 2744, Class PE, 5.50%, 2/15/2034	28	29

Series 3611, PO, 7/15/2034	57	53

Series 2990, Class UZ, 5.75%, 6/15/2035	1,993	2,315

Series 3004, Class EK, 5.50%, 7/15/2035	1,233	1,529

Series 3014, Class OD, PO, 8/15/2035	50	45

Series 3085, Class WF, 3.00%, 8/15/2035 (h)	152	155

Series 3047, Class OD, 5.50%, 10/15/2035	944	1,056

Series 3074, Class BH, 5.00%, 11/15/2035	437	467

Series 3064, Class MC, 5.50%, 11/15/2035	3,095	3,733

Series 3102, Class FB, 2.50%, 1/15/2036 (h)	200	200

Series 3102, Class HS, IF, 16.52%, 1/15/2036 (h)	51	74

Series 3117, Class EO, PO, 2/15/2036	352	319

Series 3117, Class OK, PO, 2/15/2036	205	186

Series 3134, PO, 3/15/2036	54	50

Series 3152, Class MO, PO, 3/15/2036	265	242

Series 3122, Class ZB, 6.00%, 3/15/2036	24	39

Series 3138, PO, 4/15/2036	249	228

Series 3607, Class BO, PO, 4/15/2036	117	108

Series 3219, Class DI, IO, 6.00%, 4/15/2036	190	35

Series 3819, Class ZQ, 6.00%, 4/15/2036	1,134	1,316

Series 3149, Class SO, PO, 5/15/2036	30	25

Series 3233, Class OP, PO, 5/15/2036	80	73

Series 3171, Class MO, PO, 6/15/2036	50	46

Series 3179, Class OA, PO, 7/15/2036	238	219

Series 3194, Class SA, IF, IO, 4.90%, 7/15/2036 (h)	42	2

Series 3211, Class SO, PO, 9/15/2036	231	212

Series 3218, Class AO, PO, 9/15/2036	114	95

Series 3232, Class ST, IF, IO, 4.50%, 10/15/2036 (h)	237	33

Series 3256, PO, 12/15/2036	147	132

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3261, Class OA, PO, 1/15/2037	188	168

Series 3260, Class CS, IF, IO, 3.94%, 1/15/2037 (h)	297	51

Series 3274, Class JO, PO, 2/15/2037	46	43

Series 3275, Class FL, 2.64%, 2/15/2037 (h)	51	51

Series 3290, Class SB, IF, IO, 4.25%, 3/15/2037 (h)	354	61

Series 3318, Class AO, PO, 5/15/2037	14	13

Series 3607, PO, 5/15/2037	234	210

Series 3315, Class HZ, 6.00%, 5/15/2037	264	287

Series 3326, Class JO, PO, 6/15/2037	16	15

Series 3331, PO, 6/15/2037	163	149

Series 3607, Class OP, PO, 7/15/2037	488	448

Series 4048, Class FJ, 2.80%, 7/15/2037 (h)	908	906

Series 3759, Class HI, IO, 4.00%, 8/15/2037	33	—	(i)

Series 3385, Class SN, IF, IO, 3.80%, 11/15/2037 (h)	80	9

Series 3387, Class SA, IF, IO, 4.22%, 11/15/2037 (h)	238	27

Series 3422, Class AI, IO, 0.25%, 1/15/2038 (e)	1,425	8

Series 3404, Class SC, IF, IO, 3.80%, 1/15/2038 (h)	404	63

Series 3424, Class PI, IF, IO, 4.60%, 4/15/2038 (h)	302	44

Series 3481, Class SJ, IF, IO, 3.65%, 8/15/2038 (h)	466	82

Series 3511, Class SA, IF, IO, 3.80%, 2/15/2039 (h)	301	49

Series 3549, Class FA, 3.40%, 7/15/2039 (h)	45	46

Series 3997, Class PF, 2.65%, 11/15/2039 (h)	130	130

Series 3621, Class BO, PO, 1/15/2040	173	157

Series 3747, Class PY, 4.00%, 10/15/2040	1,000	1,153

Series 3925, Class FL, 2.65%, 1/15/2041 (h)	538	539

Series 3852, Class QN, IF, 5.50%, 5/15/2041 (h)	250	267

Series 3852, Class TP, IF, 5.50%, 5/15/2041 (h)	864	964

Series 3957, Class B, 4.00%, 11/15/2041	369	397

Series 3966, Class NA, 4.00%, 12/15/2041	611	670

Series 4217, Class KY, 3.00%, 6/15/2043	2,000	2,129

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	27

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2019 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 4374, Class NC, 3.75%, 2/15/2046 (e)	1,062		1,074

FHLMC, STRIPS

Series 243, Class 16, IO, 4.50%, 11/15/2020	4		—	(i)

Series 243, Class 17, IO, 4.50%, 12/15/2020	9		—	(i)

Series 134, Class B, IO, 9.00%, 4/1/2022	—	(i)	—	(i)

Series 233, Class 11, IO, 5.00%, 9/15/2035	412		68

Series 233, Class 13, IO, 5.00%, 9/15/2035	585		97

Series 299, Class 300, 3.00%, 1/15/2043	4,511		4,756

Series 310, PO, 9/15/2043	1,503		1,365

Series 323, Class 300, 3.00%, 1/15/2044	2,764		2,878

FHLMC, Structured Pass-Through Certificates, Whole Loan

Series T-41, Class 3A, 5.41%, 7/25/2032 (h)	309		344

Series T-76, Class 2A, 2.37%, 10/25/2037 (h)	924		1,014

Series T-51, Class 2A, 7.50%, 8/25/2042 (h)	200		256

Series T-54, Class 2A, 6.50%, 2/25/2043	1,134		1,375

Series T-54, Class 3A, 7.00%, 2/25/2043	319		384

Series T-58, Class APO, PO, 9/25/2043	109		93

Series T-59, Class 1AP, PO, 10/25/2043	258		184

First Horizon Alternative Mortgage Securities Trust

Series 2004-AA4, Class A1, 4.31%, 10/25/2034 (h)	256		255

Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	640		528

Series 2007-FA4, Class 1A2, IF, IO, 3.50%, 8/25/2037 ‡ (h)	1,282		274

First Horizon Mortgage Pass-Through Trust Series 2005-AR1, Class 2A2, 4.81%, 4/25/2035 (h)	110		112

FNMA

6/1/2029 (k)	5,490		5,521

8/1/2031 (k)	4,550		4,607

FNMA Trust, Whole Loan

Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	108		124

Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	253		291

Series 2004-W15, Class 2AF, 2.40%, 8/25/2044 (h)	336		334

Series 2005-W3, Class 2AF, 2.37%, 3/25/2045 (h)	925		922

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2006-W2, Class 1AF1, 2.37%, 2/25/2046 (h)	317		317

FNMA, Grantor Trust, Whole Loan

Series 2002-T19, Class A2, 7.00%, 7/25/2042	573		674

Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	340		399

FNMA, REMIC

Series 1989-70, Class G, 8.00%, 10/25/2019	—	(i)	—	(i)

Series 1989-83, Class H, 8.50%, 11/25/2019	—	(i)	—	(i)

Series 1989-89, Class H, 9.00%, 11/25/2019	—	(i)	—	(i)

Series 1989-78, Class H, 9.40%, 11/25/2019	—	(i)	—	(i)

Series 1990-1, Class D, 8.80%, 1/25/2020	—	(i)	—	(i)

Series 1990-60, Class K, 5.50%, 6/25/2020	—	(i)	—	(i)

Series 1990-63, Class H, 9.50%, 6/25/2020	—	(i)	—	(i)

Series 1990-93, Class G, 5.50%, 8/25/2020	—	(i)	—	(i)

Series 1990-102, Class J, 6.50%, 8/25/2020	1		1

Series 1990-94, Class H, HB, 505.00%, 8/25/2020	—	(i)	—	(i)

Series 1990-95, Class J, HB, 1,118.04%, 8/25/2020	—	(i)	—	(i)

Series 1990-120, Class H, 9.00%, 10/25/2020	1		1

Series 1990-134, Class SC, IF, 18.38%, 11/25/2020 (h)	—	(i)	—	(i)

Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(i)	—	(i)

Series 1991-7, Class K, HB, 908.50%, 2/25/2021	—	(i)	—	(i)

Series 1991-24, Class Z, 5.00%, 3/25/2021	1		1

Series 2001-4, Class PC, 7.00%, 3/25/2021	11		11

Series G-17, Class S, HB, 848.09%, 6/25/2021 (h)	—	(i)	—	(i)

Series 2001-48, Class Z, 6.50%, 9/25/2021	131		134

Series G-28, Class S, IF, 12.95%, 9/25/2021 (h)	—	(i)	—	(i)

Series G-35, Class M, 8.75%, 10/25/2021	1		1

Series G-51, Class SA, HB, IF, 24.55%, 12/25/2021 (h)	—	(i)	—	(i)

Series 2002-1, Class HC, 6.50%, 2/25/2022	14		15

SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2007-15, Class NO, PO, 3/25/2022	31		31

Series 1992-101, Class J, 7.50%, 6/25/2022	—	(i)	—	(i)

Series G92-42, Class Z, 7.00%, 7/25/2022	2		2

Series G92-35, Class E, 7.50%, 7/25/2022	19		20

Series G92-44, Class ZQ, 8.00%, 7/25/2022	2		2

Series G92-35, Class G, HB, 1,184.78%, 7/25/2022	—	(i)	—	(i)

Series 1992-136, Class PK, 6.00%, 8/25/2022	8		8

Series 1996-59, Class J, 6.50%, 8/25/2022	5		5

Series G92-52, Class FD, 2.29%, 9/25/2022 (h)	3		3

Series 1992-143, Class MA, 5.50%, 9/25/2022	4		4

Series G92-54, Class ZQ, 7.50%, 9/25/2022	13		13

Series 1992-163, Class M, 7.75%, 9/25/2022	14		15

Series G92-62, Class B, PO, 10/25/2022	5		5

Series G92-59, Class F, 1.84%, 10/25/2022 (h)	3		3

Series G92-61, Class Z, 7.00%, 10/25/2022	7		7

Series 1992-188, Class PZ, 7.50%, 10/25/2022	32		34

Series G93-1, Class KA, 7.90%, 1/25/2023	27		29

Series G93-5, Class Z, 6.50%, 2/25/2023	8		8

Series 1997-61, Class ZC, 7.00%, 2/25/2023	125		132

Series 1993-27, Class SA, IF, 15.50%, 2/25/2023 (h)	5		6

Series G93-14, Class J, 6.50%, 3/25/2023	10		10

Series 1993-25, Class J, 7.50%, 3/25/2023	21		23

Series 1993-21, Class KA, 7.70%, 3/25/2023	13		14

Series 1998-4, Class C, PO, 4/25/2023	4		4

Series 2008-24, Class DY, 5.00%, 4/25/2023	1		1

Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (h)	20		22

Series 1998-43, Class SA, IF, IO, 17.77%, 4/25/2023 (h)	26		6

Series 1993-62, Class SA, IF, 17.87%, 4/25/2023 (h)	7		9

Series 2003-39, Class LW, 5.50%, 5/25/2023	252		261

Series 2003-41, Class PE, 5.50%, 5/25/2023	113		118

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2008-47, Class SI, IF, IO, 4.35%, 6/25/2023 (h)	73	2

Series G93-27, Class FD, 3.03%, 8/25/2023 (h)	16	17

Series 1999-38, Class SK, IF, IO, 5.90%, 8/25/2023 (h)	5	—	(i)

Series 2002-83, Class CS, 6.88%, 8/25/2023	148	156

Series 1996-14, Class SE, IF, IO, 8.68%, 8/25/2023 (h)	76	10

Series 1993-205, Class H, PO, 9/25/2023	12	11

Series G93-37, Class H, PO, 9/25/2023	4	4

Series 2008-76, Class GF, 2.80%, 9/25/2023 (h)	1	1

Series 1993-165, Class SD, IF, 12.44%, 9/25/2023 (h)	4	5

Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (h)	10	10

Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (h)	4	5

Series 1999-52, Class NS, IF, 17.37%, 10/25/2023 (h)	12	15

Series 1993-179, Class SB, HB, IF, 24.76%, 10/25/2023 (h)	6	8

Series 1995-19, Class Z, 6.50%, 11/25/2023	83	92

Series 1993-230, Class FA, 2.87%, 12/25/2023 (h)	7	7

Series 1993-247, Class FE, 3.15%, 12/25/2023 (h)	17	17

Series 1993-225, Class UB, 6.50%, 12/25/2023	21	23

Series 1993-247, Class SU, IF, 11.81%, 12/25/2023 (h)	8	9

Series 2002-1, Class UD, IF, 16.99%, 12/25/2023 (h)	17	21

Series 2009-9, IO, 5.00%, 2/25/2024	27	—	(i)

Series 2009-18, IO, 5.00%, 3/25/2024	9	—	(i)

Series 1994-37, Class L, 6.50%, 3/25/2024	65	69

Series 1994-40, Class Z, 6.50%, 3/25/2024	391	419

Series 2004-53, Class NC, 5.50%, 7/25/2024	72	76

Series 1995-2, Class Z, 8.50%, 1/25/2025	19	22

Series G95-1, Class C, 8.80%, 1/25/2025	11	12

Series 1997-20, IO, 1.84%, 3/25/2027 (h)	42	1

Series 1997-27, Class J, 7.50%, 4/18/2027	7	8

Series 1997-29, Class J, 7.50%, 4/20/2027	17	19

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	29

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2019 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 1997-39, Class PD, 7.50%, 5/20/2027	123	141

Series 1997-42, Class ZC, 6.50%, 7/18/2027	9	10

Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	31	3

Series 1998-36, Class ZB, 6.00%, 7/18/2028	41	45

Series 1998-66, Class SB, IF, IO, 6.00%, 12/25/2028 (h)	40	2

Series 1999-18, Class Z, 5.50%, 4/18/2029	93	100

Series 1999-17, Class C, 6.35%, 4/25/2029	34	37

Series 1999-62, Class PB, 7.50%, 12/18/2029	51	59

Series 2000-2, Class ZE, 7.50%, 2/25/2030	166	192

Series 2013-103, Class VG, 3.00%, 3/25/2030	3,500	3,588

Series 2000-20, Class SA, IF, IO, 6.95%, 7/25/2030 (h)	89	12

Series 2000-52, IO, 8.50%, 1/25/2031	14	3

Series 2001-7, Class PF, 7.00%, 3/25/2031	33	38

Series 2011-31, Class DB, 3.50%, 4/25/2031	2,372	2,506

Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	115	19

Series 2001-30, Class PM, 7.00%, 7/25/2031	110	129

Series 2001-36, Class DE, 7.00%, 8/25/2031	125	144

Series 2001-49, Class Z, 6.50%, 9/25/2031	29	34

Series 2001-44, Class MY, 7.00%, 9/25/2031	275	322

Series 2001-44, Class PD, 7.00%, 9/25/2031	39	45

Series 2001-44, Class PU, 7.00%, 9/25/2031	63	74

Series 2001-52, Class KB, 6.50%, 10/25/2031	36	40

Series 2003-52, Class SX, IF, 16.51%, 10/25/2031 (h)	65	100

Series 2001-61, Class Z, 7.00%, 11/25/2031	371	436

Series 2001-72, Class SX, IF, 12.47%, 12/25/2031 (h)	10	14

Series 2002-1, Class SA, IF, 18.22%, 2/25/2032 (h)	17	24

Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (h)	350	14

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (h)	5	6

Series 2002-21, Class LO, PO, 4/25/2032	11	11

Series 2002-21, Class PE, 6.50%, 4/25/2032	104	119

Series 2002-28, Class PK, 6.50%, 5/25/2032	274	315

Series 2012-66, Class CB, 3.00%, 6/25/2032	3,000	3,140

Series 2002-37, Class Z, 6.50%, 6/25/2032	69	77

Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	293	51

Series 2002-48, Class GH, 6.50%, 8/25/2032	390	444

Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (h)	45	53

Series 2004-59, Class BG, PO, 12/25/2032	139	128

Series 2002-77, Class S, IF, 10.55%, 12/25/2032 (h)	61	75

Series 2003-22, Class UD, 4.00%, 4/25/2033	1,240	1,339

Series 2003-35, Class UC, 3.75%, 5/25/2033	13	14

Series 2003-42, Class GB, 4.00%, 5/25/2033	82	89

Series 2003-34, Class AX, 6.00%, 5/25/2033	229	263

Series 2003-34, Class ED, 6.00%, 5/25/2033	1,044	1,196

Series 2003-39, IO, 6.00%, 5/25/2033 (h)	48	9

Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	388	83

Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	681	80

Series 2004-4, Class QI, IF, IO, 4.95%, 6/25/2033 (h)	376	17

Series 2003-47, Class PE, 5.75%, 6/25/2033	180	202

Series 2004-4, Class QM, IF, 9.91%, 6/25/2033 (h)	36	39

Series 2003-64, Class SX, IF, 8.18%, 7/25/2033 (h)	52	61

Series 2004-36, Class SN, IF, 9.91%, 7/25/2033 (h)	26	26

Series 2003-132, Class OA, PO, 8/25/2033	30	28

Series 2003-71, Class DS, IF, 4.49%, 8/25/2033 (h)	368	407

Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	380	68

SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2003-74, Class SH, IF, 6.31%, 8/25/2033 (h)	61	70

Series 2003-91, Class SD, IF, 8.92%, 9/25/2033 (h)	81	97

Series 2013-101, Class AE, 3.00%, 10/25/2033	3,349	3,526

Series 2013-101, Class E, 3.00%, 10/25/2033	3,000	3,140

Series 2013-108, Class GU, 3.00%, 10/25/2033	4,000	4,208

Series 2003-116, Class SB, IF, IO, 5.45%, 11/25/2033 (h)	541	97

Series 2006-44, Class P, PO, 12/25/2033	905	832

Series 2003-130, Class SX, IF, 8.30%, 1/25/2034 (h)	16	18

Series 2004-25, Class SA, IF, 13.63%, 4/25/2034 (h)	278	384

Series 2004-46, Class SK, IF, 10.60%, 5/25/2034 (h)	515	661

Series 2004-36, Class SA, IF, 13.63%, 5/25/2034 (h)	536	784

Series 2004-46, Class QB, IF, 15.42%, 5/25/2034 (h)	206	292

Series 2004-51, Class SY, IF, 9.95%, 7/25/2034 (h)	96	116

Series 2004-79, Class SP, IF, 13.90%, 11/25/2034 (h)	64	68

Series 2005-74, Class CS, IF, 14.12%, 5/25/2035 (h)	194	243

Series 2005-68, Class UC, 5.00%, 6/25/2035	58	58

Series 2005-68, Class BC, 5.25%, 6/25/2035	43	43

Series 2005-56, Class S, IF, IO, 4.56%, 7/25/2035 (h)	572	117

Series 2005-66, Class SG, IF, 12.01%, 7/25/2035 (h)	146	203

Series 2005-68, Class PG, 5.50%, 8/25/2035	511	569

Series 2005-84, Class XM, 5.75%, 10/25/2035	1,503	1,676

Series 2005-110, Class GL, 5.50%, 12/25/2035	3,713	4,256

Series 2006-46, Class UC, 5.50%, 12/25/2035	502	539

Series 2005-109, Class PC, 6.00%, 12/25/2035	543	598

Series 2006-15, Class OT, PO, 1/25/2036	11	11

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-39, Class WC, 5.50%, 1/25/2036	484	521

Series 2006-16, Class OA, PO, 3/25/2036	188	171

Series 2006-22, Class AO, PO, 4/25/2036	289	263

Series 2006-23, Class KO, PO, 4/25/2036	57	53

Series 2006-44, Class GO, PO, 6/25/2036	385	353

Series 2006-53, Class US, IF, IO, 4.43%, 6/25/2036 (h)	589	96

Series 2007-101, Class A2, 2.60%, 6/27/2036 (h)	363	357

Series 2006-56, PO, 7/25/2036	306	279

Series 2006-58, PO, 7/25/2036	170	156

Series 2006-58, Class AP, PO, 7/25/2036	345	312

Series 2006-65, Class QO, PO, 7/25/2036	264	244

Series 2006-56, Class FC, 2.44%, 7/25/2036 (h)	555	554

Series 2006-58, Class FL, 2.61%, 7/25/2036 (h)	42	43

Series 2006-60, Class DZ, 6.50%, 7/25/2036	4,696	5,778

Series 2006-72, Class TO, PO, 8/25/2036	53	47

Series 2006-79, Class DO, PO, 8/25/2036	213	201

Series 2007-7, Class SG, IF, IO, 4.35%, 8/25/2036 (h)	785	200

Series 2006-77, Class PC, 6.50%, 8/25/2036	798	903

Series 2006-90, Class AO, PO, 9/25/2036	160	148

Series 2008-42, Class AO, PO, 9/25/2036	81	73

Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	1,057	226

Series 2006-109, PO, 11/25/2036	75	67

Series 2006-110, PO, 11/25/2036	486	445

Series 2006-111, Class EO, PO, 11/25/2036	53	48

Series 2006-124, Class HB, 4.61%, 11/25/2036 (h)	710	738

Series 2006-119, PO, 12/25/2036	52	48

Series 2006-118, Class A2, 2.33%, 12/25/2036 (h)	290	287

Series 2009-70, Class CO, PO, 1/25/2037	401	354

Series 2006-128, Class BP, 5.50%, 1/25/2037	197	212

Series 2007-77, Class FG, 2.65%, 3/25/2037 (h)	73	73

Series 2007-16, Class FC, 2.90%, 3/25/2037 (h)	101	105

Series 2007-14, Class ES, IF, IO, 4.29%, 3/25/2037 (h)	704	119

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	31

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2019 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2007-48, PO, 5/25/2037	119	113

Series 2007-54, Class FA, 2.55%, 6/25/2037 (h)	267	269

Series 2007-60, Class AX, IF, IO, 5.00%, 7/25/2037 (h)	1,994	495

Series 2012-14, Class FB, 2.60%, 8/25/2037 (h)	195	195

Series 2007-81, Class GE, 6.00%, 8/25/2037	242	268

Series 2007-88, Class VI, IF, IO, 4.39%, 9/25/2037 (h)	1,370	283

Series 2007-91, Class ES, IF, IO, 4.31%, 10/25/2037 (h)	958	192

Series 2007-106, Class A7, 6.16%, 10/25/2037 (h)	165	184

Series 2007-116, Class HI, IO, 1.46%, 1/25/2038 (h)	607	27

Series 2008-1, Class BI, IF, IO, 3.76%, 2/25/2038 (h)	345	56

Series 2008-16, Class IS, IF, IO, 4.05%, 3/25/2038 (h)	104	11

Series 2008-10, Class XI, IF, IO, 4.08%, 3/25/2038 (h)	300	41

Series 2008-27, Class SN, IF, IO, 4.75%, 4/25/2038 (h)	155	27

Series 2008-44, PO, 5/25/2038	9	8

Series 2008-53, Class CI, IF, IO, 5.05%, 7/25/2038 (h)	251	37

Series 2008-80, Class SA, IF, IO, 3.70%, 9/25/2038 (h)	532	86

Series 2008-81, Class SB, IF, IO, 3.70%, 9/25/2038 (h)	482	41

Series 2010-148, Class MA, 4.00%, 2/25/2039	142	144

Series 2009-6, Class GS, IF, IO, 4.40%, 2/25/2039 (h)	546	97

Series 2009-62, Class HJ, 6.00%, 5/25/2039	179	193

Series 2009-60, Class HT, 6.00%, 8/25/2039	422	486

Series 2009-99, Class SC, IF, IO, 4.03%, 12/25/2039 (h)	126	15

Series 2009-103, Class MB, 4.62%, 12/25/2039 (h)	233	249

Series 2010-49, Class SC, IF, 8.37%, 3/25/2040 (h)	476	575

Series 2010-64, Class DM, 5.00%, 6/25/2040	229	250

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2010-71, Class HJ, 5.50%, 7/25/2040	367	423

Series 2010-147, Class SA, IF, IO, 4.38%, 1/25/2041 (h)	1,342	283

Series 2011-30, Class LS, IO, 1.85%, 4/25/2041 (h)	671	38

Series 2011-75, Class FA, 2.70%, 8/25/2041 (h)	232	234

Series 2011-118, Class MT, 7.00%, 11/25/2041	493	589

Series 2011-130, Class CA, 6.00%, 12/25/2041	908	1,052

Series 2013-81, Class TA, 3.00%, 2/25/2043	2,000	2,061

Series 2013-92, PO, 9/25/2043	1,336	1,189

Series 2013-90, Class PM, 3.50%, 9/25/2043	1,694	1,893

Series 2013-101, Class DO, PO, 10/25/2043	2,082	1,856

Series 2013-128, PO, 12/25/2043	2,585	2,327

Series 2011-2, Class WA, 5.86%, 2/25/2051 (h)	307	341

FNMA, REMIC Trust Series 2007-42, Class AO, PO, 5/25/2037	44	40

FNMA, REMIC Trust, Whole Loan

Series 2007-W7, Class 1A4, HB, IF, 26.31%, 7/25/2037 (h)	14	24

Series 2003-W4, Class 2A, 5.80%, 10/25/2042 (h)	53	60

Series 2003-W1, Class 1A1, 5.32%, 12/25/2042 (h)	473	521

Series 2003-W1, Class 2A, 5.83%, 12/25/2042 (h)	198	221

Series 2009-W1, Class A, 6.00%, 12/25/2049	694	802

FNMA, STRIPS

Series 368, Class 3, IO, 4.50%, 11/25/2020	1	—	(i)

Series 218, Class 2, IO, 7.50%, 4/25/2023	3	—	(i)

Series 265, Class 2, 9.00%, 3/25/2024	3	3

Series 329, Class 1, PO, 1/25/2033	47	44

Series 345, Class 6, IO, 5.00%, 12/25/2033 (h)	69	9

Series 351, Class 7, IO, 5.00%, 4/25/2034 (h)	226	27

Series 355, Class 11, IO, 6.00%, 7/25/2034	193	37

Series 365, Class 8, IO, 5.50%, 5/25/2036	297	52

Series 374, Class 5, IO, 5.50%, 8/25/2036	154	23

Series 393, Class 6, IO, 5.50%, 4/25/2037	62	9

SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 383, Class 32, IO, 6.00%, 1/25/2038	72	15

Series 383, Class 33, IO, 6.00%, 1/25/2038	189	31

GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.92%, 6/19/2035 (h)	809	807

GNMA

Series 1994-7, Class PQ, 6.50%, 10/16/2024	372	371

Series 1999-4, Class ZB, 6.00%, 2/20/2029	337	337

Series 2000-31, Class Z, 9.00%, 10/20/2030	115	114

Series 2000-36, Class IK, IO, 9.00%, 11/16/2030	8	—	(i)

Series 2000-35, Class ZA, 9.00%, 11/20/2030	77	92

Series 2001-35, Class SA, IF, IO, 6.05%, 8/16/2031 (h)	95	1

Series 2002-41, Class SV, IF, 9.00%, 6/16/2032 (h)	10	10

Series 2002-45, Class QE, 6.50%, 6/20/2032	803	802

Series 2002-52, Class GH, 6.50%, 7/20/2032	444	444

Series 2002-75, Class PB, 6.00%, 11/20/2032	906	959

Series 2003-58, Class BE, 6.50%, 1/20/2033	655	738

Series 2003-11, Class SK, IF, IO, 5.50%, 2/16/2033 (h)	255	14

Series 2003-12, Class SP, IF, IO, 5.53%, 2/20/2033 (h)	146	24

Series 2003-24, PO, 3/16/2033	28	26

Series 2003-40, Class TJ, 6.50%, 3/20/2033	775	870

Series 2003-46, Class TC, 6.50%, 3/20/2033	366	404

Series 2003-46, Class MG, 6.50%, 5/20/2033	482	543

Series 2003-52, Class AP, PO, 6/16/2033	136	124

Series 2003-90, PO, 10/20/2033	39	37

Series 2003-112, Class SA, IF, IO, 4.35%, 12/16/2033 (h)	504	66

Series 2004-28, Class S, IF, 13.62%, 4/16/2034 (h)	221	316

Series 2004-73, Class AE, IF, 10.32%, 8/17/2034 (h)	43	47

Series 2004-90, Class SI, IF, IO, 3.93%, 10/20/2034 (h)	694	92

Series 2005-68, Class DP, IF, 11.14%, 6/17/2035 (h)	85	103

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2010-14, Class CO, PO, 8/20/2035	250	229

Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (h)	1,140	226

Series 2005-68, Class KI, IF, IO, 4.13%, 9/20/2035 (h)	1,590	313

Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	226	35

Series 2006-16, Class OP, PO, 3/20/2036	104	96

Series 2006-38, Class SW, IF, IO, 4.33%, 6/20/2036 (h)	194	9

Series 2006-38, Class ZK, 6.50%, 8/20/2036	1,204	1,358

Series 2006-59, Class SD, IF, IO, 4.53%, 10/20/2036 (h)	359	62

Series 2006-65, Class SA, IF, IO, 4.63%, 11/20/2036 (h)	534	66

Series 2011-22, Class WA, 5.89%, 2/20/2037 (h)	496	571

Series 2007-57, PO, 3/20/2037	204	193

Series 2007-17, Class JO, PO, 4/16/2037	93	82

Series 2007-17, Class JI, IF, IO, 4.61%, 4/16/2037 (h)	872	157

Series 2007-19, Class SD, IF, IO, 4.03%, 4/20/2037 (h)	499	50

Series 2007-28, Class BO, PO, 5/20/2037	107	98

Series 2007-26, Class SC, IF, IO, 4.03%, 5/20/2037 (h)	441	49

Series 2007-27, Class SA, IF, IO, 4.03%, 5/20/2037 (h)	424	46

Series 2007-36, Class SE, IF, IO, 4.27%, 6/16/2037 (h)	259	31

Series 2007-47, Class PH, 6.00%, 7/16/2037	2,500	2,919

Series 2007-40, Class SB, IF, IO, 4.58%, 7/20/2037 (h)	878	144

Series 2007-42, Class SB, IF, IO, 4.58%, 7/20/2037 (h)	516	80

Series 2007-50, Class AI, IF, IO, 4.60%, 8/20/2037 (h)	329	70

Series 2007-53, Class SW, IF, 13.69%, 9/20/2037 (h)	47	60

Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	158	12

Series 2009-79, Class OK, PO, 11/16/2037	163	151

Series 2007-73, Class MI, IF, IO, 3.83%, 11/20/2037 (h)	288	31

Series 2007-76, Class SA, IF, IO, 4.36%, 11/20/2037 (h)	560	66

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	33

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2019 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2007-72, Class US, IF, IO, 4.38%, 11/20/2037 (h)	276	32

Series 2007-79, Class SY, IF, IO, 4.38%, 12/20/2037 (h)	266	33

Series 2008-2, Class NS, IF, IO, 4.34%, 1/16/2038 (h)	528	79

Series 2008-2, Class MS, IF, IO, 4.96%, 1/16/2038 (h)	158	26

Series 2008-10, Class S, IF, IO, 3.66%, 2/20/2038 (h)	317	33

Series 2008-36, Class SH, IF, IO, 4.13%, 4/20/2038 (h)	442	81

Series 2008-40, Class SA, IF, IO, 4.20%, 5/16/2038 (h)	2,701	428

Series 2008-55, Class SA, IF, IO, 4.03%, 6/20/2038 (h)	241	38

Series 2008-71, Class SC, IF, IO, 3.83%, 8/20/2038 (h)	118	14

Series 2009-25, Class SE, IF, IO, 5.43%, 9/20/2038 (h)	208	28

Series 2008-93, Class AS, IF, IO, 3.53%, 12/20/2038 (h)	295	32

Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	153	10

Series 2009-6, Class SA, IF, IO, 3.90%, 2/16/2039 (h)	334	36

Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	706	113

Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	287	49

Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	282	65

Series 2009-22, Class SA, IF, IO, 4.10%, 4/20/2039 (h)	671	68

Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	154	21

Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	162	27

Series 2009-43, Class SA, IF, IO, 3.78%, 6/20/2039 (h)	288	34

Series 2009-72, Class SM, IF, IO, 4.05%, 8/16/2039 (h)	662	124

Series 2010-31, Class NO, PO, 3/20/2040	1,299	1,203

Series 2013-75, Class WA, 5.16%, 6/20/2040 (h)	1,351	1,510

Series 2010-130, Class CP, 7.00%, 10/16/2040	190	225

Series 2010-157, Class OP, PO, 12/20/2040	1,404	1,287

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2011-75, Class SM, IF, IO, 4.43%, 5/20/2041 (h)	913	137

Series 2014-188, Class W, 4.61%, 10/20/2041 (h)	663	730

Series 2012-141, Class WC, 3.69%, 1/20/2042 (h)	402	436

Series 2013-54, Class WA, 4.77%, 11/20/2042 (h)	2,021	2,249

Series 2013-91, Class WA, 4.49%, 4/20/2043 (h)	859	924

Series 2013-116, Class JY, 4.00%, 8/16/2043	1,300	1,514

Series 2012-H24, Class FG, 2.81%, 4/20/2060 (h)	83	83

Series 2013-H03, Class FA, 2.68%, 8/20/2060 (h)	9	9

Series 2012-H22, Class FD, 2.85%, 1/20/2061 (h)	320	320

Series 2012-H21, Class CF, 3.08%, 5/20/2061 (h)	57	57

Series 2013-H05, Class FB, 2.78%, 2/20/2062 (h)	225	225

Series 2012-H15, Class FA, 2.83%, 5/20/2062 (h)	13	13

Series 2012-H26, Class MA, 2.93%, 7/20/2062 (h)	39	39

Series 2012-H28, Class FA, 2.96%, 9/20/2062 (h)	209	210

Series 2012-H29, Class FA, 2.89%, 10/20/2062 (h)	1,177	1,178

Series 2012-H31, Class FD, 2.72%, 12/20/2062 (h)	1,222	1,218

Series 2013-H01, Class FA, 1.65%, 1/20/2063	1,259	1,253

Series 2013-H04, Class BA, 1.65%, 2/20/2063	604	601

Series 2013-H08, Class FC, 2.83%, 2/20/2063 (h)	1,069	1,068

Series 2013-H07, Class HA, 2.79%, 3/20/2063 (h)	1,222	1,220

Series 2013-H09, Class HA, 1.65%, 4/20/2063	921	914

Series 2013-H18, Class JA, 2.98%, 8/20/2063 (h)	2,318	2,325

Series 2014-H01, Class FD, 3.03%, 1/20/2064 (h)	1,326	1,332

Series 2014-H09, Class TA, 3.03%, 4/20/2064 (h)	1,346	1,350

SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2015-H15, Class FD, 2.82%, 6/20/2065 (h)	1,660	1,657

Series 2015-H15, Class FJ, 2.82%, 6/20/2065 (h)	3,583	3,578

Series 2015-H16, Class FG, 2.82%, 7/20/2065 (h)	2,493	2,489

Series 2015-H23, Class FB, 2.90%, 9/20/2065 (h)	2,473	2,477

Series 2015-H32, Class FH, 3.04%, 12/20/2065 (h)	1,832	1,845

Series 2017-H08, Class XI, IO, 2.22%, 3/20/2067 (h)	8,556	1,020

GSMPS Mortgage Loan Trust

Series 2001-2, Class A, 7.50%, 6/19/2032 (b) (h)	503	499

Series 2005-RP3, Class 1AS, IO, 2.23%, 9/25/2035 ‡ (b) (h)	590	82

Series 2005-RP3, Class 1AF, 2.50%, 9/25/2035 (b) (h)	780	688

Series 2006-RP2, Class 1AS2, IF, IO, 3.82%, 4/25/2036 ‡ (b) (h)	2,483	421

GSR Mortgage Loan Trust

Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	206	223

Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	111	113

Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	343	365

Series 2005-4F, Class AP, PO, 5/25/2035 ‡	7	6

Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	645	684

Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,255	1,048

Headlands Residential LLC Series 2019-RPL1, 3.97%, 6/25/2024 (b) (e)	4,600	4,642

Impac CMB Trust

Series 2004-7, Class 1A1, 2.89%, 11/25/2034 (h)	976	986

Series 2005-4, Class 2A1, 2.75%, 5/25/2035 (h)	119	119

Impac Secured Assets Trust

Series 2006-1, Class 2A1, 2.50%, 5/25/2036 (h)	234	236

Series 2006-2, Class 2A1, 2.50%, 8/25/2036 (h)	122	122

JP Morgan Mortgage Trust

Series 2006-A2, Class 5A3, 4.62%, 11/25/2033 (h)	433	447

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2006-A3, Class 6A1, 4.17%, 8/25/2034 (h)	84		84

Series 2006-A2, Class 4A1, 4.70%, 8/25/2034 (h)	365		380

Lehman Mortgage Trust

Series 2006-2, Class 1A1, 5.73%, 4/25/2036 (h)	268		237

Series 2008-2, Class 1A6, 6.00%, 3/25/2038	626		422

MASTR Adjustable Rate Mortgages Trust

Series 2004-13, Class 2A1, 4.85%, 4/21/2034 (h)	180		186

Series 2004-4, Class 2A1, 4.26%, 5/25/2034 (h)	36		34

Series 2004-13, Class 3A7, 4.75%, 11/21/2034 (h)	432		448

Series 2004-15, Class 3A1, 4.86%, 12/25/2034 (h)	224		220

MASTR Alternative Loan Trust

Series 2004-10, Class 1A1, 4.50%, 9/25/2019	5		5

Series 2004-8, Class 6A1, 5.50%, 9/25/2019	3		3

Series 2004-4, Class 10A1, 5.00%, 5/25/2024	311		322

Series 2003-3, Class 1A1, 6.50%, 5/25/2033	114		118

Series 2003-9, Class 8A1, 6.00%, 1/25/2034	340		363

Series 2004-3, Class 2A1, 6.25%, 4/25/2034	225		243

Series 2004-6, Class 30PO, PO, 7/25/2034 ‡	184		156

Series 2004-6, Class 7A1, 6.00%, 7/25/2034	305		318

Series 2004-7, Class 30PO, PO, 8/25/2034 ‡	113		99

MASTR Asset Securitization Trust

Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	—	(i)	—	(i)

Series 2003-12, Class 30PO, PO, 12/25/2033 ‡	23		22

Series 2004-1, Class 30PO, PO, 2/25/2034 ‡	14		12

MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 2.50%, 5/25/2035 (b) (h)	1,585		1,122

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	35

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2019 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

MASTR Resecuritization Trust

Series 2005-PO, Class 3PO, PO, 5/28/2035 ‡ (b)	130		109

Merrill Lynch Mortgage Investors Trust

Series 2003-E, Class A1, 2.77%, 10/25/2028 (h)	97		97

Series 2003-F, Class A1, 2.79%, 10/25/2028 (h)	960		959

Series 2004-A, Class A1, 2.61%, 4/25/2029 (h)	163		162

Series 2004-1, Class 2A1, 4.23%, 12/25/2034 (h)	234		237

ML Trust XLVII Series 47, Class Z, 8.99%, 10/20/2020 ‡	—	(i)	—	(i)

NACC Reperforming Loan REMIC Trust

Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (h)	271		275

Nomura Asset Acceptance Corp. Alternative Loan Trust

Series 2003-A1, Class A5, 7.00%, 4/25/2033	34		37

Series 2003-A1, Class A1, 5.50%, 5/25/2033	40		42

Series 2003-A1, Class A2, 6.00%, 5/25/2033	85		89

Provident Funding Mortgage Loan Trust Series 2005-1, Class 2A1, 4.85%, 5/25/2035 (h)	16		16

RALI Trust

Series 2002-QS16, Class A3, IF, 12.14%, 10/25/2017 (h)	—	(i)	1

Series 2003-QS9, Class A3, IF, IO, 5.40%, 5/25/2018 ‡ (h)	4		—	(i)

Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	1		—	(i)

Series 2003-QS12, Class A2A, IF, IO, 5.45%, 6/25/2018 ‡ (h)	2		—	(i)

Series 2003-QS14, Class A1, 5.00%, 7/25/2018	7		7

Series 2004-QA6, Class NB2, 4.33%, 12/26/2034 (h)	779		691

RBSSP Resecuritization Trust Series 2009-12, Class 1A1, 5.42%, 11/25/2033 (b) (h)	234		242

Residential Asset Securitization Trust

Series 2003-A14, Class A1, 4.75%, 2/25/2019	1		1

Series 2005-A2, Class A4, IF, IO, 2.90%, 3/25/2035 ‡ (h)	1,362		120

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-A4, Class 2A5, 6.00%, 5/25/2036	351	344

RFMSI Trust

Series 2004-S9, Class 2A1, 4.75%, 12/25/2019	1	1

Series 2005-SA4, Class 1A1, 4.01%, 9/25/2035 (h)	188	173

Rmip Frn 8/25/2021 ‡	3,525	3,525

SART

4.75%, 7/15/2024	4,377	4,452

4.76%, 6/15/2025	4,397	4,475

Seasoned Credit Risk Transfer Trust

Series 2019-1, Class MT, 3.50%, 7/25/2058	4,499	4,733

Series 2019-3, Class MB, 3.50%, 10/25/2058	1,725	1,896

Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 2.84%, 10/19/2034 (h)	317	317

Structured Asset Securities Corp. Trust

Series 2005-10, Class 5A9, 5.25%, 12/25/2034	35	35

Thornburg Mortgage Securities Trust

Series 2003-4, Class A1, 2.79%, 9/25/2043 (h)	162	164

Series 2004-4, Class 3A, 4.16%, 12/25/2044 (h)	428	437

Vendee Mortgage Trust

Series 1994-1, Class 1, 5.30%, 2/15/2024 (h)	169	178

Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	208	222

Series 1996-1, Class 1Z, 6.75%, 2/15/2026	274	306

Series 1996-2, Class 1Z, 6.75%, 6/15/2026	215	240

Series 1997-1, Class 2Z, 7.50%, 2/15/2027	408	459

Series 1998-1, Class 2E, 7.00%, 3/15/2028	479	546

Series 1999-1, Class 2Z, 6.50%, 1/15/2029	937	1,066

Series 2003-2, Class Z, 5.00%, 5/15/2033	4,173	4,622

vMobo, Inc. 7.50%, 6/15/2024	3,100	3,100

WaMu Mortgage Pass-Through Certificates Series 2004-RS2, Class A4, 5.00%, 11/25/2033	801	833

WaMu Mortgage Pass-Through Certificates Trust

Series 2003-AR8, Class A, 4.40%, 8/25/2033 (h)	58	59

Series 2003-AR9, Class 1A6, 4.43%, 9/25/2033 (h)	849	878

SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2003-AR9, Class 2A, 4.46%, 9/25/2033 (h)	110	113

Series 2003-S9, Class P, PO, 10/25/2033 ‡	21	19

Series 2003-S9, Class A8, 5.25%, 10/25/2033	444	461

Series 2004-AR3, Class A1, 4.50%, 6/25/2034 (h)	72	74

Series 2004-AR3, Class A2, 4.50%, 6/25/2034 (h)	60	62

Series 2006-AR10, Class 2P, 3.94%, 9/25/2036 ‡ (h)	75	62

Series 2006-AR12, Class 2P, 3.48%, 10/25/2036 ‡ (h)	86	85

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust

Series 2005-2, Class 2A3, IF, IO, 2.85%, 4/25/2035 ‡ (h)	1,111	163

Series 2005-2, Class 1A4, IF, IO, 2.90%, 4/25/2035 ‡ (h)	3,811	485

Series 2005-3, Class CX, IO, 5.50%, 5/25/2035 ‡	1,052	208

Series 2005-4, Class CB7, 5.50%, 6/25/2035	1,289	1,271

Series 2005-4, Class CX, IO, 5.50%, 6/25/2035 ‡	1,091	211

Series 2005-6, Class 2A4, 5.50%, 8/25/2035	243	239

Series 2005-6, Class 2A9, 5.50%, 8/25/2035	1,558	1,534

Wells Fargo Mortgage-Backed Securities Trust

Series 2003-K, Class 1A1, 4.70%, 11/25/2033 (h)	69	71

Series 2003-K, Class 1A2, 4.70%, 11/25/2033 (h)	131	135

Series 2005-AR16, Class 2A1, 5.01%, 2/25/2034 (h)	101	104

Series 2004-P, Class 2A1, 4.86%, 9/25/2034 (h)	709	735

Series 2004-V, Class 1A1, 4.95%, 10/25/2034 (h)	144	149

Series 2004-EE, Class 3A1, 4.82%, 12/25/2034 (h)	162	167

Series 2004-EE, Class 2A1, 4.97%, 12/25/2034 (h)	116	120

Series 2005-AR3, Class 1A1, 4.99%, 3/25/2035 (h)	1,143	1,189

Series 2005-AR8, Class 2A1, 5.01%, 6/25/2035 (h)	131	132

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-16, Class APO, PO, 12/25/2035 ‡	61	54

Series 2006-2, Class APO, PO, 3/25/2036 ‡	158	138

Series 2006-4, Class 1APO, PO, 4/25/2036 ‡	108	92

Series 2007-7, Class A7, 6.00%, 6/25/2037	292	294

Series 2007-11, Class A14, 6.00%, 8/25/2037	90	91

Total Collateralized Mortgage Obligations (Cost $275,207)		296,101

Asset-Backed Securities — 10.9%

Academic Loan Funding Trust Series 2013-1A, Class A, 2.95%, 12/26/2044 (b) (h)	969	964

Air Canada Pass-Through Trust (Canada)

Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	620	662

Series 2015-2, Class AA, 3.75%, 12/15/2027 (b)	231	248

Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	466	487

Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	659	687

American Airlines Pass-Through Trust

Series 2011-1, Class A, 5.25%, 1/31/2021	110	114

Series 2013-2, Class A, 4.95%, 1/15/2023	342	360

Series 2016-2, Class A, 3.65%, 6/15/2028	248	261

Series 2016-3, Class AA, 3.00%, 10/15/2028	367	378

Series 2017-1, Class AA, 3.65%, 2/15/2029	495	533

American Credit Acceptance Receivables Trust

Series 2016-4, Class C, 2.91%, 2/13/2023 (b)	216	217

Series 2017-1, Class C, 2.88%, 3/13/2023 (b)	354	354

American Homes 4 Rent

Series 2015-SFR1, Class A, 3.47%, 4/17/2052 ‡ (b)	3,913	4,092

Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (b)	1,275	1,408

American Homes 4 Rent Trust

Series 2014-SFR2, Class A, 3.79%, 10/17/2036 ‡ (b)	3,672	3,880

Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (b)	2,000	2,198

Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (b)	850	957

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	37

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2019 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (b)	2,750	2,904

Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (b)	500	544

Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (b)	2,380	2,709

B2R Mortgage Trust

Series 2015-1, Class A1, 2.52%, 5/15/2048 ‡ (b)	41	41

Series 2015-2, Class A, 3.34%, 11/15/2048 (b)	1,293	1,295

British Airways Pass-Through Trust (United Kingdom)

Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	604	644

Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	966	1,027

Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	695	730

Business Jet Securities LLC

Series 2018-1, Class A, 4.34%, 2/15/2033 (b)	2,085	2,111

Series 2018-2, Class B, 5.44%, 6/15/2033 (b)	2,285	2,332

Series 2019-1, Class A, 4.21%, 7/15/2034 (b)	1,846	1,900

Series 2019-1, Class B, 5.19%, 7/15/2034 (b)	3,724	3,834

BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027 (b)	155	155

Cabela’s Credit Card Master Note Trust

Series 2015-2, Class A1, 2.25%, 7/17/2023	880	882

Camillo Issuer LLC Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	4,943	4,932

Carnow Auto Receivables Trust

Series 2017-1A, Class A, 2.92%, 9/15/2022 (b)	198	198

Carvana Auto Receivables Trust Series 2019-2A, Class C, 3.00%, 6/17/2024 (b)	4,675	4,723

Chase Funding Trust

Series 2003-6, Class 1A7, 5.02%, 11/25/2034 (e)	539	567

Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	800	1,160

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Citigroup Mortgage Loan Trust, Inc.

Series 2003-HE3, Class A, 2.91%, 12/25/2033 (h)	21	21

Colony American Finance Ltd. (Cayman Islands) Series 2016-1, Class A, 2.54%, 6/15/2048 (b)	648	646

Continental Airlines Pass-Through Trust

Series 1999-2, Class A-1, 7.26%, 3/15/2020	13	13

Series 2007-1, Class A, 5.98%, 4/19/2022	333	353

Continental Credit Card Series 2017-1A, Class A, 4.29%, 1/15/2024 (b)	863	870

CoreVest American Finance Trust

Series 2019-2, Class D, 4.22%, 6/15/2052 ‡ (b)	2,000	2,119

CPS Auto Receivables Trust

Series 2014-D, Class C, 4.35%, 11/16/2020 (b)	238	239

Series 2015-A, Class C, 4.00%, 2/16/2021 (b)	130	131

Series 2015-B, Class C, 4.20%, 5/17/2021 (b)	2,063	2,078

Series 2015-C, Class D, 4.63%, 8/16/2021 (b)	1,376	1,388

Series 2016-C, Class C, 3.27%, 6/15/2022 (b)	769	770

CPS Auto Trust Series 2018-C, Class D, 4.40%, 6/17/2024 (b)	2,964	3,078

Credit Acceptance Auto Loan Trust

Series 2017-1A, Class A, 2.56%, 10/15/2025 (b)	592	592

Series 2017-1A, Class B, 3.04%, 12/15/2025 (b)	686	688

Series 2017-1A, Class C, 3.48%, 2/17/2026 (b)	574	576

Series 2017-2A, Class C, 3.35%, 6/15/2026 (b)	604	609

Series 2018-1A, Class A, 3.01%, 2/16/2027 (b)	1,543	1,554

Series 2018-3A, Class B, 3.89%, 10/15/2027 (b)	2,097	2,173

CVS Pass-Through Trust 5.93%, 1/10/2034 (b)	876	1,033

CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 3.05%, 10/25/2034 (h)	78	77

Delta Air Lines Pass-Through Trust

Series 2012-1, Class A, 4.75%, 5/7/2020	185	187

SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2015-1, Class AA, 3.63%, 7/30/2027	273	294

Drive Auto Receivables Trust

Series 2015-BA, Class D, 3.84%, 7/15/2021 (b)	630	631

Series 2015-CA, Class D, 4.20%, 9/15/2021 (b)	266	267

Series 2017-1, Class C, 2.84%, 4/15/2022	901	901

Series 2015-DA, Class D, 4.59%, 1/17/2023 (b)	997	1,001

Series 2017-1, Class D, 3.84%, 3/15/2023	2,992	3,031

Series 2017-3, Class D, 3.53%, 12/15/2023 (b)	4,800	4,862

Series 2016-CA, Class D, 4.18%, 3/15/2024 (b)	3,101	3,154

Series 2018-2, Class C, 3.63%, 8/15/2024	1,755	1,768

DT Auto Owner Trust

Series 2016-4A, Class D, 3.77%, 10/17/2022 (b)	1,412	1,421

Series 2017-2A, Class C, 3.03%, 1/17/2023 (b)	676	676

Engs Commercial Finance Trust Series 2016-1A, Class A2, 2.63%, 2/22/2022 (b)	176	176

Exeter Automobile Receivables Trust

Series 2016-3A, Class B, 2.84%, 8/16/2021 (b)	356	357

Series 2018-4A, Class B, 3.64%, 11/15/2022 (b)	1,175	1,187

Series 2019-3A, Class D, 3.11%, 8/15/2025 (b)	3,540	3,592

First Investors Auto Owner Trust Series 2015-2A, Class D, 4.22%, 12/15/2021 (b)	373	376

Flagship Credit Auto Trust

Series 2015-3, Class B, 3.68%, 3/15/2022 (b)	276	277

Series 2015-3, Class C, 4.65%, 3/15/2022 (b)	756	767

Series 2016-2, Class C, 6.22%, 9/15/2022 (b)	3,000	3,111

Series 2018-2, Class A, 2.97%, 10/17/2022 (b)	1,529	1,535

FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	4,857	5,104

Foundation Finance Trust

Series 2019-1A, Class A, 3.86%, 11/15/2034 (b)	1,605	1,645

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FREED ABS Trust Series 2018-2, Class A, 3.99%, 10/20/2025 (b)	2,024	2,040

GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (h)	95	81

GLS Auto Receivables Trust Series 2016-1A, Class C, 6.90%, 10/15/2021 (b)	975	994

GMAT Trust

Series 2013-1A, Class A, 6.97%, 11/25/2043 ‡ (b) (e)	17	17

Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	401	402

Goodgreen Trust

Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	629	660

HERO (Cayman Islands) Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (b)	1,783	1,781

HERO Funding (Cayman Islands)

Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	2,171	2,296

HERO Funding Trust (Cayman Islands)

Series 2016-3A, Class A1, 3.08%, 9/20/2042 (b)	972	999

Series 2017-1A, Class A2, 4.46%, 9/20/2047 (b)	2,061	2,203

Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (b)	238	239

Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 2.35%, 3/25/2036 ‡ (h)	60	59

KGS-Alpha SBA COOF Trust

Series 2012-2, Class A, IO, 0.83%, 8/25/2038 ‡ (b) (h)	3,937	93

Series 2013-2, Class A, IO, 1.71%, 3/25/2039 ‡ (b) (h)	3,736	159

Series 2015-2, Class A, IO, 3.05%, 7/25/2041 ‡ (b) (h)	1,537	173

Lendmark Funding Trust Series 2019-1A, Class B, 3.40%, 12/20/2027 ‡ (b)	3,319	3,381

LV Tower 52 Issuer

Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (b)	4,496	4,529

Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (b)	1,629	1,641

Marlette Funding Trust Series 2018-1A, Class A, 2.61%, 3/15/2028 (b)	288	288

Mid-State Capital Corp. Trust

Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (b)	687	771

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	39

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2019 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

NCUA Guaranteed Notes Trust Series 2010-A1, Class A, 2.56%, 12/7/2020 (h)	257	256

New Century Home Equity Loan Trust

Series 2003-5, Class AI6, 5.05%, 11/25/2033 ‡ (e)	413	427

OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (b)	1,801	1,812

OneMain Direct Auto Receivables Trust

Series 2018-1A, Class B, 3.71%, 4/14/2025 (b)	1,863	1,924

OneMain Financial Issuance Trust

Series 2015-1A, Class B, 3.85%, 3/18/2026 (b)	65	65

Series 2016-1A, Class A, 3.66%, 2/20/2029 (b)	1,080	1,084

Series 2016-1A, Class C, 6.00%, 2/20/2029 (b)	1,800	1,846

Oportun Funding VI LLC Series 2017-A, Class A, 3.23%, 6/8/2023 (b)	1,455	1,455

Oportun Funding X LLC

Series 2018-C, Class A, 4.10%, 10/8/2024 (b)	5,756	5,922

Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (b)	3,010	3,044

Pretium Mortgage Credit Partners I LLC

Series 2018-NPL4, Class A1, 4.83%, 9/25/2058 ‡ (b) (e)	1,769	1,787

Progress Residential Trust

Series 2015-SFR2, Class A, 2.74%, 6/12/2032 (b)	3,895	3,889

Series 2015-SFR2, Class B, 3.14%, 6/12/2032 ‡ (b)	2,012	2,009

Series 2015-SFR2, Class C, 3.44%, 6/12/2032 ‡ (b)	2,566	2,563

Series 2015-SFR2, Class E, 4.43%, 6/12/2032 ‡ (b)	1,230	1,229

Series 2015-SFR3, Class A, 3.07%, 11/12/2032 ‡ (b)	5,187	5,182

Series 2015-SFR3, Class D, 4.67%, 11/12/2032 ‡ (b)	295	296

Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (b)	1,200	1,205

Prosper Marketplace Issuance Trust Series 2019-3A, Class A, 3.19%, 7/15/2025 (b)	1,364	1,371

Regional Management Issuance Trust

Series 2018-1, Class A, 3.83%, 7/15/2027 (b)	1,705	1,717

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (e)	287	122

Renew (Cayman Islands)

Series 2017-1A, Class A, 3.67%, 9/20/2052 (b)	822	858

Santander Drive Auto Receivables Trust Series 2015-5, Class E, 4.67%, 2/15/2023 (b)	4,200	4,230

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.35%, 1/25/2036 ‡ (e)	212	189

Sierra Timeshare Receivables Funding LLC Series 2019-2A, Class C, 3.12%, 5/20/2036 (b)	3,848	3,892

SoFi Consumer Loan Program LLC

Series 2016-2, Class A, 3.09%, 10/27/2025 (b)	339	340

Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	368	389

Springleaf Funding Trust

Series 2016-AA, Class B, 3.80%, 11/15/2029 (b)	2,040	2,045

Spruce ABS Trust Series 2016-E1, Class A, 4.32%, 6/15/2028 (b)	627	641

Synchrony Card Funding LLC

Series 2019-A1, Class A, 2.95%, 3/15/2025	4,681	4,805

Series 2019-A2, Class A, 2.34%, 6/15/2025	5,000	5,063

Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	2,600	2,685

Tricolor Auto Securitization Trust

Series 2018-2A, Class A, 3.96%, 10/15/2021 (b)	2,422	2,434

Tricon American Homes Trust Series 2016-SFR1, Class A, 2.59%, 11/17/2033 (b)	1,784	1,783

United Airlines Pass-Through Trust

Series 2018-1, Class B, 4.60%, 3/1/2026	209	218

Series 2016-1, Class A, 3.45%, 7/7/2028	935	985

Series 2018-1, Class AA, 3.50%, 3/1/2030	1,047	1,109

Series 2018-1, Class A, 3.70%, 3/1/2030	711	749

Series 2019-1, Class AA, 4.15%, 8/25/2031	1,120	1,257

Series 2019-1, Class A, 4.55%, 8/25/2031	1,000	1,124

Verizon Owner Trust Series 2018-A, Class A1A, 3.23%, 4/20/2023	2,405	2,458

SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

VOLT LXIX LLC Series 2018-NPL5, Class A1A, 4.21%, 8/25/2048 ‡ (b) (e)	1,363	1,368

VOLT LXX LLC Series 2018-NPL6, Class A1A, 4.11%, 9/25/2048 ‡ (b) (e)	1,415	1,420

VOLT LXXII LLC Series 2018-NPL8, Class A1A, 4.21%, 10/26/2048 ‡ (b) (e)	3,946	3,969

VOLT LXXV LLC Series 2019-NPL1, Class A1A, 4.34%, 1/25/2049 ‡ (b) (e)	2,700	2,720

VOLT Trust Series 2018-FT1, Class A1, 3.26%, 1/27/2023 (h)	493	492

Westgate Resorts LLC Series 2017-1A, Class A, 3.05%, 12/20/2030 (b)	827	831

Westlake Automobile Receivables Trust

Series 2017-1A, Class C, 2.70%, 10/17/2022 (b)	544	544

Series 2017-1A, Class D, 3.46%, 10/17/2022 (b)	947	954

Series 2019-2A, Class D, 3.20%, 11/15/2024 (b)	2,500	2,528

World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	2,245	2,307

World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	6,900	6,987

Total Asset-Backed Securities (Cost $224,658)		229,201

Commercial Mortgage-Backed Securities — 3.9%

BAMLL Commercial Mortgage Securities Trust

Series 2012-PARK, Class A, 2.96%, 12/10/2030 (b)	560	579

Series 2014-520M, Class C, 4.35%, 8/15/2046 ‡ (b) (h)	1,300	1,430

BAMLL Re-REMIC Trust

Series 2016-FR16, Class A, 0.94%, 5/27/2021 (b) (h)	2,600	2,505

Series 2014-FRR5, Class A714, PO, 1/27/2047 (b)	1,950	1,866

BB-UBS Trust

Series 2012-TFT, Class A, 2.89%, 6/5/2030 (b)	483	483

Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	4,400	4,681

Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1, IO, 0.51%, 6/11/2041 ‡ (b) (h)	379	1

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

CD Commercial Mortgage Trust

Series 2007-CD4, Class XC, IO, 0.76%, 12/11/2049 ‡ (b) (h)	118	3

COBALT CMBS Commercial Mortgage Trust Series 2006-C1, IO, 1.01%, 8/15/2048 ‡ (h)	685	11

Commercial Mortgage Trust

Series 2013-300P, Class A1, 4.35%, 8/10/2030 (b)	3,500	3,781

Series 2013-SFS, Class A2, 3.09%, 4/12/2035 (b) (h)	1,060	1,098

Series 2006-GG7, Class AM, 5.82%, 7/10/2038 (h)	54	55

Series 2012-CR2, Class XA, IO, 1.80%, 8/15/2045 ‡ (h)	2,384	92

FHLMC, Multifamily Structured Pass-Through Certificates

Series KJ02, Class A2, 2.60%, 9/25/2020	179	179

Series KJ09, Class A2, 2.84%, 9/25/2022	2,460	2,517

Series KS01, Class A2, 2.52%, 1/25/2023	1,000	1,014

Series KPLB, Class A, 2.77%, 5/25/2025	353	369

Series K052, Class A2, 3.15%, 11/25/2025	3,560	3,822

Series K065, Class A2, 3.24%, 4/25/2027	2,467	2,688

Series K065, Class AM, 3.33%, 5/25/2027	1,322	1,443

Series K070, Class A2, 3.30%, 11/25/2027 (h)	1,748	1,916

FNMA ACES

Series 2010-M3, Class A3, 4.33%, 3/25/2020 (h)	595	599

Series 2014-M3, Class A2, 3.50%, 1/25/2024 (h)	2,061	2,194

Series 2017-M3, Class A2, 2.57%, 12/25/2026 (h)	6,250	6,456

Series 2015-M10, Class A2, 3.09%, 4/25/2027 (h)	8,555	9,211

Series 2017-M8, Class A2, 3.06%, 5/25/2027 (h)	3,815	4,089

Series 2018-M8, Class A2, 3.44%, 6/25/2028 (h)	2,580	2,837

Series 2018-M10, Class A2, 3.50%, 7/25/2028 (h)	3,335	3,685

Series 2017-M5, Class A2, 3.30%, 4/25/2029 (h)	3,376	3,650

GS Mortgage Securities Corp. II Series 2013-KING, Class A, 2.71%, 12/10/2027 (b)	1,113	1,113

Ladder Capital Commercial Mortgage Trust

Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	998	1,119

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	41

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2019 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

LB-UBS Commercial Mortgage Trust Series 2006-C7, Class XW, IO, 0.88%, 11/15/2038 ‡ (b) (h)	2,183	1

ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.75%, 12/12/2049 ‡ (b) (h)	409	—	(i)

Morgan Stanley Capital I Trust

Series 2006-IQ12, Class X1, IO, 0.78%, 12/15/2043 ‡ (b) (h)	1,091	—	(i)

Series 2007-HQ11, Class X, IO, 0.41%, 2/12/2044 ‡ (b) (h)	484	—	(i)

Series 2011-C3, Class A3, 4.05%, 7/15/2049	179	179

RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (b)	664	684

UBS-BAMLL Trust

Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	2,236	2,308

UBS-Barclays Commercial Mortgage Trust

Series 2013-C6, Class A4, 3.24%, 4/10/2046	857	892

Series 2012-C2, Class XA, IO, 1.47%, 5/10/2063 ‡ (b) (h)	7,122	224

VNDO Mortgage Trust

Series 2013-PENN, Class A, 3.81%, 12/13/2029 (b)	5,000	5,078

Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (b)	1,398	1,444

Wells Fargo Commercial Mortgage Trust Series 2013-120B, Class A, 2.80%, 3/18/2028 (b) (h)	2,500	2,499

WFRBS Commercial Mortgage Trust

Series 2011-C3, Class A4, 4.38%, 3/15/2044 (b)	1,700	1,749

Series 2013-C11, Class D, 4.40%, 3/15/2045 ‡ (b) (h)	400	410

Series 2012-C6, Class A4, 3.44%, 4/15/2045	800	819

Total Commercial Mortgage-Backed Securities (Cost $77,575)		81,773

U.S. Government Agency Securities — 1.4%

Government Trust Certificate 2.89%, 10/1/2019 (a)	13,319	13,296

Resolution Funding Corp. STRIPS DN, 3.01%, 1/15/2026 (a)	580	520

DN, 2.82%, 10/15/2027 (a)	510	441

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee Valley Authority 5.88%, 4/1/2036	6,839	10,095

4.63%, 9/15/2060	304	458

Tennessee Valley Authority STRIPS DN, 3.60%, 11/1/2025 (a)	5,000	4,453

DN, 4.76%, 6/15/2035 (a)	800	530

TOTAL U.S. Government Agency Securities (Cost $27,990)		29,793

Municipal Bonds — 0.6% (l)

California — 0.1%

General Obligation — 0.0% (c)

State of California, Various Purpose

GO, 7.30%, 10/1/2039	350	556

Transportation — 0.1%

City of Los Angeles, Department of Airports Series 2009C, Rev., 6.58%, 5/15/2039	440	609

Total California		1,165

New York — 0.3%

Other Revenue — 0.0% (c)

New York State Dormitory Authority, State Personal Income Tax, General Purpose Series D, Rev., 5.60%, 3/15/2040	360	487

Transportation — 0.3%

Port Authority of New York and New Jersey, Consolidated Series 164, Rev., 5.65%, 11/1/2040	1,825	2,567

Series 165, Rev., 5.65%, 11/1/2040	440	622

Series 174, Rev., 4.46%, 10/1/2062	2,060	2,674

		5,863

Total New York		6,350

Ohio — 0.2%

Education — 0.1%

Ohio State University, General Receipts

Series 2016A, Rev., 4.05%, 12/1/2056	325	406

Series A, Rev., 4.80%, 6/1/2111	1,563	2,229

Rev., 5.59%, 12/1/2114	200	285

		2,920

Utility — 0.1%

American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,315	2,176

Total Ohio		5,096

Total Municipal Bonds (Cost $9,167)		12,611

SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 0.4%

Province of Quebec (Canada) 7.36%, 3/6/2026 (e)	377	496

Republic of Colombia (Colombia)

4.00%, 2/26/2024	922	984

4.50%, 1/28/2026	581	643

7.38%, 9/18/2037	200	292

5.63%, 2/26/2044	200	258

5.00%, 6/15/2045	515	622

Republic of Panama (Panama) 4.50%, 4/16/2050	325	404

Republic of Peru (Peru) 5.63%, 11/18/2050	88	134

Republic of South Africa (South Africa) 5.88%, 9/16/2025	640	709

United Mexican States (Mexico) 3.60%, 1/30/2025	788	818

4.13%, 1/21/2026	316	336

3.75%, 1/11/2028	1,216	1,270

4.60%, 1/23/2046	2,113	2,293

Total Foreign Government Securities (Cost $8,540)		9,259

Supranational — 0.1%

African Development Bank (Supranational) 8.80%, 9/1/2019 (Cost $3,000)	3,000	3,000

	SHARES (000)
Short-Term Investments — 7.1%

Investment Companies — 7.1%

JPMorgan Prime Money Market Fund Class Institutional Shares, 2.16% (m) (n) (Cost $148,140)	148,088	148,147

Total Investments — 101.2% (Cost $1,992,607)		2,127,697
Liabilities in Excess of Other Assets — (1.2)%		(25,967)

NET ASSETS — 100.0%		2,101,730

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2019.
CMBS	Commercial Mortgage-Backed Security
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	The rate shown is the effective yield as of August 31, 2019.
(b)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2019.
(e)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2019.

(f)

Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The

coupon rate shown is the rate in effect as of August 31, 2019.

(g)	Security is an interest bearing note with preferred security characteristics.
(h)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2019.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	43

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2019 (Unaudited) (continued)

(i)	Amount rounds to less than one thousand.
(j)	Defaulted security.
(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of August 31, 2019.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2019 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 30.3%

Aerospace & Defense — 0.7%

Airbus Finance BV (France) 2.70%, 4/17/2023 (a)	43	44

General Dynamics Corp. 3.50%, 5/15/2025	100	108

L3Harris Technologies, Inc. 3.85%, 12/15/2026 (a)	70	76

Lockheed Martin Corp. 3.10%, 1/15/2023	174	180

Northrop Grumman Corp. 2.93%, 1/15/2025	150	155

United Technologies Corp.

1.50%, 11/1/2019	180	180

3.95%, 8/16/2025	150	165

4.13%, 11/16/2028	100	114

		1,022

Automobiles — 0.6%

Daimler Finance North America LLC (Germany) 2.20%, 5/5/2020 (a)	150	150

General Motors Co. 4.20%, 10/1/2027	500	516

Nissan Motor Acceptance Corp. 2.60%, 9/28/2022 (a)	200	201

		867

Banks — 5.5%

ANZ New Zealand Int’l Ltd. (New Zealand) 2.60%, 9/23/2019 (a)	200	200

Bank of America Corp.

3.30%, 1/11/2023	90	94

(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (b)	60	61

(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (b)	100	102

(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (b)	42	44

Series L, 3.95%, 4/21/2025	154	164

(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (b)	610	644

Bank of Montreal (Canada) 2.35%, 9/11/2022	200	203

Barclays plc (United Kingdom) 3.68%, 1/10/2023	317	322

Branch Banking & Trust Co. 2.25%, 6/1/2020	250	250

Canadian Imperial Bank of Commerce (Canada) 3.10%, 4/2/2024	150	156

Citibank NA 2.13%, 10/20/2020	350	350

Citigroup, Inc.

4.40%, 6/10/2025	115	125

4.45%, 9/29/2027	150	165

Citizens Financial Group, Inc. 4.30%, 12/3/2025	50	54

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Commonwealth Bank of Australia (Australia) 4.50%, 12/9/2025 (a)	201	218

Cooperatieve Rabobank UA (Netherlands)

4.75%, 1/15/2020 (a)	200	202

3.88%, 2/8/2022	118	123

Discover Bank 3.35%, 2/6/2023	250	259

HSBC Holdings plc (United Kingdom)

(ICE LIBOR USD 3 Month + 0.92%),

3.03%, 11/22/2023 (b)	200	203

4.30%, 3/8/2026	200	218

Huntington National Bank (The) 2.88%, 8/20/2020	250	252

KeyCorp 5.10%, 3/24/2021	50	52

Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	250	261

Mitsubishi UFJ Financial Group, Inc. (Japan) 3.85%, 3/1/2026	225	244

Mizuho Bank Ltd. (Japan) 2.65%, 9/25/2019 (a)	200	200

Nordea Bank Abp (Finland) 4.88%, 1/27/2020 (a)	250	253

PNC Financial Services Group, Inc. (The)

4.38%, 8/11/2020	133	136

3.90%, 4/29/2024	100	108

Regions Financial Corp. 2.75%, 8/14/2022	107	109

Standard Chartered plc (United Kingdom) 5.20%, 1/26/2024 (a)	200	215

Swedbank AB (Sweden) 2.20%, 3/4/2020 (a)	300	300

Toronto-Dominion Bank (The) (Canada) 2.50%, 12/14/2020	200	201

US Bancorp

Series V, 2.38%, 7/22/2026	133	135

Series X, 3.15%, 4/27/2027	68	73

Wells Fargo & Co. 2.63%, 7/22/2022	250	254

3.00%, 2/19/2025	99	103

4.10%, 6/3/2026	21	23

4.30%, 7/22/2027	30	33

(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)	250	268

Westpac Banking Corp. (Australia) 2.50%, 6/28/2022	300	305

		7,682

Beverages — 0.4%

Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.75%, 1/23/2029	265	310

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	45

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2019 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Beverages — continued

Diageo Capital plc (United Kingdom) 4.83%, 7/15/2020	70	72

Keurig Dr Pepper, Inc.

4.42%, 5/25/2025	75	82

4.60%, 5/25/2028	50	56

		520

Biotechnology — 0.4%

AbbVie, Inc. 4.25%, 11/14/2028	100	109

Baxalta, Inc. 3.60%, 6/23/2022	23	24

Biogen, Inc. 3.63%, 9/15/2022	30	31

Celgene Corp. 3.25%, 8/15/2022	98	101

Gilead Sciences, Inc.

1.85%, 9/20/2019	150	150

3.70%, 4/1/2024	36	38

3.50%, 2/1/2025	25	27

3.65%, 3/1/2026	57	61

		541

Building Products — 0.0% (c)

Johnson Controls International plc

3.75%, 12/1/2021	3	3

3.90%, 2/14/2026	12	13

		16

Capital Markets — 2.7%

Bank of New York Mellon Corp. (The)

4.60%, 1/15/2020	75	76

3.25%, 9/11/2024	150	158

Blackstone Holdings Finance Co. LLC 5.88%, 3/15/2021 (a)	150	159

Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	75	85

Charles Schwab Corp. (The)

3.23%, 9/1/2022	40	41

3.20%, 1/25/2028	200	213

Deutsche Bank AG (Germany) 3.13%, 1/13/2021	38	38

Goldman Sachs Group, Inc. (The)

2.35%, 11/15/2021	200	201

3.00%, 4/26/2022	80	81

3.75%, 5/22/2025	257	274

(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (b)	349	371

ING Bank NV (Netherlands) 2.50%, 10/1/2019 (a)	200	200

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued

Intercontinental Exchange, Inc. 4.00%, 10/15/2023	88	95

Invesco Finance plc

4.00%, 1/30/2024	71	76

3.75%, 1/15/2026	125	134

Jefferies Group LLC 6.88%, 4/15/2021	50	53

Macquarie Bank Ltd. (Australia)

2.85%, 7/29/2020 (a)	100	100

4.00%, 7/29/2025 (a)	100	108

Macquarie Group Ltd. (Australia)

6.00%, 1/14/2020 (a)	100	101

6.25%, 1/14/2021 (a)	40	42

Morgan Stanley

5.75%, 1/25/2021	100	105

5.50%, 7/28/2021	100	106

3.70%, 10/23/2024	83	88

(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (b)	500	533

Nomura Holdings, Inc. (Japan) 6.70%, 3/4/2020	84	86

Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (b)	17	18

State Street Corp. 3.10%, 5/15/2023	36	37

TD Ameritrade Holding Corp. 2.95%, 4/1/2022	34	35

UBS AG (Switzerland) 2.45%, 12/1/2020 (a)	200	201

		3,815

Chemicals — 0.6%

Dow Chemical Co. (The) 4.13%, 11/15/2021	60	62

Ecolab, Inc.

3.25%, 1/14/2023	88	91

3.25%, 12/1/2027	43	47

International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	9	10

Mosaic Co. (The) 3.25%, 11/15/2022	246	252

Nutrien Ltd. (Canada) 3.38%, 3/15/2025	45	47

Sherwin-Williams Co. (The)

3.30%, 2/1/2025	110	113

3.45%, 6/1/2027	51	54

Union Carbide Corp. 7.50%, 6/1/2025	100	122

		798

Commercial Services & Supplies — 0.2%

Republic Services, Inc. 3.38%, 11/15/2027	200	214

Communications Equipment — 0.0% (c)

Cisco Systems, Inc. 2.95%, 2/28/2026	44	47

SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Construction Materials — 0.2%

Martin Marietta Materials, Inc.

3.45%, 6/1/2027	78	81

3.50%, 12/15/2027	160	165

		246

Consumer Finance — 1.1%

American Express Co. 3.38%, 5/17/2021	100	102

American Honda Finance Corp. 1.95%, 7/20/2020	200	200

Avolon Holdings Funding Ltd. (Ireland)

5.13%, 10/1/2023 (a)	150	159

3.95%, 7/1/2024 (a)	20	21

Capital One Financial Corp. 3.20%, 2/5/2025	235	242

Caterpillar Financial Services Corp.

1.85%, 9/4/2020	200	200

2.85%, 6/1/2022	58	60

Ford Motor Credit Co. LLC 3.16%, 8/4/2020	250	251

John Deere Capital Corp.

Series 0014, 2.45%, 9/11/2020	50	50

3.15%, 10/15/2021	33	34

2.70%, 1/6/2023	89	91

2.65%, 6/24/2024	100	103

Synchrony Financial 4.25%, 8/15/2024	40	43

		1,556

Containers & Packaging — 0.1%

WRKCo, Inc. 3.00%, 9/15/2024	80	82

Diversified Financial Services — 1.3%

AIG Global Funding 2.15%, 7/2/2020 (a)	150	150

GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/2020	349	347

GTP Acquisition Partners I LLC 2.35%, 6/15/2020 (a)	174	174

National Rural Utilities Cooperative Finance Corp.

2.30%, 9/15/2022	200	202

ORIX Corp. (Japan) 2.90%, 7/18/2022	81	83

Private Export Funding Corp.

Series EE, 2.80%, 5/15/2022	500	515

Series KK, 3.55%, 1/15/2024	200	216

Shell International Finance BV (Netherlands) 3.25%, 5/11/2025	100	106

		1,793

Diversified Telecommunication Services — 0.9%

AT&T, Inc.

3.60%, 7/15/2025	150	158

7.88%, 2/15/2030	350	479

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued

Qwest Corp. 6.75%, 12/1/2021	148	160

Telefonica Emisiones SA (Spain) 5.13%, 4/27/2020	31	31

Verizon Communications, Inc.

4.33%, 9/21/2028	160	184

4.50%, 8/10/2033	208	246

		1,258

Electric Utilities — 1.7%

Arizona Public Service Co. 2.20%, 1/15/2020	27	27

Baltimore Gas & Electric Co. 2.80%, 8/15/2022	43	44

Commonwealth Edison Co. Series 122, 2.95%, 8/15/2027	200	209

DTE Electric Co. 2.65%, 6/15/2022	20	20

Duke Energy Corp. 3.75%, 4/15/2024	300	319

Duke Energy Indiana LLC 3.75%, 7/15/2020	60	61

Duke Energy Progress LLC 2.80%, 5/15/2022	40	41

Enel Finance International NV (Italy) 3.63%, 5/25/2027 (a)	200	206

Entergy Mississippi LLC 2.85%, 6/1/2028	186	193

Jersey Central Power & Light Co. 4.30%, 1/15/2026 (a)	200	219

Kansas City Power & Light Co. 3.15%, 3/15/2023	47	49

NextEra Energy Capital Holdings, Inc.

2.40%, 9/15/2019	27	27

3.55%, 5/1/2027	89	95

Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (a)	28	30

Pennsylvania Electric Co. 3.25%, 3/15/2028 (a)	132	138

Public Service Co. of Colorado 3.20%, 11/15/2020	51	51

Public Service Co. of Oklahoma 4.40%, 2/1/2021	74	76

Southern California Edison Co. 1.85%, 2/1/2022	21	20

Southern Co. (The) 3.25%, 7/1/2026	317	328

Virginia Electric & Power Co.

Series C, 2.75%, 3/15/2023	191	195

3.45%, 2/15/2024	21	22

		2,370

Electrical Equipment — 0.1%

ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	41	42

Eaton Corp. 3.10%, 9/15/2027	140	147

		189

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	47

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2019 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electronic Equipment, Instruments & Components — 0.1%

Arrow Electronics, Inc.

4.50%, 3/1/2023	16	17

3.88%, 1/12/2028	100	103

		120

Energy Equipment & Services — 0.2%

Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	150	153

Halliburton Co. 3.80%, 11/15/2025	107	113

Schlumberger Investment SA 3.30%, 9/14/2021 (a)	47	48

		314

Entertainment — 0.1%

Viacom, Inc. 3.88%, 4/1/2024	112	118

Walt Disney Co. (The) 7.70%, 10/30/2025 (a)	50	65

		183

Equity Real Estate Investment Trusts (REITs) — 1.3%

American Tower Corp.

3.50%, 1/31/2023	80	83

5.00%, 2/15/2024	38	42

Boston Properties LP 3.20%, 1/15/2025	152	158

Brixmor Operating Partnership LP 3.85%, 2/1/2025	50	53

ERP Operating LP 4.63%, 12/15/2021	255	268

Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	52	55

HCP, Inc.

4.20%, 3/1/2024	17	18

3.88%, 8/15/2024	205	221

3.40%, 2/1/2025	38	40

Office Properties Income Trust 3.60%, 2/1/2020	75	75

Realty Income Corp.

3.88%, 7/15/2024	50	54

3.65%, 1/15/2028	150	163

Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (a)	150	157

Senior Housing Properties Trust 4.75%, 2/15/2028	100	100

Ventas Realty LP

3.75%, 5/1/2024	44	47

3.50%, 2/1/2025	27	28

4.13%, 1/15/2026	62	67

Welltower, Inc. 4.50%, 1/15/2024	100	108

		1,737

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food & Staples Retailing — 0.3%

Kroger Co. (The)

1.50%, 9/30/2019	200	200

4.00%, 2/1/2024	90	97

Sysco Corp. 3.75%, 10/1/2025	100	107

		404

Food Products — 0.9%

Campbell Soup Co. 3.95%, 3/15/2025	50	53

Cargill, Inc. 3.30%, 3/1/2022 (a)	100	103

Conagra Brands, Inc. 4.60%, 11/1/2025	35	39

General Mills, Inc. 2.60%, 10/12/2022	200	203

Kellogg Co. 3.40%, 11/15/2027	95	100

Kraft Heinz Foods Co. 3.95%, 7/15/2025	202	210

Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	92	101

Nestle Holdings, Inc. 3.50%, 9/24/2025 (a)	200	216

Smithfield Foods, Inc. 5.20%, 4/1/2029 (a)	7	8

Tyson Foods, Inc. 3.95%, 8/15/2024	73	78

Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	100	107

		1,218

Health Care Equipment & Supplies — 0.3%

Becton Dickinson and Co. 2.68%, 12/15/2019	250	250

Boston Scientific Corp. 3.75%, 3/1/2026	50	54

Zimmer Biomet Holdings, Inc.

3.70%, 3/19/2023	19	20

3.55%, 4/1/2025	50	52

		376

Health Care Providers & Services — 1.0%

Aetna, Inc. 2.80%, 6/15/2023	200	203

Anthem, Inc.

3.13%, 5/15/2022	115	118

3.50%, 8/15/2024	106	111

CVS Health Corp. 4.10%, 3/25/2025	180	193

Express Scripts Holding Co.

3.05%, 11/30/2022	200	205

3.50%, 6/15/2024	72	75

HCA, Inc. 4.13%, 6/15/2029	150	160

Laboratory Corp. of America Holdings

3.20%, 2/1/2022	214	219

UnitedHealth Group, Inc. 3.38%, 11/15/2021	112	115

		1,399

Hotels, Restaurants & Leisure — 0.1%

Starbucks Corp. 3.80%, 8/15/2025	150	163

SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Household Durables — 0.1%

DR Horton, Inc. 2.55%, 12/1/2020	150	150

Household Products — 0.2%

Kimberly-Clark Corp. 2.40%, 3/1/2022	20	20

Procter & Gamble — ESOP Series A, 9.36%, 1/1/2021	18	19

Procter & Gamble Co. (The) 1.75%, 10/25/2019	200	200

		239

Independent Power and Renewable Electricity Producers — 0.1%

Exelon Generation Co. LLC

3.40%, 3/15/2022	80	82

4.25%, 6/15/2022	37	39

		121

Industrial Conglomerates — 0.0% (c)

Ingersoll-Rand Global Holding Co. Ltd. 4.25%, 6/15/2023	34	36

Insurance — 1.6%

Allstate Corp. (The) 3.15%, 6/15/2023	61	64

Alterra Finance LLC 6.25%, 9/30/2020	100	104

American International Group, Inc. 3.75%, 7/10/2025	161	172

Aon plc 3.88%, 12/15/2025	143	155

Assurant, Inc. 4.20%, 9/27/2023	90	94

Chubb INA Holdings, Inc. 2.88%, 11/3/2022	130	134

CNA Financial Corp.

3.95%, 5/15/2024	52	55

4.50%, 3/1/2026	38	42

Globe Life, Inc. 4.55%, 9/15/2028	40	45

Guardian Life Global Funding 2.50%, 5/8/2022 (a)	125	126

Lincoln National Corp. 4.20%, 3/15/2022	35	37

Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	100	111

Marsh & McLennan Cos., Inc.

2.35%, 9/10/2019	156	156

3.30%, 3/14/2023	50	52

Metropolitan Life Global Funding I 3.45%, 12/18/2026 (a)	250	269

Principal Financial Group, Inc. 3.10%, 11/15/2026	150	157

Protective Life Global Funding 2.62%, 8/22/2022 (a)	200	203

Prudential Insurance Co. of America (The)

8.30%, 7/1/2025 (a)	150	195

		2,171

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Internet & Direct Marketing Retail — 0.1%

Amazon.com, Inc. 2.80%, 8/22/2024	100	104

IT Services — 0.2%

IBM Credit LLC 2.65%, 2/5/2021	150	151

International Business Machines Corp. 3.50%, 5/15/2029	100	109

Western Union Co. (The) 3.60%, 3/15/2022	20	21

		281

Life Sciences Tools & Services — 0.1%

Thermo Fisher Scientific, Inc.

3.15%, 1/15/2023	57	59

4.15%, 2/1/2024	34	37

3.20%, 8/15/2027	100	105

		201

Machinery — 0.2%

Caterpillar, Inc. 2.60%, 6/26/2022	31	32

Illinois Tool Works, Inc. 3.50%, 3/1/2024	175	185

Stanley Black & Decker, Inc. 3.40%, 3/1/2026	110	118

		335

Media — 0.7%

CBS Corp. 4.00%, 1/15/2026	208	223

Charter Communications Operating LLC

4.91%, 7/23/2025	160	177

Comcast Corp.

3.00%, 2/1/2024	117	122

3.38%, 2/15/2025	77	82

3.38%, 8/15/2025	80	85

3.95%, 10/15/2025	14	15

3.15%, 3/1/2026	16	17

Cox Communications, Inc. 3.50%, 8/15/2027 (a)	154	162

Discovery Communications LLC 4.38%, 6/15/2021	78	81

Fox Corp. 4.71%, 1/25/2029 (a)	35	40

		1,004

Metals & Mining — 0.1%

Glencore Funding LLC (Switzerland) 4.88%, 3/12/2029 (a)	60	65

Nucor Corp. 4.00%, 8/1/2023	27	29

		94

Multiline Retail — 0.0% (c)

Nordstrom, Inc. 4.00%, 10/15/2021	35	36

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	49

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2019 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Multi-Utilities — 0.6%

Consolidated Edison Co. of New York, Inc.

3.80%, 5/15/2028	155	172

DTE Energy Co. Series B, 3.30%, 6/15/2022	79	81

NiSource, Inc. 3.85%, 2/15/2023	200	209

Public Service Enterprise Group, Inc.

2.88%, 6/15/2024	100	103

Sempra Energy 4.05%, 12/1/2023	48	51

Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	94	96

WEC Energy Group, Inc. 3.55%, 6/15/2025	87	93

		805

Oil, Gas & Consumable Fuels — 2.5%

Andeavor Logistics LP 4.25%, 12/1/2027	27	29

Apache Corp. 3.25%, 4/15/2022	18	18

APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (a)	100	108

BP Capital Markets plc (United Kingdom)

3.81%, 2/10/2024	166	178

3.51%, 3/17/2025	60	64

Buckeye Partners LP 4.88%, 2/1/2021	40	41

Canadian Natural Resources Ltd. (Canada) 3.90%, 2/1/2025	25	26

Cenovus Energy, Inc. (Canada)

5.70%, 10/15/2019	77	77

3.00%, 8/15/2022	21	21

Chevron Corp. 2.36%, 12/5/2022	40	41

CNOOC Nexen Finance 2014 ULC (China) 4.25%, 4/30/2024	200	215

Ecopetrol SA (Colombia) 4.13%, 1/16/2025	58	61

Energy Transfer Operating LP

3.60%, 2/1/2023	28	29

4.90%, 2/1/2024	61	66

4.05%, 3/15/2025	91	96

Eni SpA (Italy) 4.15%, 10/1/2020 (a)	200	204

Enterprise Products Operating LLC 2.80%, 2/15/2021	200	202

3.90%, 2/15/2024	49	52

3.75%, 2/15/2025	37	40

EOG Resources, Inc. 2.63%, 3/15/2023	23	24

Gulf South Pipeline Co. LP 4.00%, 6/15/2022	50	51

Marathon Petroleum Corp. 3.63%, 9/15/2024	67	70

MPLX LP 3.38%, 3/15/2023	32	33

Noble Energy, Inc. 3.85%, 1/15/2028	100	104

Occidental Petroleum Corp. 3.50%, 6/15/2025	30	31

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

ONEOK Partners LP

3.38%, 10/1/2022	12	12

5.00%, 9/15/2023	28	30

4.90%, 3/15/2025	200	219

Petroleos Mexicanos (Mexico)

6.38%, 2/4/2021	149	153

4.88%, 1/18/2024	69	69

6.88%, 8/4/2026	51	54

5.35%, 2/12/2028	42	40

Phillips 66 3.90%, 3/15/2028	70	76

Plains All American Pipeline LP 3.60%, 11/1/2024	100	103

Sinopec Group Overseas Development Ltd. (China) 4.38%, 10/17/2023 (a)	200	215

Spectra Energy Partners LP 3.50%, 3/15/2025	63	66

Sunoco Logistics Partners Operations LP 4.65%, 2/15/2022	180	189

TC PipeLines LP 3.90%, 5/25/2027	42	44

TransCanada PipeLines Ltd. (Canada) 3.75%, 10/16/2023	172	181

Williams Cos., Inc. (The) 3.90%, 1/15/2025	86	90

		3,422

Pharmaceuticals — 0.5%

Allergan Funding SCS 3.45%, 3/15/2022	69	71

Bristol-Myers Squibb Co. 3.40%, 7/26/2029 (a)	71	77

Eli Lilly & Co. 3.38%, 3/15/2029	70	77

Merck & Co., Inc. 3.40%, 3/7/2029	200	220

Shire Acquisitions Investments Ireland DAC 1.90%, 9/23/2019	200	200

		645

Real Estate Management & Development — 0.1%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.13%, 3/20/2022 (a)	200	205

Road & Rail — 0.5%

Canadian Pacific Railway Co. (Canada) 4.50%, 1/15/2022	55	58

CSX Corp. 3.25%, 6/1/2027	162	172

ERAC USA Finance LLC

5.25%, 10/1/2020 (a)	48	50

4.50%, 8/16/2021 (a)	27	28

JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	60	65

SEE NOTES TO FINANCIAL STATEMENTS.

50	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Road & Rail — continued

Penske Truck Leasing Co. LP 4.13%, 8/1/2023 (a)	200	212

Ryder System, Inc.

2.50%, 5/11/2020	28	28

2.88%, 9/1/2020	86	86

		699

Semiconductors & Semiconductor Equipment — 0.4%

Analog Devices, Inc. 2.95%, 1/12/2021	70	71

Broadcom, Inc. 4.75%, 4/15/2029 (a)	250	263

Intel Corp. 3.70%, 7/29/2025	116	126

QUALCOMM, Inc. 3.25%, 5/20/2027	94	99

		559

Software — 0.2%

Microsoft Corp. 2.38%, 5/1/2023	34	35

Oracle Corp. 2.95%, 11/15/2024	200	209

		244

Specialty Retail — 0.4%

Advance Auto Parts, Inc. 4.50%, 12/1/2023	30	32

Home Depot, Inc. (The) 2.80%, 9/14/2027	150	157

Lowe’s Cos., Inc. 3.65%, 4/5/2029	200	218

O’Reilly Automotive, Inc.

3.55%, 3/15/2026	100	106

3.60%, 9/1/2027	62	66

		579

Technology Hardware, Storage & Peripherals — 0.2%

Apple, Inc. 2.75%, 1/13/2025	200	208

Tobacco — 0.3%

BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	200	205

Philip Morris International, Inc. 3.38%, 8/11/2025	150	158

		363

Trading Companies & Distributors — 0.2%

Air Lease Corp. 3.63%, 12/1/2027	100	104

Aircastle Ltd. 4.40%, 9/25/2023	65	69

Aviation Capital Group LLC 3.88%, 5/1/2023 (a)	100	105

		278

Water Utilities — 0.1%

American Water Capital Corp. 3.85%, 3/1/2024	150	160

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wireless Telecommunication Services — 0.1%

Rogers Communications, Inc. (Canada) 4.10%, 10/1/2023	160	172

Total Corporate Bonds (Cost $40,159)		42,041

U.S. Treasury Obligations — 24.7%

U.S. Treasury Bonds 6.00%, 2/15/2026	516	660

U.S. Treasury Notes

3.63%, 2/15/2020	3,000	3,022

1.88%, 1/31/2022	700	706

1.88%, 4/30/2022	1,000	1,011

2.25%, 1/31/2024	3,500	3,624

2.25%, 11/15/2024	250	260

2.88%, 5/31/2025	299	323

2.00%, 8/15/2025	2,500	2,579

2.25%, 11/15/2027	2,000	2,119

3.13%, 11/15/2028	2,000	2,278

2.63%, 2/15/2029	2,000	2,197

U.S. Treasury STRIPS Bonds 3.99%, 11/15/2021 (d)	1,525	1,474

2.79%, 2/15/2022 (d)	2,400	2,311

2.82%, 11/15/2022 (d)	1,300	1,240

2.72%, 5/15/2023 (d)	685	649

2.18%, 8/15/2023 (d)	3,890	3,672

2.31%, 11/15/2023 (d)	2,150	2,021

2.46%, 2/15/2024 (d)	3,000	2,809

2.21%, 5/15/2024 (d)	200	187

2.91%, 5/15/2025 (d)	200	184

2.34%, 5/15/2026 (d)	200	181

3.51%, 8/15/2026 (d)	47	42

3.65%, 11/15/2026 (d)	300	269

2.90%, 2/15/2027 (d)	100	89

3.91%, 8/15/2027 (d)	100	88

3.94%, 11/15/2027 (d)	140	123

3.06%, 2/15/2028 (d)	53	46

2.46%, 5/15/2028 (d)	10	9

3.24%, 8/15/2028 (d)	200	174

Total U.S. Treasury Obligations (Cost $33,140)		34,347

Collateralized Mortgage Obligations — 17.3%

Alternative Loan Trust

Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	785	842

Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	122	117

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	51

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2019 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Banc of America Funding Trust Series 2004-1, PO, 3/25/2034 ‡	14		13

BCAP LLC Trust Series 2010-RR7, Class 2A1, 4.31%, 7/26/2045 (a) (e)	47		47

CHL Mortgage Pass-Through Trust

Series 2004-HYB3, Class 2A, 3.83%, 6/20/2034 (e)	11		11

Series 2004-5, Class 1A4, 5.50%, 6/25/2034	27		28

Series 2005-22, Class 2A1, 3.98%, 11/25/2035 (e)	116		104

Citigroup Global Markets Mortgage Securities VII, Inc.

Series 2003-UP2, Class PO1, PO, 6/25/2033 ‡	—	(f)	—	(f)

Series 2003-HYB1, Class A, 4.74%, 9/25/2033 (e)	10		11

Citigroup Mortgage Loan Trust, Inc. Series 2003-UP3, Class A3, 7.00%, 9/25/2033	3		4

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 1A1, 3.86%, 6/25/2020 (e)	18		18

FHLMC — GNMA Series 24, Class ZE, 6.25%, 11/25/2023	12		12

FHLMC, REMIC Series 2934, Class EC, PO, 2/15/2020	1		1

Series 2347, Class VP, 6.50%, 3/15/2020	1		1

Series 2999, Class ND, 4.50%, 7/15/2020	8		8

Series 1807, Class G, 9.00%, 10/15/2020	—	(f)	—	(f)

Series 85, Class C, 8.60%, 1/15/2021	—	(f)	—	(f)

Series 99, Class Z, 9.50%, 1/15/2021	—	(f)	—	(f)

Series 1084, Class F, 3.15%, 5/15/2021 (e)	—	(f)	—	(f)

Series 1079, Class S, HB, IF, 26.54%, 5/15/2021 (e)	—	(f)	—	(f)

Series 1084, Class S, HB, IF, 35.35%, 5/15/2021 (e)	—	(f)	—	(f)

Series 1144, Class KB, 8.50%, 9/15/2021	1		1

Series 1196, Class B, HB, IF, 1,104.54%, 1/15/2022 (e)	—	(f)	—	(f)

Series 1206, Class IA, 7.00%, 3/15/2022	1		1

Series 1250, Class J, 7.00%, 5/15/2022	1		1

Series 1343, Class LA, 8.00%, 8/15/2022	3		4

Series 2512, Class PG, 5.50%, 10/15/2022	47		49

Series 2535, Class BK, 5.50%, 12/15/2022	9		9

Series 1470, Class F, 2.14%, 2/15/2023 (e)	—	(f)	—	(f)

Series 2568, Class KG, 5.50%, 2/15/2023	74		77

Series 1466, Class PZ, 7.50%, 2/15/2023	13		14

Series 1491, Class I, 7.50%, 4/15/2023	5		6

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 1798, Class F, 5.00%, 5/15/2023	6		6

Series 1518, Class G, IF, 6.87%, 5/15/2023 (e)	5		6

Series 1541, Class O, 1.30%, 7/15/2023 (e)	5		5

Series 1608, Class L, 6.50%, 9/15/2023	18		19

Series 1602, Class SA, IF, 15.19%, 10/15/2023 (e)	2		3

Series 2283, Class K, 6.50%, 12/15/2023	7		8

Series 1700, Class GA, PO, 2/15/2024	2		2

Series 1671, Class L, 7.00%, 2/15/2024	4		5

Series 1706, Class K, 7.00%, 3/15/2024	32		34

Series 2033, Class SN, HB, IF, 26.31%, 3/15/2024 (e)	2		—	(f)

Series 1720, Class PL, 7.50%, 4/15/2024	94		100

Series 2306, Class K, PO, 5/15/2024	4		4

Series 2306, Class SE, IF, IO, 8.53%, 5/15/2024 (e)	9		1

Series 1745, Class D, 7.50%, 8/15/2024	6		6

Series 1927, Class PH, 7.50%, 1/15/2027	44		50

Series 1981, Class Z, 6.00%, 5/15/2027	17		19

Series 1987, Class PE, 7.50%, 9/15/2027	5		6

Series 2038, Class PN, IO, 7.00%, 3/15/2028	7		1

Series 2040, Class PE, 7.50%, 3/15/2028	39		45

Series 2063, Class PG, 6.50%, 6/15/2028	41		46

Series 2064, Class TE, 7.00%, 6/15/2028	5		6

Series 2075, Class PM, 6.25%, 8/15/2028	27		30

Series 2075, Class PH, 6.50%, 8/15/2028	28		31

Series 2089, Class PJ, IO, 7.00%, 10/15/2028	9		1

Series 2125, Class JZ, 6.00%, 2/15/2029	17		18

Series 2169, Class TB, 7.00%, 6/15/2029	77		87

Series 2163, Class PC, IO, 7.50%, 6/15/2029	4		—	(f)

Series 2172, Class QC, 7.00%, 7/15/2029	33		37

Series 2196, Class TL, 7.50%, 11/15/2029	—	(f)	—	(f)

Series 2201, Class C, 8.00%, 11/15/2029	14		16

Series 2210, Class Z, 8.00%, 1/15/2030	39		46

Series 2224, Class CB, 8.00%, 3/15/2030	12		14

Series 2256, Class MC, 7.25%, 9/15/2030	22		26

Series 2259, Class ZM, 7.00%, 10/15/2030	20		23

Series 2271, Class PC, 7.25%, 12/15/2030	19		22

Series 2296, Class PD, 7.00%, 3/15/2031	11		12

Series 2333, Class HC, 6.00%, 7/15/2031	24		27

Series 2344, Class ZD, 6.50%, 8/15/2031	186		219

Series 2344, Class ZJ, 6.50%, 8/15/2031	24		27

Series 2345, Class NE, 6.50%, 8/15/2031	13		15

Series 2351, Class PZ, 6.50%, 8/15/2031	20		23

SEE NOTES TO FINANCIAL STATEMENTS.

52	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2410, Class OE, 6.38%, 2/15/2032	21	23

Series 2410, Class QX, IF, IO, 6.45%, 2/15/2032 (e)	11	2

Series 2410, Class NG, 6.50%, 2/15/2032	14	16

Series 2412, Class SP, IF, 11.71%, 2/15/2032 (e)	42	55

Series 2444, Class ES, IF, IO, 5.75%, 3/15/2032 (e)	26	5

Series 2450, Class SW, IF, IO, 5.80%, 3/15/2032 (e)	10	2

Series 2423, Class MC, 7.00%, 3/15/2032	12	14

Series 2423, Class MT, 7.00%, 3/15/2032	24	29

Series 2435, Class CJ, 6.50%, 4/15/2032	94	108

Series 2441, Class GF, 6.50%, 4/15/2032	27	31

Series 2455, Class GK, 6.50%, 5/15/2032	34	40

Series 2450, Class GZ, 7.00%, 5/15/2032	37	43

Series 2466, Class DH, 6.50%, 6/15/2032	52	58

Series 2474, Class NR, 6.50%, 7/15/2032	30	34

Series 2484, Class LZ, 6.50%, 7/15/2032	49	58

Series 2500, Class MC, 6.00%, 9/15/2032	43	49

Series 2543, Class YX, 6.00%, 12/15/2032	100	115

Series 2575, Class ME, 6.00%, 2/15/2033	178	202

Series 2586, Class WI, IO, 6.50%, 3/15/2033	15	3

Series 2990, Class SL, IF, 16.44%, 6/15/2034 (e)	29	37

Series 3611, PO, 7/15/2034	23	21

Series 2990, Class UZ, 5.75%, 6/15/2035	575	668

Series 3117, Class EO, PO, 2/15/2036	56	51

Series 3117, Class OK, PO, 2/15/2036	6	6

Series 3122, Class OH, PO, 3/15/2036	55	50

Series 3152, Class MO, PO, 3/15/2036	133	121

Series 3607, Class AO, PO, 4/15/2036	34	31

Series 3137, Class XP, 6.00%, 4/15/2036	82	95

Series 3819, Class ZQ, 6.00%, 4/15/2036	227	263

Series 3149, Class SO, PO, 5/15/2036	6	5

Series 3171, Class MO, PO, 6/15/2036	38	35

Series 3179, Class OA, PO, 7/15/2036	22	20

Series 3202, Class HI, IF, IO, 4.45%, 8/15/2036 (e)	180	29

Series 3232, Class ST, IF, IO, 4.50%, 10/15/2036 (e)	30	4

Series 3417, Class EO, PO, 11/15/2036	321	305

Series 3316, Class JO, PO, 5/15/2037	6	5

Series 3607, Class OP, PO, 7/15/2037	156	143

Series 3481, Class SJ, IF, IO, 3.65%, 8/15/2038 (e)	93	16

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 3680, Class MA, 4.50%, 7/15/2039	203		215

Series 4219, Class JA, 3.50%, 8/15/2039	348		355

Series 3997, Class PF, 2.65%, 11/15/2039 (e)	39		39

Series 4096, Class HA, 2.00%, 12/15/2041	272		272

Series 4374, Class NC, 3.75%, 2/15/2046 (g)	228		230

FHLMC, STRIPS

Series 243, Class 16, IO, 4.50%, 11/15/2020	—	(f)	—	(f)

Series 262, Class 35, 3.50%, 7/15/2042	473		504

FHLMC, Structured Pass-Through Certificates, Whole Loan

Series T-41, Class 3A, 5.41%, 7/25/2032 (e)	24		27

Series T-76, Class 2A, 2.37%, 10/25/2037 (e)	115		127

Series T-51, Class 2A, 7.50%, 8/25/2042 (e)	22		27

Series T-54, Class 2A, 6.50%, 2/25/2043	210		255

Series T-54, Class 3A, 7.00%, 2/25/2043	69		83

Series T-56, Class A5, 5.23%, 5/25/2043	524		589

Series T-58, Class APO, PO, 9/25/2043	15		12

First Horizon Mortgage Pass-Through Trust Series 2005-AR1, Class 2A2, 4.81%, 4/25/2035 (e)	12		12

FNMA Trust, Whole Loan

Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	30		35

Series 2005-W3, Class 2AF, 2.37%, 3/25/2045 (e)	96		95

FNMA, REMIC

Series 1989-70, Class G, 8.00%, 10/25/2019	—	(f)	—	(f)

Series 1989-83, Class H, 8.50%, 11/25/2019	—	(f)	—	(f)

Series 1989-89, Class H, 9.00%, 11/25/2019	—	(f)	—	(f)

Series 1989-78, Class H, 9.40%, 11/25/2019	—	(f)	—	(f)

Series 1990-7, Class B, 8.50%, 1/25/2020	—	(f)	—	(f)

Series 1990-1, Class D, 8.80%, 1/25/2020	—	(f)	—	(f)

Series 1990-60, Class K, 5.50%, 6/25/2020	—	(f)	—	(f)

Series 1990-63, Class H, 9.50%, 6/25/2020	—	(f)	—	(f)

Series 1990-93, Class G, 5.50%, 8/25/2020	—	(f)	—	(f)

Series 1990-102, Class J, 6.50%, 8/25/2020	1		1

Series 1990-94, Class H, HB, 505.00%, 8/25/2020	—	(f)	—	(f)

Series 1990-95, Class J, HB, 1,118.04%, 8/25/2020	—	(f)	—	(f)

Series 1990-120, Class H, 9.00%, 10/25/2020	—	(f)	—	(f)

Series 1990-134, Class SC, IF, 18.38%, 11/25/2020 (e)	—	(f)	—	(f)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	53

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2019 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(f)	—	(f)

Series 2001-4, Class PC, 7.00%, 3/25/2021	3		3

Series 1991-42, Class S, IF, 13.92%, 5/25/2021 (e)	—	(f)	—	(f)

Series G-14, Class L, 8.50%, 6/25/2021	—	(f)	—	(f)

Series G-18, Class Z, 8.75%, 6/25/2021	1		1

Series 2001-48, Class Z, 6.50%, 9/25/2021	19		19

Series G-35, Class M, 8.75%, 10/25/2021	—	(f)	—	(f)

Series 2002-1, Class HC, 6.50%, 2/25/2022	8		8

Series 1992-107, Class SB, HB, IF, 23.39%, 6/25/2022 (e)	7		8

Series G92-42, Class Z, 7.00%, 7/25/2022	—	(f)	—	(f)

Series G92-35, Class E, 7.50%, 7/25/2022	5		6

Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(f)	—	(f)

Series 1996-59, Class J, 6.50%, 8/25/2022	2		2

Series 1992-143, Class MA, 5.50%, 9/25/2022	—	(f)	—	(f)

Series G92-54, Class ZQ, 7.50%, 9/25/2022	3		3

Series G93-5, Class Z, 6.50%, 2/25/2023	2		2

Series 1993-37, Class PX, 7.00%, 3/25/2023	33		35

Series 1993-25, Class J, 7.50%, 3/25/2023	5		5

Series 1998-4, Class C, PO, 4/25/2023	1		1

Series 1998-43, Class EA, PO, 4/25/2023	52		50

Series 1993-54, Class Z, 7.00%, 4/25/2023	10		11

Series 1993-62, Class SA, IF, 17.87%, 4/25/2023 (e)	2		2

Series 1993-122, Class M, 6.50%, 7/25/2023	3		3

Series 1996-14, Class SE, IF, IO, 8.68%, 8/25/2023 (e)	22		3

Series 1993-178, Class PK, 6.50%, 9/25/2023	5		5

Series 1993-165, Class SD, IF, 12.44%, 9/25/2023 (e)	1		1

Series 1993-183, Class KA, 6.50%, 10/25/2023	76		81

Series 1993-189, Class PL, 6.50%, 10/25/2023	29		31

Series 1994-9, Class E, PO, 11/25/2023	—	(f)	—	(f)

Series 1993-247, Class SA, HB, IF, 25.96%, 12/25/2023 (e)	8		9

Series G95-1, Class C, 8.80%, 1/25/2025	3		4

Series 2005-121, Class DX, 5.50%, 1/25/2026	204		217

Series 1997-20, IO, 1.84%, 3/25/2027 (e)	6		—	(f)

Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (e)	7		—	(f)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1997-27, Class J, 7.50%, 4/18/2027	8	9

Series 1997-29, Class J, 7.50%, 4/20/2027	10	11

Series 1997-39, Class PD, 7.50%, 5/20/2027	24	27

Series 2012-47, Class HF, 2.55%, 5/25/2027 (e)	102	102

Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	6	1

Series 1998-36, Class ZB, 6.00%, 7/18/2028	4	5

Series 2000-2, Class ZE, 7.50%, 2/25/2030	41	47

Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	29	5

Series 2001-36, Class DE, 7.00%, 8/25/2031	41	48

Series 2001-49, Class Z, 6.50%, 9/25/2031	7	8

Series 2001-44, Class PD, 7.00%, 9/25/2031	8	9

Series 2003-52, Class SX, IF, 16.51%, 10/25/2031 (e)	10	16

Series 2004-74, Class SW, IF, 11.14%, 11/25/2031 (e)	25	32

Series 2001-81, Class LO, PO, 1/25/2032	5	5

Series 2002-1, Class SA, IF, 18.22%, 2/25/2032 (e)	3	5

Series 2002-21, Class PE, 6.50%, 4/25/2032	20	23

Series 2002-28, Class PK, 6.50%, 5/25/2032	21	24

Series 2002-37, Class Z, 6.50%, 6/25/2032	25	28

Series 2004-61, Class SH, IF, 15.41%, 11/25/2032 (e)	28	42

Series 2003-22, Class UD, 4.00%, 4/25/2033	90	98

Series 2003-34, Class GE, 6.00%, 5/25/2033	211	236

Series 2003-39, IO, 6.00%, 5/25/2033 (e)	5	1

Series 2003-47, Class PE, 5.75%, 6/25/2033	88	99

Series 2003-64, Class SX, IF, 8.18%, 7/25/2033 (e)	11	13

Series 2003-71, Class DS, IF, 4.49%, 8/25/2033 (e)	83	91

Series 2005-56, Class TP, IF, 11.71%, 8/25/2033 (e)	60	70

Series 2003-91, Class SD, IF, 8.92%, 9/25/2033 (e)	7	9

Series 2003-116, Class SB, IF, IO, 5.45%, 11/25/2033 (e)	73	13

Series 2006-44, Class P, PO, 12/25/2033	26	24

Series 2003-130, Class SX, IF, 8.30%, 1/25/2034 (e)	4	4

Series 2004-25, Class SA, IF, 13.63%, 4/25/2034 (e)	37	51

Series 2004-46, Class SK, IF, 10.60%, 5/25/2034 (e)	26	33

SEE NOTES TO FINANCIAL STATEMENTS.

54	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2004-36, Class SA, IF, 13.63%, 5/25/2034 (e)	53	77

Series 2004-50, Class VZ, 5.50%, 7/25/2034	311	346

Series 2005-74, Class CS, IF, 14.12%, 5/25/2035 (e)	32	40

Series 2005-45, Class DC, IF, 16.44%, 6/25/2035 (e)	52	73

Series 2005-56, Class S, IF, IO, 4.56%, 7/25/2035 (e)	38	8

Series 2005-68, Class PG, 5.50%, 8/25/2035	201	224

Series 2005-73, Class PS, IF, 11.34%, 8/25/2035 (e)	92	119

Series 2005-106, Class US, IF, 16.70%, 11/25/2035 (e)	64	92

Series 2006-27, Class OH, PO, 4/25/2036	53	49

Series 2006-65, Class QO, PO, 7/25/2036	26	24

Series 2006-56, Class FC, 2.44%, 7/25/2036 (e)	167	166

Series 2006-79, Class DO, PO, 8/25/2036	30	29

Series 2006-77, Class PC, 6.50%, 8/25/2036	60	68

Series 2006-110, PO, 11/25/2036	48	44

Series 2006-124, Class HB, 4.61%, 11/25/2036 (e)	71	74

Series 2007-14, Class ES, IF, IO, 4.29%, 3/25/2037 (e)	35	6

Series 2007-81, Class GE, 6.00%, 8/25/2037	86	96

Series 2007-79, Class SB, IF, 16.15%, 8/25/2037 (e)	32	46

Series 2007-88, Class VI, IF, IO, 4.39%, 9/25/2037 (e)	91	19

Series 2007-91, Class ES, IF, IO, 4.31%, 10/25/2037 (e)	239	48

Series 2007-106, Class A7, 6.16%, 10/25/2037 (e)	33	37

Series 2007-116, Class HI, IO, 1.46%, 1/25/2038 (e)	44	2

Series 2008-16, Class IS, IF, IO, 4.05%, 3/25/2038 (e)	10	1

Series 2008-10, Class XI, IF, IO, 4.08%, 3/25/2038 (e)	21	3

Series 2008-28, Class QS, IF, 14.26%, 4/25/2038 (e)	27	35

Series 2008-46, Class HI, IO, 1.77%, 6/25/2038 (e)	42	2

Series 2009-69, PO, 9/25/2039	45	40

Series 2009-103, Class MB, 4.62%, 12/25/2039 (e)	58	62

Series 2010-71, Class HJ, 5.50%, 7/25/2040	147	169

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2011-118, Class MT, 7.00%, 11/25/2041	164		196

Series 2011-118, Class NT, 7.00%, 11/25/2041	154		180

Series 2013-101, Class DO, PO, 10/25/2043	277		247

Series 2013-128, PO, 12/25/2043	259		233

FNMA, REMIC Trust Series 2006-72, Class GO, PO, 8/25/2036	38		36

FNMA, REMIC Trust, Whole Loan

Series 2007-W7, Class 1A4, HB, IF, 26.31%, 7/25/2037 (e)	8		14

Series 2003-W4, Class 2A, 5.80%, 10/25/2042 (e)	15		17

Series 2003-W1, Class 1A1, 5.32%, 12/25/2042 (e)	81		89

FNMA, STRIPS

Series 218, Class 2, IO, 7.50%, 4/25/2023	—	(f)	—	(f)

Series 300, Class 1, PO, 9/25/2024	20		19

Series 329, Class 1, PO, 1/25/2033	5		4

GNMA

Series 1994-7, Class PQ, 6.50%, 10/16/2024	50		50

Series 2010-14, Class AO, PO, 12/20/2032	17		16

Series 2003-24, PO, 3/16/2033	7		7

Series 2003-40, Class TJ, 6.50%, 3/20/2033	179		200

Series 2003-52, Class AP, PO, 6/16/2033	45		41

Series 2004-28, Class S, IF, 13.62%, 4/16/2034 (e)	13		19

Series 2004-73, Class AE, IF, 10.32%, 8/17/2034 (e)	12		13

Series 2004-71, Class SB, IF, 18.80%, 9/20/2034 (e)	23		34

Series 2004-90, Class SI, IF, IO, 3.93%, 10/20/2034 (e)	135		18

Series 2005-68, Class DP, IF, 11.14%, 6/17/2035 (e)	28		34

Series 2005-68, Class KI, IF, IO, 4.13%, 9/20/2035 (e)	249		49

Series 2006-38, Class ZK, 6.50%, 8/20/2036	401		453

Series 2006-59, Class SD, IF, IO, 4.53%, 10/20/2036 (e)	28		5

Series 2007-17, Class JI, IF, IO, 4.61%, 4/16/2037 (e)	101		18

Series 2007-27, Class SA, IF, IO, 4.03%, 5/20/2037 (e)	127		14

Series 2007-45, Class QA, IF, IO, 4.47%, 7/20/2037 (e)	108		13

Series 2007-40, Class SB, IF, IO, 4.58%, 7/20/2037 (e)	176		29

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	55

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2019 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2007-50, Class AI, IF, IO, 4.60%, 8/20/2037 (e)	94	20

Series 2007-53, Class ES, IF, IO, 4.38%, 9/20/2037 (e)	28	4

Series 2007-53, Class SW, IF, 13.69%, 9/20/2037 (e)	24	30

Series 2009-79, Class OK, PO, 11/16/2037	92	86

Series 2007-76, Class SA, IF, IO, 4.36%, 11/20/2037 (e)	56	7

Series 2007-72, Class US, IF, IO, 4.38%, 11/20/2037 (e)	55	6

Series 2009-106, Class ST, IF, IO, 3.83%, 2/20/2038 (e)	192	26

Series 2008-33, Class XS, IF, IO, 5.50%, 4/16/2038 (e)	36	6

Series 2008-40, Class SA, IF, IO, 4.20%, 5/16/2038 (e)	113	18

Series 2008-55, Class SA, IF, IO, 4.03%, 6/20/2038 (e)	69	11

Series 2008-50, Class KB, 6.00%, 6/20/2038	140	162

Series 2008-93, Class AS, IF, IO, 3.53%, 12/20/2038 (e)	74	8

Series 2009-6, Class SA, IF, IO, 3.90%, 2/16/2039 (e)	22	2

Series 2009-31, Class TS, IF, IO, 4.13%, 3/20/2039 (e)	79	6

Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	34	8

Series 2009-22, Class SA, IF, IO, 4.10%, 4/20/2039 (e)	99	10

Series 2009-92, Class ZC, 5.00%, 10/20/2039	592	678

Series 2011-137, Class WA, 5.56%, 7/20/2040 (e)	235	270

Series 2010-105, Class B, 5.00%, 8/20/2040	795	895

Series 2010-130, Class CP, 7.00%, 10/16/2040	63	75

Series 2013-91, Class WA, 4.49%, 4/20/2043 (e)	430	462

Series 2012-H24, Class FA, 2.83%, 3/20/2060 (e)	5	5

Series 2013-H03, Class FA, 2.68%, 8/20/2060 (e)	2	2

Series 2012-H21, Class DF, 3.03%, 5/20/2061 (e)	8	8

Series 2012-H26, Class MA, 2.93%, 7/20/2062 (e)	10	10

Series 2012-H29, Class FA, 2.89%, 10/20/2062 (e)	530	530

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2014-H15, Class FA, 2.88%, 7/20/2064 (e)	639	639

Series 2014-H17, Class FC, 2.88%, 7/20/2064 (e)	594	595

Series 2015-H15, Class FJ, 2.82%, 6/20/2065 (e)	597	596

Series 2015-H18, Class FA, 2.83%, 6/20/2065 (e)	487	487

Series 2015-H20, Class FA, 2.85%, 8/20/2065 (e)	563	562

Series 2015-H26, Class FG, 2.90%, 10/20/2065 (e)	645	646

GSR Mortgage Loan Trust Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	68	84

Impac Secured Assets CMN Owner Trust Series 2002-2, Class APO, PO, 4/25/2033 ‡	37	28

JP Morgan Mortgage Trust

Series 2003-A1, Class 1A1, 4.27%, 10/25/2033 (e) (h)	186	191

Series 2006-A2, Class 5A3, 4.62%, 11/25/2033 (e) (h)	55	57

Series 2006-A2, Class 4A1, 4.70%, 8/25/2034 (e) (h)	18	19

MASTR Adjustable Rate Mortgages Trust

Series 2004-13, Class 2A1, 4.85%, 4/21/2034 (e)	45	47

Series 2004-3, Class 4A2, 4.11%, 4/25/2034 (e)	11	10

MASTR Alternative Loan Trust

Series 2004-10, Class 1A1, 4.50%, 9/25/2019	1	1

Series 2005-6, Class 3A1, 5.50%, 11/25/2020	21	20

Series 2004-4, Class 10A1, 5.00%, 5/25/2024	132	137

Series 2003-9, Class 8A1, 6.00%, 1/25/2034	97	104

Series 2004-7, Class 30PO, PO, 8/25/2034 ‡	10	8

MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035 ‡ (a)	9	8

Merrill Lynch Mortgage Investors Trust

Series 2003-E, Class A1, 2.77%, 10/25/2028 (e)	105	105

Series 2004-A, Class A1, 2.61%, 4/25/2029 (e)	33	33

NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (e)	36	37

SEE NOTES TO FINANCIAL STATEMENTS.

56	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

NCUA Guaranteed Notes Trust Series 2010-R3, Class 3A, 2.40%, 12/8/2020	14		15

Nomura Asset Acceptance Corp. Alternative Loan Trust

Series 2003-A1, Class A5, 7.00%, 4/25/2033	7		7

Series 2003-A1, Class A1, 5.50%, 5/25/2033	7		8

Series 2003-A1, Class A2, 6.00%, 5/25/2033	17		18

RALI Trust

Series 2002-QS16, Class A3, IF, 12.14%, 10/25/2017 (e)	—	(f)	—	(f)

Series 2003-QS9, Class A3, IF, IO, 5.40%, 5/25/2018 ‡ (e)	1		—	(f)

Series 2004-QS3, Class CB, 5.00%, 3/25/2019	1		1

Reperforming Loan REMIC Trust Series 2005-R1, Class 2APO, PO, 3/25/2035 ‡ (a)	49		36

Residential Asset Securitization Trust

Series 2003-A14, Class A1, 4.75%, 2/25/2019	—	(f)	—	(f)

Seasoned Credit Risk Transfer Trust

Series 2019-1, Class MT, 3.50%, 7/25/2058	574		604

Series 2019-3, Class M55D, 4.00%, 10/25/2058	115		121

Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	458		483

Vendee Mortgage Trust

Series 1993-1, Class ZB, 7.25%, 2/15/2023	123		132

Series 1994-1, Class 1, 5.30%, 2/15/2024 (e)	84		88

Series 1996-1, Class 1Z, 6.75%, 2/15/2026	137		153

Series 1996-2, Class 1Z, 6.75%, 6/15/2026	45		50

Series 1997-1, Class 2Z, 7.50%, 2/15/2027	195		220

Series 1998-1, Class 2E, 7.00%, 3/15/2028	47		53

WaMu Mortgage Pass-Through Certificates Trust

Series 2003-AR5, Class A7, 4.69%, 6/25/2033 (e)	43		44

Series 2004-AR3, Class A2, 4.50%, 6/25/2034 (e)	24		24

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	120		119

Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033 ‡	—	(f)	—	(f)

Wells Fargo Mortgage-Backed Securities Trust

Series 2003-K, Class 1A1, 4.70%, 11/25/2033 (e)	17		17

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-P, Class 2A1, 4.86%, 9/25/2034 (e)	74	77

Series 2004-EE, Class 3A1, 4.82%, 12/25/2034 (e)	25	26

Series 2005-AR3, Class 1A1, 4.99%, 3/25/2035 (e)	114	119

Total Collateralized Mortgage Obligations (Cost $22,724)		24,015

Mortgage-Backed Securities — 11.5%

FHLMC

Pool # 785618, ARM, 4.50%, 7/1/2026 (e)	8	8

Pool # 611141, ARM, 4.63%, 1/1/2027 (e)	10	10

Pool # 1B2656, ARM, 4.66%, 12/1/2034 (e)	39	41

Pool # 1G2557, ARM, 4.88%, 6/1/2036 (e)	78	83

Pool # 1A1085, ARM, 4.42%, 8/1/2036 (e)	72	75

Pool # 1Q0105, ARM, 4.52%, 9/1/2036 (e)	27	28

Pool # 1B7242, ARM, 4.73%, 9/1/2036 (e)	51	54

Pool # 1Q0737, ARM, 4.52%, 11/1/2036 (e)	33	35

Pool # 1N1511, ARM, 4.29%, 1/1/2037 (e)	36	38

Pool # 1J1543, ARM, 5.48%, 2/1/2037 (e)	12	12

Pool # 1Q0739, ARM, 4.51%, 3/1/2037 (e)	37	39

Pool # 1Q0722, ARM, 5.06%, 4/1/2038 (e)	32	34

FHLMC Gold Pools, 15 Year Pool # G12825, 6.50%, 3/1/2022	5	5

FHLMC Gold Pools, 20 Year Pool # C90985, 6.50%, 8/1/2026	9	10

FHLMC Gold Pools, 30 Year

Pool # G00245, 8.00%, 8/1/2024	1	1

Pool # C00376, 8.00%, 11/1/2024	1	1

Pool # C00414, 7.50%, 8/1/2025	2	2

Pool # C00452, 7.00%, 4/1/2026	3	3

Pool # G00981, 8.50%, 7/1/2028	6	7

Pool # A17537, 6.00%, 1/1/2034	26	30

Pool # G02682, 7.00%, 2/1/2037	21	26

Pool # Q58054, 4.50%, 11/1/2046	338	366

FHLMC Gold Pools, Other

Pool # G20027, 10.00%, 10/1/2030	12	12

Pool # L10151, 6.00%, 2/1/2033	7	8

Pool # U80336, 3.50%, 5/1/2033	528	548

Pool # U90690, 3.50%, 6/1/2042	235	246

Pool # U90975, 4.00%, 6/1/2042	234	250

Pool # U91427, 3.50%, 5/1/2043	588	616

FNMA

Pool # 54844, ARM, 2.81%, 9/1/2027 (e)	3	3

Pool # 303532, ARM, 4.06%, 3/1/2029 (e)	2	2

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	57

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2019 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Mortgage-Backed Securities — continued

Pool # 745446, ARM, 4.89%, 4/1/2033 (e)	39		41

Pool # 746299, ARM, 4.24%, 9/1/2033 (e)	53		56

Pool # 743546, ARM, 4.36%, 11/1/2033 (e)	40		42

Pool # 735332, ARM, 4.62%, 8/1/2034 (e)	58		61

Pool # 790964, ARM, 4.07%, 9/1/2034 (e)	29		30

Pool # 896463, ARM, 4.67%, 10/1/2034 (e)	56		59

Pool # 810896, ARM, 4.14%, 1/1/2035 (e)	41		43

Pool # 816361, ARM, 4.41%, 1/1/2035 (e)	98		103

Pool # 816594, ARM, 3.95%, 2/1/2035 (e)	33		34

Pool # 816597, ARM, 4.69%, 2/1/2035 (e)	19		20

Pool # 745862, ARM, 4.74%, 4/1/2035 (e)	38		41

Pool # 838972, ARM, 4.14%, 8/1/2035 (e)	9		9

Pool # 843026, ARM, 3.97%, 9/1/2035 (e)	63		65

Pool # 832801, ARM, 4.02%, 9/1/2035 (e)	62		66

Pool # 920340, ARM, 5.20%, 2/1/2036 (e)	41		43

Pool # 886558, ARM, 4.11%, 8/1/2036 (e)	13		14

Pool # 893424, ARM, 3.95%, 9/1/2036 (e)	40		42

Pool # 913984, ARM, 3.91%, 2/1/2037 (e)	16		16

Pool # 915645, ARM, 4.51%, 2/1/2037 (e)	44		46

Pool # 887094, ARM, 4.67%, 7/1/2046 (e)	52		55

FNMA, 30 Year Pool # 252409, 6.50%, 3/1/2029	11		12

Pool # 752786, 6.00%, 9/1/2033	11		12

FNMA, Other

Pool # 467630, 4.30%, 4/1/2021	724		744

Pool # AL0569, 4.26%, 6/1/2021	282		293

Pool # AM8317, 2.96%, 3/1/2025	186		197

Pool # AN2309, 2.21%, 7/1/2026	472		482

Pool # AM6381, 3.29%, 8/1/2026	1,000		1,080

Pool # AM7485, 3.24%, 12/1/2026	1,000		1,082

Pool # AM7515, 3.34%, 2/1/2027	500		541

Pool # BL1211, 4.01%, 2/1/2027	200		224

Pool # AM8529, 3.03%, 4/1/2027	1,000		1,072

Pool # AM8432, 2.79%, 5/1/2027	1,000		1,056

Pool # BL1040, 3.81%, 12/1/2028	150		171

Pool # BL0907, 3.88%, 12/1/2028	300		342

Pool # AM6755, 3.65%, 9/1/2029	282		319

Pool # AM6892, 3.76%, 9/1/2029	232		264

Pool # BM4162, 3.20%, 10/1/2029	298		320

Pool # 109707, 3.80%, 9/1/2033	244		274

Pool # 888408, 6.00%, 3/1/2037	30		34

Pool # 257172, 5.50%, 4/1/2038	9		9

Pool # MA1125, 4.00%, 7/1/2042	411		438

GNMA I, 30 Year

Pool # 313110, 7.50%, 11/15/2022	—	(f)	—	(f)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # 352108, 7.00%, 8/15/2023	—	(f)	1

Pool # 363030, 7.00%, 9/15/2023	20		21

Pool # 352022, 7.00%, 11/15/2023	1		1

Pool # 366706, 6.50%, 1/15/2024	7		7

Pool # 371281, 7.00%, 2/15/2024	8		8

Pool # 782507, 9.50%, 10/15/2024	3		3

Pool # 780029, 9.00%, 11/15/2024	—	(f)	—	(f)

Pool # 780965, 9.50%, 12/15/2025	2		2

Pool # 442119, 7.50%, 11/15/2026	2		2

Pool # 411829, 7.50%, 7/15/2027	2		2

Pool # 468149, 8.00%, 8/15/2028	1		1

Pool # 468236, 6.50%, 9/15/2028	37		40

Pool # 486537, 7.50%, 9/15/2028	3		3

Pool # 466406, 6.00%, 11/15/2028	23		25

Pool # 607645, 6.50%, 2/15/2033	10		11

Pool # 781614, 7.00%, 6/15/2033	17		21

Pool # 782615, 7.00%, 6/15/2035	54		63

Pool # 782025, 6.50%, 12/15/2035	66		76

Pool # 681638, 6.00%, 12/15/2038	69		76

GNMA II, 30 Year

Pool # 1974, 8.50%, 3/20/2025	1		1

Pool # 1989, 8.50%, 4/20/2025	3		4

Pool # 2006, 8.50%, 5/20/2025	3		3

Pool # 2141, 8.00%, 12/20/2025	1		1

Pool # 2234, 8.00%, 6/20/2026	1		1

Pool # 2270, 8.00%, 8/20/2026	1		1

Pool # 2285, 8.00%, 9/20/2026	1		2

Pool # 2324, 8.00%, 11/20/2026	1		1

Pool # 2499, 8.00%, 10/20/2027	3		3

Pool # 2512, 8.00%, 11/20/2027	2		3

Pool # 2525, 8.00%, 12/20/2027	1		1

Pool # 2549, 7.50%, 2/20/2028	1		1

Pool # 2562, 6.00%, 3/20/2028	15		17

Pool # 2606, 8.00%, 6/20/2028	1		1

Pool # 2633, 8.00%, 8/20/2028	—	(f)	—	(f)

Pool # 2646, 7.50%, 9/20/2028	4		4

Pool # 4245, 6.00%, 9/20/2038	78		90

Pool # BA7567, 4.50%, 5/20/2048	330		352

Pool # BI0416, 4.50%, 11/20/2048	444		472

Pool # BM9692, 4.50%, 7/20/2049	200		214

GNMA II, Other Pool # AD0860, 3.50%, 11/20/2033	435		456

UMBS, 15 Year

Pool # 735386, 5.50%, 1/1/2020	—	(f)	—	(f)

Pool # 889265, 5.50%, 6/1/2020	—	(f)	—	(f)

SEE NOTES TO FINANCIAL STATEMENTS.

58	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Mortgage-Backed Securities — continued

Pool # 735911, 6.50%, 8/1/2020	—	(f)	—	(f)

Pool # 745406, 6.00%, 3/1/2021	9		10

Pool # 995381, 6.00%, 1/1/2024	25		26

UMBS, 20 Year Pool # 254305, 6.50%, 5/1/2022	16		18

UMBS, 30 Year

Pool # 70825, 8.00%, 3/1/2021	—	(f)	—	(f)

Pool # 189190, 7.50%, 11/1/2022	1		1

Pool # 479469, 10.00%, 2/1/2024	—	(f)	—	(f)

Pool # 250066, 8.00%, 5/1/2024	1		1

Pool # 250103, 8.50%, 7/1/2024	2		2

Pool # 303031, 7.50%, 10/1/2024	1		1

Pool # 308499, 8.50%, 5/1/2025	—	(f)	—	(f)

Pool # 695533, 8.00%, 6/1/2027	7		7

Pool # 313687, 7.00%, 9/1/2027	2		2

Pool # 755973, 8.00%, 11/1/2028	11		13

Pool # 598559, 6.50%, 8/1/2031	13		16

Pool # 995409, 8.00%, 11/1/2032	141		168

Pool # 675555, 6.00%, 12/1/2032	27		30

Pool # 674349, 6.00%, 3/1/2033	12		13

Pool # 702901, 6.00%, 5/1/2033	45		51

Pool # 721535, 5.00%, 7/1/2033	69		76

Pool # 723852, 5.00%, 7/1/2033	25		28

Pool # 729296, 5.00%, 7/1/2033	49		54

Pool # 713700, 4.50%, 8/1/2033	28		30

Pool # 737825, 6.00%, 9/1/2033	10		11

Pool # 725027, 5.00%, 11/1/2033	47		52

Pool # 725017, 5.50%, 12/1/2033	44		50

Pool # AA0922, 6.00%, 9/1/2036	67		77

Pool # 986648, 6.00%, 9/1/2037	31		35

Pool # AD9151, 5.00%, 8/1/2040	188		207

Pool # BK8753, 4.50%, 6/1/2049	499		535

Total Mortgage-Backed Securities (Cost $15,152)			15,950

Asset-Backed Securities — 9.2%

Ally Auto Receivables Trust

Series 2018-2, Class A3, 2.92%, 11/15/2022	246		248

Series 2019-1, Class A3, 2.91%, 9/15/2023	69		70

American Airlines Pass-Through Trust

Series 2013-2, Class A, 4.95%, 1/15/2023	99		104

Series 2016-3, Class AA, 3.00%, 10/15/2028	74		76

American Credit Acceptance Receivables Trust

Series 2018-3, Class B, 3.49%, 6/13/2022 (a)	55		55

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-1, Class A, 3.06%, 7/12/2022 (a)	75	76

American Express Credit Account Master Trust Series 2019-1, Class A, 2.87%, 10/15/2024	135	139

AmeriCredit Automobile Receivables Trust

Series 2017-3, Class A3, 1.90%, 3/18/2022	71	71

Series 2018-1, Class A3, 3.07%, 12/19/2022	115	116

Series 2018-2, Class A3, 3.15%, 3/20/2023	148	150

Series 2019-1, Class A3, 2.97%, 11/20/2023	61	62

Series 2019-2, Class A3, 2.28%, 1/18/2024	250	252

B2R Mortgage Trust

Series 2015-1, Class A1, 2.52%, 5/15/2048 ‡ (a)	5	5

Series 2015-2, Class A, 3.34%, 11/15/2048 (a)	108	108

British Airways Pass-Through Trust (United Kingdom) Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	64	68

CarMax Auto Owner Trust

Series 2018-2, Class A3, 2.98%, 1/17/2023	136	138

Series 2018-3, Class A3, 3.13%, 6/15/2023	234	239

Series 2019-1, Class A3, 3.05%, 3/15/2024	220	225

Carvana Auto Receivables Trust Series 2019-2A, Class A3, 2.58%, 3/15/2023 (a)	350	351

Continental Airlines Pass-Through Trust

Series 1999-2, Class A-1, 7.26%, 3/15/2020	2	2

CPS Auto Receivables Trust

Series 2015-B, Class C, 4.20%, 5/17/2021 (a)	346	348

Series 2017-C, Class B, 2.30%, 7/15/2021 (a)	34	34

Series 2015-C, Class D, 4.63%, 8/16/2021 (a)	310	313

CPS Auto Trust Series 2018-C, Class A, 2.87%, 9/15/2021 (a)	34	34

Credit Acceptance Auto Loan Trust

Series 2018-2A, Class A, 3.47%, 5/17/2027 (a)	250	254

CVS Pass-Through Trust 5.93%, 1/10/2034 (a)	44	52

Drive Auto Receivables Trust

Series 2015-BA, Class D, 3.84%, 7/15/2021 (a)	70	70

Series 2018-3, Class A3, 3.01%, 11/15/2021	11	12

Series 2019-1, Class A3, 3.18%, 10/17/2022	195	196

Series 2018-4, Class B, 3.36%, 10/17/2022	118	118

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	59

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2019 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Asset-Backed Securities — continued

Series 2015-DA, Class D, 4.59%, 1/17/2023 (a)	166	167

Series 2018-2, Class C, 3.63%, 8/15/2024	100	101

DT Auto Owner Trust

Series 2018-2A, Class A, 2.84%, 9/15/2021 (a)	32	32

Series 2019-1A, Class A, 3.08%, 9/15/2022 (a)	62	62

Exeter Automobile Receivables Trust

Series 2016-1A, Class C, 5.52%, 10/15/2021 (a)	184	185

Series 2018-3A, Class A, 2.90%, 1/18/2022 (a)	35	35

Federal Express Corp. Pass-Through Trust Series 1998, 6.72%, 1/15/2022	230	241

First Investors Auto Owner Trust

Series 2015-2A, Class D, 4.22%, 12/15/2021 (a)	100	101

Series 2018-1A, Class A2, 3.22%, 1/17/2023 (a)	68	68

Series 2019-1A, Class A, 2.89%, 3/15/2024 (a)	80	81

Flagship Credit Auto Trust

Series 2015-3, Class B, 3.68%, 3/15/2022 (a)	42	42

Series 2015-3, Class C, 4.65%, 3/15/2022 (a)	113	115

Series 2016-1, Class C, 6.22%, 6/15/2022 (a)	400	414

Series 2018-2, Class A, 2.97%, 10/17/2022 (a)	91	91

Series 2018-3, Class A, 3.07%, 2/15/2023 (a)	60	60

Ford Credit Auto Lease Trust

Series 2018-B, Class A4, 3.30%, 2/15/2022	88	90

Series 2019-A, Class A3, 2.90%, 5/15/2022	115	116

GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (e)	22	19

GM Financial Automobile Leasing Trust

Series 2017-3, Class A3, 2.01%, 11/20/2020	19	19

Series 2018-2, Class A3, 3.06%, 6/21/2021	117	118

Series 2018-3, Class A3, 3.18%, 6/21/2021	107	108

Series 2018-1, Class A4, 2.68%, 12/20/2021	76	76

Series 2019-1, Class A3, 2.98%, 12/20/2021	91	92

GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3, 2.81%, 12/16/2022	134	136

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GMAT Trust

Series 2013-1A, Class A, 6.97%, 11/25/2043 ‡ (a) (g)	3	3

Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (a)	35	35

Honda Auto Receivables Owner Trust

Series 2017-3, Class A3, 1.79%, 9/20/2021	45	45

Series 2018-2, Class A3, 3.01%, 5/18/2022	128	129

Hyundai Auto Lease Securitization Trust

Series 2018-B, Class A4, 3.20%, 6/15/2022 (a)	127	129

Series 2019-A, Class A3, 2.98%, 7/15/2022 (a)	140	142

Hyundai Auto Receivables Trust

Series 2017-B, Class A3, 1.77%, 1/18/2022	170	169

Series 2018-A, Class A3, 2.79%, 7/15/2022	78	79

LV Tower 52 Issuer Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (a)	999	1,006

Mercedes-Benz Auto Lease Trust

Series 2019-A, Class A3, 3.10%, 11/15/2021	40	41

OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024 (a)	164	167

Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 3/8/2024 (a)	491	497

Progress Residential Trust

Series 2015-SFR2, Class A, 2.74%, 6/12/2032 (a)	851	849

Series 2015-SFR2, Class B, 3.14%, 6/12/2032 ‡ (a)	351	351

Series 2015-SFR3, Class A, 3.07%, 11/12/2032 ‡ (a)	779	778

Series 2015-SFR3, Class D, 4.67%, 11/12/2032 ‡ (a)	200	201

Santander Drive Auto Receivables Trust

Series 2018-3, Class A3, 3.03%, 2/15/2022	49	49

Series 2018-4, Class A3, 3.01%, 3/15/2022	49	49

Series 2019-1, Class A3, 3.00%, 12/15/2022	55	55

Series 2019-2, Class A3, 2.59%, 5/15/2023	110	111

Santander Retail Auto Lease Trust Series 2019-A, Class A3, 2.77%, 6/20/2022 (a)	225	229

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.35%, 1/25/2036 ‡ (g)	29	26

Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	43	45

SEE NOTES TO FINANCIAL STATEMENTS.

60	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Asset-Backed Securities — continued

Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	260	269

United Airlines Pass-Through Trust Series 2016-2, Class AA, 2.88%, 10/7/2028	110	113

US Auto Funding LLC Series 2019-1A, Class B, 3.99%, 12/15/2022 (a)	100	102

Verizon Owner Trust Series 2018-A, Class A1A, 3.23%, 4/20/2023	100	102

World Financial Network Credit Card Master Trust Series 2018-B, Class A, 3.46%, 7/15/2025	156	161

World Omni Auto Receivables Trust Series 2017-B, Class A3, 1.95%, 2/15/2023	104	104

World Omni Automobile Lease Securitization Trust

Series 2018-B, Class A3, 3.19%, 12/15/2021	93	95

Series 2019-A, Class A3, 2.94%, 5/16/2022	125	127

Total Asset-Backed Securities (Cost $12,663)		12,813

Commercial Mortgage-Backed Securities — 5.0%

20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035 (a) (e)	145	150

CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 0.76%, 12/11/2049 ‡ (a) (e)	19	—	(f)

Commercial Mortgage Trust Series 2015-CR25, Class A4, 3.76%, 8/10/2048	281	306

FHLMC, Multifamily Structured Pass-Through Certificates

Series KF12, Class A, 2.92%, 9/25/2022 (e)	112	112

Series KSMC, Class A2, 2.62%, 1/25/2023	500	512

Series KL3L, Class ALNZ, 3.46%, 4/25/2025 (e)	500	535

Series K069, Class A2, 3.19%, 9/25/2027 (e)	500	544

Series K081, Class A1, 3.88%, 2/25/2028	117	130

Series K083, Class A2, 4.05%, 9/25/2028 (e)	297	345

Series K088, Class A2, 3.69%, 1/25/2029	480	545

FNMA ACES

Series 2010-M3, Class A3, 4.33%, 3/25/2020 (e)	90	91

Series 2015-M17, Class FA, 3.31%, 11/25/2022 (e)	203	203

Series 2014-M2, Class A2, 3.51%, 12/25/2023 (e)	397	422

Series 2014-M13, Class A2, 3.02%, 8/25/2024 (e)	636	669

Series 2015-M7, Class A2, 2.59%, 12/25/2024	820	846

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-M2, Class A2, 3.00%, 1/25/2028 (e)	500	532

Series 2018-M13, Class A1, 3.82%, 3/25/2030 (e)	224	251

UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	116	120

UBS-Barclays Commercial Mortgage Trust

Series 2012-C2, Class A4, 3.53%, 5/10/2063	104	108

VNDO Mortgage Trust Series 2013-PENN, Class A, 3.81%, 12/13/2029 (a)	500	508

Total Commercial Mortgage-Backed Securities (Cost $6,540)		6,929

U.S. Government Agency Securities — 0.5%

FNMA 1.87%10/9/2019 (d)	85	85

Resolution Funding Corp. STRIPS 1.63%10/15/2019 (d)	165	164

1.77%7/15/2020 (d)	250	246

DN, 3.01%1/15/2026 (d)	90	81

DN, 2.81%10/15/2027 (d)	80	69

Total U.S. Government Agency Securities (Cost $636)		645

Foreign Government Securities — 0.2%

United Mexican States (Mexico) 3.63%, 3/15/2022 (Cost $248)	244	252

	SHARES (000)
Short-Term Investments — 0.9%

Investment Companies — 0.9%

JPMorgan Prime Money Market Fund Class Institutional Shares, 2.16% (h) (i) (Cost $1,240)	1,240	1,240

Total Investments — 99.6% (Cost $132,502)		138,232
Other Assets Less Liabilities — 0.4%		569

NET ASSETS — 100.0%		138,801

Percentages indicated are based on net assets.

Abbreviations

ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2019.
DN	Discount Notes
ESOP	Employee Stock Ownership Program
FHLMC	Federal Home Loan Mortgage Corp.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	61

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2019 (Unaudited) (continued)

FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2019.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	The rate shown is the effective yield as of August 31, 2019.
(e)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and

prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2019.

(f)	Amount rounds to less than one thousand.
(g)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2019.

(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of August 31, 2019.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

62	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2019 (Unaudited)

(Amounts in thousands, except per share amounts)

	JPMorgan Core Bond Trust	JPMorgan Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$1,979,550	$136,992
Investments in affiliates, at value	148,147	1,240
Receivables:
Investment securities sold	447	48
Interest from non-affiliates	9,118	586
Dividends from affiliates	165	5
Securities lending income (See Note 2.F.)	—	—	(a)
Due from adviser	—	3

Total Assets	2,137,427	138,874

LIABILITIES:
Payables:
Due to custodian	307	10
Investment securities purchased	7,402	—
Investment securities purchased — delayed delivery securities	10,128	—
Fund shares redeemed	17,502	—
Accrued liabilities:
Investment advisory fees	214	—
Administration fees	1	—
Custodian and accounting fees	56	20
Trustees’ and Chief Compliance Officer’s fees	1	—
Audit fees	47	38
Other	39	5

Total Liabilities	35,697	73

Net Assets	$2,101,730	$138,801

NET ASSETS:
Paid-in-Capital	$1,967,227	$134,260
Total distributable earnings (loss)	134,503	4,541

Total Net Assets	$2,101,730	$138,801

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	197,373	13,818
Net asset value, offering and redemption price per share (b)	$10.65	$10.05

Cost of investments in non-affiliates	$1,844,467	$131,262
Cost of investments in affiliates	148,140	1,240

(a)	Amount rounds to less than one thousand.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	63

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2019 (Unaudited)

(Amounts in thousands)

	JPMorgan Core Bond Trust		JPMorgan Intermediate Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$33,277		$2,244
Interest income from affiliates	1		—	(a)
Dividend income from affiliates	776		27
Income from securities lending (net) (See Note 2.F.)	—	(a)	—	(a)

Total investment income	34,054		2,271

EXPENSES:
Investment advisory fees	2,863		206
Administration fees	977		70
Custodian and accounting fees	97		47
Interest expense to affiliates	1		—	(a)
Professional fees	58		33
Trustees’ and Chief Compliance Officer’s fees	17		13
Printing and mailing costs	6		3
Transfer agency fees	7		1
Other	35		5

Total expenses	4,061		378

Less fees waived	(2,650)		(271)
Less expense reimbursements	—		(2)

Net expenses	1,411		105

Net investment income (loss)	32,643		2,166

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	4,531		176
Investments in affiliates	6		1

Net realized gain (loss)	4,537		177

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	123,090		5,448
Investments in affiliates	3		—	(a)

Change in net unrealized appreciation/depreciation	123,093		5,448

Net realized/unrealized gains (losses)	127,630		5,625

Change in net assets resulting from operations	$160,273		$7,791

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

64	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Core Bond Trust		JPMorgan Intermediate Bond Trust
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$32,643	$70,939	$2,166	$4,812
Net realized gain (loss)	4,537	(4,119)	177	(471)
Change in net unrealized appreciation/depreciation	123,093	(5,086)	5,448	486

Change in net assets resulting from operations	160,273	61,734	7,791	4,827

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(33,141)	(76,166)	(2,221)	(4,810)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	233,080	125,604	3,100	—
Distributions reinvested	30,868	71,471	1,752	3,894
Cost of shares redeemed	(165,638)	(525,157)	(14,794)	(22,784)

Change in net assets resulting from capital transactions	98,310	(328,082)	(9,942)	(18,890)

NET ASSETS:
Change in net assets	225,442	(342,514)	(4,372)	(18,873)
Beginning of period	1,876,288	2,218,802	143,173	162,046

End of period	$2,101,730	$1,876,288	$138,801	$143,173

SHARE TRANSACTIONS:
Issued	22,438	12,593	318	—
Reinvested	2,994	7,202	178	406
Redeemed	(16,165)	(52,973)	(1,517)	(2,386)

Change in Shares	9,267	(33,178)	(1,021)	(1,980)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	65

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Bond Trust
Six Months Ended August 31, 2019 (Unaudited)	$9.97	$0.17	(e)	$0.69	$0.86	$(0.18)	$—	$(0.18)
Year Ended February 28, 2019	10.03	0.34	(e)	(0.03)	0.31	(0.34)	(0.03)	(0.37)
Year Ended February 28, 2018	10.33	0.35	(e)	(0.18)	0.17	(0.35)	(0.12)	(0.47)
Year Ended February 28, 2017	10.58	0.33	(e)	(0.14)	0.19	(0.34)	(0.10)	(0.44)
Year Ended February 29, 2016	10.69	0.32	(e)	(0.07)	0.25	(0.33)	(0.03)	(0.36)
Year Ended February 28, 2015	10.57	0.36		0.15	0.51	(0.36)	(0.03)	(0.39)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

66	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$10.65	8.66%	$2,101,730	0.14%	3.35%	0.42%	13%
9.97	3.16	1,876,288	0.15	3.42	0.42	17
10.03	1.59	2,218,802	0.15	3.36	0.43	18
10.33	1.78	3,159,232	0.15	3.15	0.42	16
10.58	2.35	4,210,606	0.14	3.03	0.42	22
10.69	4.88	3,981,012	0.14	3.36	0.42	19

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	67

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Intermediate Bond Trust
Six Months Ended August 31, 2019 (Unaudited)	$9.65	$0.15	(e)	$0.41	$0.56	$(0.16)	$—	$(0.16)
Year Ended February 28, 2019	9.63	0.31	(e)	0.02	0.33	(0.31)	—	(0.31)
Year Ended February 28, 2018	9.87	0.30	(e)	(0.20)	0.10	(0.30)	(0.04)	(0.34)
Year Ended February 28, 2017	10.37	0.29	(e)	(0.15)	0.14	(0.30)	(0.34)	(0.64)
Year Ended February 29, 2016	10.40	0.26	(e)	(0.01)	0.25	(0.27)	(0.01)	(0.28)
Year Ended February 28, 2015	10.41	0.30		0.04	0.34	(0.30)	(0.05)	(0.35)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

68	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$10.05	5.81%	$138,801	0.15%	3.10%	0.54%	10%
9.65	3.47	143,173	0.15	3.18	0.53	32
9.63	1.00	162,046	0.15	3.00	0.53	56
9.87	1.33	181,349	0.15	2.85	0.48	32
10.37	2.47	453,013	0.14	2.53	0.46	27
10.40	3.29	377,349	0.14	2.90	0.47	25

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	69

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2019 (Unaudited)

1. Organization

JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust, pursuant to a Declaration of Trust dated September 14, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The following are two separate diversified series of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report: JPMorgan Core Bond Trust and JPMorgan Intermediate Bond Trust.

The investment objective of JPMorgan Core Bond Trust (“Core Bond Trust”) is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of JPMorgan Intermediate Bond Trust (“Intermediate Bond Trust”) is to seek current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, thus, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Core Bond Trust and Intermediate Bond Trust at August 31, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

70	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$173,637	$55,564		$229,201
Collateralized Mortgage Obligations	—	280,727	15,374		296,101
Commercial Mortgage-Backed Securities	—	79,601	2,172		81,773
Corporate Bonds	—	492,101	—		492,101
Foreign Government Securities	—	9,259	—		9,259
Mortgage-Backed Securities	—	328,988	—		328,988
Municipal Bonds	—	12,611	—		12,611
Supranational	—	3,000	—		3,000
U.S. Government Agency Securities	—	29,793	—		29,793
U.S. Treasury Obligations	—	496,723	—		496,723
Short-Term Investments
Investment Companies	148,147	—	—		148,147

Total Investments in Securities	$148,147	$1,906,440	$73,110		$2,127,697

Intermediate Bond Trust
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$10,424	$2,389		$12,813
Collateralized Mortgage Obligations	—	23,922	93		24,015
Commercial Mortgage-Backed Securities	—	6,929	—	(a)	6,929
Corporate Bonds	—	42,041	—		42,041
Foreign Government Securities	—	252	—		252
Mortgage-Backed Securities	—	15,950	—		15,950
U.S. Government Agency Securities	—	645	—		645
U.S. Treasury Obligations	—	34,347	—		34,347
Short-Term Investments
Investment Companies	1,240	—	—		1,240

Total Investments in Securities	$1,240	$134,510	$2,482		$138,232

(a)	Amount rounds to less than one thousand.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	71

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2019 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Core Bond Trust	Balance as of February 28, 2019	Realized gain (loss)		Change in unrealized appreciation (depreciation)		Net accretion (amortization)		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2019
Investments in Securities
Asset-Backed Securities	$68,402	$3		$880		$(49)		$5,462		$(21,622)	$4,860	$(2,372)	$55,564
Collateralized Mortgage Obligations	7,549	—	(a)	758		(369)		8,091		(655)	—	—	15,374
Commercial Mortgage-Backed Securities	1,973	—		262		(86)		136		(113)	—	—	2,172
Corporate Bonds — Capital Markets	53	—		—	(a)	—	(a)	—		(53)	—	—	—

Total	$77,977	$3		$1,900		$(504)		$13,689		$(22,443)	$4,860	$(2,372)	$73,110

Intermediate Bond Trust	Balance as of February 28, 2019	Realized gain (loss)		Change in unrealized appreciation (depreciation)		Net accretion (amortization)		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2019
Investments in Securities
Asset-Backed Securities	$3,073	$—	(a)	$12		$—	(a)	$—	(a)	$(750)	$54	$—	$2,389
Collateralized Mortgage Obligations	107	—	(a)	(4)		—	(a)	1		(11)	—	—	93
Commercial Mortgage-Backed Securities	1	—		(1)		—	(a)	—	(a)	—	—	—	—	(a)
Corporate Bonds — Capital Markets	4	—	(a)	—	(a)	—	(a)	—		(4)	—	—	—

Total	$3,185	$—	(a)	$7		$—	(a)	$1		$(765)	$54	$—	$2,482

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2019, which were valued using significant unobservable inputs (level 3) were as follows (amounts in thousands):

Value
Core Bond Trust	$2,184
Intermediate Bond Trust	9

These amounts are included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations.

For each of the Funds, there were no significant transfers into and out of level 3 for the six months ended August 31, 2019.

72	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

Core Bond Trust

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$44,037	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 31.00% (6.96%)
			Constant Default Rate	0.00% - 30.00% (0.11%)
			Yield (Discount Rate of Cash Flows)	2.53% - 7.41% (3.34%)

Asset-Backed Securities	44,037

	5,605	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 24.00% (8.76%)
			PSA Prepayment Model	234.00% (234.00%)
			Constant Default Rate	0.00% - 12.68% (2.60%)
			Yield (Discount Rate of Cash Flows)	0.40% - 199.00% (10.34%)

Collateralized Mortgage Obligations	5,605

	2,161	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (14.34%)
			Yield (Discount Rate of Cash Flows)	1.33% - 7.32% (3.20%)

Commercial Mortgage-Backed Securities	2,161

Total	$51,803

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At August 31, 2019, the value of these investments was approximately $21,307,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Intermediate Bond Trust

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2019		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$1,382		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 3.61% (0.12%)
				Constant Default Rate	0.00% - 30.00% (0.13%)
				Yield (Discount Rate of Cash Flows)	3.09% - 7.41% (3.39%)

Asset-Backed Securities	1,382

	85		Discounted Cash Flow	Constant Prepayment Rate	5.00% - 100.00% (87.08%)
				Constant Default Rate	0.00% - 3.93% (0.43%)
				Yield (Discount Rate of Cash Flows)	(1.19%) - 16.89% (2.94%)

Collateralized Mortgage Obligations	85

	—	(b)	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
				Yield (Discount Rate of Cash Flows)	3.25% (3.25%)

Commercial Mortgage-Backed Securities	—	(b)

Total	$1,467

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At August 31, 2019, the value of these investments was approximately $1,015,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	73

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2019 (Unaudited) (continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Funds.

As of August 31, 2019, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — Intermediate Bond Trust purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until settlement date.

Core Bond Trust had when-issued securities, forward commitments or delayed delivery securities outstanding as of August 31, 2019, which are shown as Payable for Investment securities purchased — delayed delivery securities on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2019 are detailed in the SOIs.

D. Loan Assignments — Core Bond Trust may invest in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Fund invests in loan assignments of all or a portion of the loans. When a fund purchases a loan assignment, the fund has direct rights against the Borrower on a loan, provided, however, the fund’s rights may be more limited than the Lender from which it acquired the assignment and the fund may be able to enforce its rights only through the Agent. As a result, a fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the fund and the Borrower (“Intermediate Participants”). A fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a fund may not receive the proceeds from a sale of such investments for a period after the sale.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.

At August 31, 2019, the Fund did not have any loan assignments.

E. Unfunded Commitments — Core Bond Trust may enter into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of its normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Fund to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.D). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Fund may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of Interest income from non-affiliates on the Statements of Operations.

At August 31, 2019, the Fund did not have any outstanding unfunded loan commitments.

74	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

F. Securities Lending — Effective October 5, 2018, the Funds became authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations).

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.16% to 0.06%. JPMIM waived fees associated with the Funds’ investment in JPMorgan U.S. Government Money Market Fund as follows (amounts in thousands):

Core Bond Trust	$—	(a)

(a)	Amount rounds to less than one thousand.

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).

The Funds did not have any securities out on loan at August 31, 2019.

G. Investment Transactions with Affiliates — The Funds invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Funds may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the tables below are exchanges between certain share classes of the Underlying Funds. Such exchanges are not treated as purchases and sales for the purpose of recognizing realized gains (losses) or calculating portfolio turnover. Amounts in the tables below are in thousands.

Core Bond Trust

For the six months ended August 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2019	Shares at August 31, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.16% (a) (b)	$38,750	$355,368	$245,980	$6	$3	$148,147	148,088	$776		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	—	3,786	3,786	—	—	—	—	2	*	—

Total	$38,750	$359,154	$249,766	$6	$3	$148,147		$778		$—

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	75

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2019 (Unaudited) (continued)

Intermediate Bond Trust

For the six months ended August 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at August 31, 2019	Shares at August 31, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.16% (a) (b)	$3,081	$17,570	$19,412	$1	$—	(c)	$1,240	1,240	$27		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	—	187	187	—	—		—	—	—	(c)*	—

Total	$3,081	$17,757	$19,599	$1	$—	(c)	$1,240		$27		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2019.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend. Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Funds. These amounts are included in Interest income from non-affiliates on the Statements of Operations.

I. Allocation of Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2019, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

K. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

L. New Accounting Pronouncements — In March 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”) Premium Amortization on Purchased Callable Debt Securities, which shortens the amortization period for certain callable debt securities held at a premium. Specifically, it required the premium to be amortized to the earliest call date. The Funds have adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of the beginning of the period of adoption. As a result of the adoption of ASU 2017-08, as of March 1, 2019, the amortized cost basis of investments and unrealized appreciation (depreciation) of investments of the Funds were increased (decreased) by the amounts presented in the following table (amounts in thousands). The adoption of ASU 2017-08 had no impact on beginning net assets, the current period results from operations, or any prior period information presented in the financial statements.

	Amortized Cost Basis of Investments	Unrealized Appreciation (Depreciation) of Investments
Core Bond Trust	$(797)	$797
Intermediate Bond Trust	(95)	95

In August 2018, the FASB issued ASU 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which adds, removes, and modifies certain aspects of the fair value disclosure. ASU 2018-13 amendments are the result of a broader disclosure project, FASB Concepts Statement Conceptual Framework for Financial Reporting — Chapter 8: Notes to Financial Statements, to improve the effectiveness of the fair value disclosure requirements. ASU 2018-13 is effective for the fiscal years, and interim periods within those

76	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

fiscal years, beginning after December 15, 2019; early adoption is permitted. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect to the Funds’ net assets or results of operation.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Trust	0.28%
Intermediate Bond Trust	0.28

Prior to July 1, 2019, the investment advisory fee was accrued daily and paid monthly at an annual rate of 0.30% on each Fund’s respective average daily net assets.

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to the Funds. In consideration of these services, effective January 1, 2019, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. For the six months ended August 31, 2019, the effective annualized rate was 0.10% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.E.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

D. Placement Agent — J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Adviser, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.

E. Waivers and Reimbursements — The Adviser and Administrator have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Intermediate Bond Trust	0.15

The expense limitation agreements were in effect for the six months ended August 31, 2019, and are in place until at least until June 30, 2020.

For the six months ended August 31, 2019, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Total	Contractual Reimbursements
Core Bond Trust	$1,619	$976	$2,595	$—
Intermediate Bond Trust	199	70	269	2

Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser and Administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	77

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2019 (Unaudited) (continued)

The amounts of these waivers/reimbursements resulting from investments in these money market funds for the six months ended August 31, 2019 were as follows (amounts in thousands):

Core Bond Trust	$55
Intermediate Bond Trust	2

F. Other — Certain officers of the Trust are affiliated with the Adviser and the Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2019, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2019, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$214,142	$190,741	$56,771	$61,433
Intermediate Bond Trust	6,454	16,632	6,820	4,957

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2019 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$1,992,607	$139,253	$4,163	$135,090
Intermediate Bond Trust	132,502	5,829	99	5,730

As of February 28, 2019, the following Fund had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward
	Short-Term	Long-Term
Core Bond Trust	$638	$—
Intermediate Bond Trust	1,080	37

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 28, 2019, the following Funds deferred to March 1, 2019 post-October capital losses of (amounts in thousands):

	Net Capital Losses
	Short-Term	Long-Term
Core Bond Trust	$558	$3,173
Intermediate Bond Trust	6	97

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

78	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

The Funds had no borrowings outstanding from another fund during the six months ended August 31, 2019.

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 4, 2019.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2019.

Core Bond Trust and Intermediate Bond Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 13, 2019, this agreement has been amended and restated for a term of 364 days, unless extended.

The Funds did not utilize the Credit Facility during the six months ended August 31, 2019.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of August 31, 2019, Intermediate Bond Trust had three individual shareholder and/or non-affiliated omnibus accounts, which represented 57.6% of the Fund’s outstanding shares.

Significant shareholder transactions by these accounts may impact the Funds’ performance.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy, such as rate increase by the Federal Reserve. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. A significant portion of the Funds’ investments are comprised of asset-backed or mortgage-related securities, including securities backed by sub-prime mortgages.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	79

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Funds at the beginning of the reporting period, March 1, 2019, and continued to hold your shares at the end of the reporting period, August 31, 2019.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs or the costs associated with the investment advisory accounts through which the Fund is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Core Bond Trust
Actual	$1,000.00	$1,086.60	$0.73	0.14%
Hypothetical	1,000.00	1,024.43	0.71	0.14

JPMorgan Intermediate Bond Trust
Actual	1,000.00	1,058.10	0.78	0.15
Hypothetical	1,000.00	1,024.38	0.76	0.15

*	Expenses are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

80	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2019, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 14, 2019.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge using data from Lipper Inc., independent providers of investment company data (together, “Broadridge/Lipper”). The Trustees’ independent consultant also provided additional analyses of the performance of the Funds, as well as a risk/return assessment of certain Funds as compared to the Funds’ objectives and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below.

Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.

After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management, personnel changes, if any, and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team, including personnel changes, if any. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by the Adviser in its role as administrator.

The Trustees also considered their knowledge of the nature and quality of services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	81

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

The Trustees also considered that the Adviser earns fees from the Funds for providing administrative services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted each Fund with fee waivers and contractual expense limitations (“Fee Caps”) which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale, as well as each Fund that had achieved scale and no longer had a Fee Cap in place for some or all of its classes. The Trustees noted that the fees remain competitive with peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Funds, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels was reasonable. The Trustees concluded that the Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Funds and their shareholders, and that, for those Funds that had achieved scale and no longer had Fee Caps in place for some or all of their classes, through lower average expenses as asset levels had increased, in addition to the reinvestment that ensures sufficient resources in terms of personnel and infrastructure to support the Funds.

Independent Written Evaluation of the Funds’ Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Funds had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts and/or funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences in the regulatory,

82	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2019

legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge/Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge/Lipper investment classification and objective (the “Universe ”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge/Lipper’s methodology for selecting mutual funds in each Fund’s Universe and Peer Group, and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared by the Trustees’ independent consultant. For certain Funds, the Trustees and Adviser determined that the Peer Group and/or Universe is less meaningful and the independent consultant prepared an analysis of the Fund across various risk and return metrics including tracking error, volatility, total/excess return versus various indices and customized peer group of funds with similar portfolio objectives (as selected by the independent consultant). The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge/Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance is summarized below:

The Trustees noted that the Core Bond Trust’s performance was in the first and second quintiles based upon the Peer Group for the one- and three-year periods ended December 31, 2018 and in the first quintile based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2018, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Intermediate Bond Trust’s performance was in the second, first, and first quintiles based upon the Universe for each of the one-, three-, and five-year periods ended December 31, 2018. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge/Lipper concerning management fee rates paid by other funds in the same Broadridge/Lipper category as each Fund. The Trustees recognized that Broadridge/Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates, and that changes made to the administration fee in January 2019, if applicable, were reflected in such rate . The Trustees also reviewed information about other expenses and the expense ratios for each Fund, and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustee, additional waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios are summarized below:

The Trustees noted that the Core Bond Trust’s net advisory fee and actual total expenses were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, including a reduction to the contractual advisory fee effective July 1, 2019, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the Intermediate Bond Trust’s net advisory fee and actual total expenses were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, including a reduction to the contractual advisory fee effective July 1, 2019, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

AUGUST 31, 2019	JPMORGAN INSTITUTIONAL TRUST FUNDS	83

FOR MORE INFORMATION:

INVESTMENT ADVISER

J.P. Morgan Investment Management Inc.

277 Park Avenue

New York, New York 10172

PLACEMENT AGENT

JPMorgan Institutional Investments, Inc.

277 Park Avenue

New York, New York 10172

This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Funds’ Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-PORT. Prior to March 31, 2019, each Fund filed a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. Each Fund’s Form N-PORT and Form N-Q are available on the SEC’s website at http://www.sec.gov.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record is available on the SEC’s website at www.sec.gov. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2019. All rights reserved. August 2019.	SAN-INSTT-819

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 4, 2019

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
November 4, 2019